UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-3221

Fidelity Charles Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	September 30, 2017

Item 1.

Reports to Stockholders

Fidelity Advisor Asset Manager® Funds - 20%, 30%, 40%, 50%, 60%, 70%, 85%
Class A, Class M (formerly Class T), Class C and Class I

Annual Report

September 30, 2017

Each Class A, Class M, Class C and Class I are classes of Fidelity Asset Manager® Funds

Contents

Performance
Management's Discussion of Fund Performance
Fidelity Asset Manager® 20%
Investment Summary
Investments
Financial Statements
Fidelity Asset Manager® 30%
Investment Summary
Investments
Financial Statements
Fidelity Asset Manager® 40%
Investment Summary
Investments
Financial Statements
Fidelity Asset Manager® 50%
Investment Summary
Investments
Financial Statements
Fidelity Asset Manager® 60%
Investment Summary
Investments
Financial Statements
Fidelity Asset Manager® 70%
Investment Summary
Investments
Financial Statements
Fidelity Asset Manager® 85%
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity Asset Manager® 20%

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2017	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	(1.91)%	2.35%	3.04%
Class M (incl. 3.50% sales charge)	0.17%	2.57%	3.01%
Class C (incl. contingent deferred sales charge)	2.25%	2.79%	2.86%
Class I	4.35%	3.86%	3.94%

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Manager® 20% - Class A on September 30, 2007, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$13,488	Fidelity Advisor Asset Manager® 20% - Class A
$15,196	Bloomberg Barclays U.S. Aggregate Bond Index

Effective August 24, 2016, all Barclays benchmark indices were co-branded as the Bloomberg Barclays Indices for a period of five years.

Fidelity Asset Manager® 30%

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2017	Past 1 year	Past 5 years	Life of FundA
Class A (incl. 5.75% sales charge)	(0.04)%	3.60%	3.44%
Class M (incl. 3.50% sales charge)	2.11%	3.82%	3.43%
Class C (incl. contingent deferred sales charge)	4.16%	4.03%	3.27%
Class I	6.32%	5.08%	4.31%

 A From October 9, 2007

 Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Manager® 30% - Class A on October 9, 2007, when the fund started, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$14,019	Fidelity Advisor Asset Manager® 30% - Class A
$15,206	Bloomberg Barclays U.S. Aggregate Bond Index

Effective August 24, 2016, all Barclays benchmark indices were co-branded as the Bloomberg Barclays Indices for a period of five years.

Fidelity Asset Manager® 40%

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2017	Past 1 year	Past 5 years	Life of FundA
Class A (incl. 5.75% sales charge)	1.80%	4.71%	3.78%
Class M (incl. 3.50% sales charge)	3.98%	4.94%	3.76%
Class C (incl. contingent deferred sales charge)	6.16%	5.14%	3.61%
Class I	8.32%	6.23%	4.66%

 A From October 9, 2007

 Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Manager® 40% - Class A on October 9, 2007, when the fund started, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$14,487	Fidelity Advisor Asset Manager® 40% - Class A
$15,206	Bloomberg Barclays U.S. Aggregate Bond Index

Effective August 24, 2016, all Barclays benchmark indices were co-branded as the Bloomberg Barclays Indices for a period of five years.

Fidelity Asset Manager® 50%

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2017	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	3.58%	5.72%	4.21%
Class M (incl. 3.50% sales charge)	5.73%	5.95%	4.20%
Class C (incl. contingent deferred sales charge)	8.07%	6.17%	4.04%
Class I	10.17%	7.26%	5.12%

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Manager® 50% - Class A on September 30, 2007, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$15,109	Fidelity Advisor Asset Manager® 50% - Class A
$20,488	S&P 500® Index

Fidelity Asset Manager® 60%

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2017	Past 1 year	Past 5 years	Life of FundA
Class A (incl. 5.75% sales charge)	5.43%	6.71%	4.31%
Class M (incl. 3.50% sales charge)	7.68%	6.91%	4.28%
Class C (incl. contingent deferred sales charge)	9.94%	7.13%	4.13%
Class I	12.16%	8.25%	5.20%

 A From October 9, 2007

 Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Manager® 60% - Class A on October 9, 2007, when the fund started, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$15,244	Fidelity Advisor Asset Manager® 60% - Class A
$19,975	S&P 500® Index

Fidelity Asset Manager® 70%

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2017	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	7.34%	7.67%	4.48%
Class M (incl. 3.50% sales charge)	9.65%	7.91%	4.49%
Class C (incl. contingent deferred sales charge)	12.00%	8.13%	4.40%
Class I	14.22%	9.26%	5.37%

 Class A shares bear a 0.25% 12b-1 fee. The initial offering of Class A shares took place on September 23, 2008. Returns prior to September 23, 2008, are those of Fidelity Asset Manager® 70%, the original class of the fund, which has no 12b-1 fee. Had Class A's 12b-1 fee been reflected, returns prior to September 23, 2008, would have been lower.

 Class M shares bear a 0.50% 12b-1 fee. The initial offering of Class M shares took place on September 23, 2008. Returns prior to September 23, 2008, are those of Fidelity Asset Manager® 70%, the original class of the fund, which has no 12b-1 fee. Had Class M's 12b-1 fee been reflected, returns prior to September 23, 2008, would have been lower.

 Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on September 23, 2008. Returns prior to September 23, 2008, are those of Fidelity Asset Manager® 70%, the original class of the fund, which has no 12b-1 fee. Had Class C's 12b-1 fee been reflected, returns prior to September 23, 2008, would have been lower.

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

 The initial offering of Class I shares took place on September 23, 2008. Returns prior to September 23, 2008 are those of Fidelity Asset Manager® 70%, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Manager® 70% - Class A on September 30, 2007, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

See (above) for additional information regarding the performance of Class A.

Period Ending Values
$15,500	Fidelity Advisor Asset Manager® 70% - Class A
$20,488	S&P 500® Index

Fidelity Asset Manager® 85%

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2017	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	10.12%	9.20%	4.73%
Class M (incl. 3.50% sales charge)	12.46%	9.40%	4.69%
Class C (incl. contingent deferred sales charge)	14.94%	9.65%	4.55%
Class I	17.16%	10.81%	5.66%

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Manager® 85% - Class A on September 30, 2007, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$15,880	Fidelity Advisor Asset Manager® 85% - Class A
$20,488	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  For the year ending September 30, 2017, global economic activity provided a supportive environment for asset markets. The MSCI ACWI (All Country World Index) Index advanced 19.13%. Favorable election results in the eurozone suggested ebbing political uncertainty and near-term risk. Europe (+26%) roughly doubled the gain of the U.K. (+13%), which faced more-mixed conditions ahead of its expected exit from the European Union. Despite central-bank easing – and pressured more recently by yen strength – Japan (+14%) lagged the rest of the Asia-Pacific group (+17%). Commodity-price volatility slowed Canada (+16%), but the emerging-markets group (+23%) sped ahead of the MSCI ACWI. Meanwhile, the United States (+18%) enjoyed strong performance among many large-cap growth firms. Among MSCI ACWI sectors, financials (+32%) led the way atop rising interest rates that, at the same time, weighed on real estate (+7%), telecommunication services (+4%), consumer staples (+5%) and utilities (+11%) – so-called “bond proxy” sectors. Information technology (+30%) was helped largely by a surge among U.S. and Chinese internet-related names. Materials (+24%) and industrials (+22%) responded to demand from China, a rise in certain commodity prices and calls for higher U.S. infrastructure spending. Energy (+8%) fared well early on, given rising prices and hope for global oil-production cuts. Oil prices peaked in early 2017 but then lost considerable ground in the spring before rebounding through September 30. Health care (+13%) lagged on early-period turmoil around drug pricing and health care legislation. In fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index returned 0.07%. The Federal Reserve raised rates in June 2017 for the third time in as many quarters. Within the Bloomberg Barclays index, investment-grade corporate bonds led all major market segments; U.S. Treasury results were negative. Outside the index, riskier, non-core fixed-income segments such as U.S. high-yield and floating-rate debt posted solid gains, whereas results for U.S. inflation-protected securities were slightly negative.

Comments from Portfolio Manager Geoff Stein:  For the year, the share classes of the seven Asset Manager Funds (excluding sales charges, if applicable) posted gains ranging from about 3% to 17%, and most outpaced their respective Composite benchmarks. Security selection added the most value across the Funds, most notably in U.S. stocks and investment-grade bonds. Asset allocation marginally contributed overall, but out-of-benchmark exposure to commodity securities and Treasury Inflation-Protected Securities (TIPS) dampened relative results. Productive U.S. equity selection was aided by a market shift toward growth-oriented stocks during the second half of the period. Picks in the information technology sector contributed the most, whereas selections in health care detracted. In the investment-grade bond asset class, picks among non-government-agency mortgage-backed securities plus favorable positioning in credits from banks, real estate investment trusts (REITs) and energy firms provided the biggest boost. The Funds' fixed-income allocation strategy of underweighting cash and investment-grade bonds, complemented by non-benchmark fixed-income exposure, aided relative results. The equity strategy of underweighting U.S. stocks and equal-weighting foreign developed- and emerging-markets stocks modestly contributed in the more equity-oriented Funds. Looking ahead, I am somewhat more encouraged by the fundamental environment, and may consider increasing the Funds' U.S. equity allocations from their end-of-period underweighted levels.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity Asset Manager® 20%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of September 30, 2017

(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	20.6	18.5
Fannie Mae	3.9	5.0
Freddie Mac	2.4	2.5
Ginnie Mae	2.0	1.9
Petroleos Mexicanos	1.1	0.9
	30.0

Quality Diversification (% of fund's net assets)

As of September 30, 2017
U.S. Government and U.S. Government Agency Obligations	29.7%
AAA,AA,A	2.4%
BBB	11.3%
BB and Below	6.4%
Not Rated	0.3%
Equities*	20.2%
Short-Term Investments and Net Other Assets	29.7%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.6%

As of March 31, 2017
U.S. Government and U.S. Government Agency Obligations	27.9%
AAA,AA,A	2.6%
BBB	11.3%
BB and Below	7.3%
Not Rated	0.2%
Equities*	20.5%
Short-Term Investments and Net Other Assets	30.2%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Top Five Stocks as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.2	0.3
Amazon.com, Inc.	0.2	0.2
Facebook, Inc. Class A	0.2	0.1
Amgen, Inc.	0.1	0.1
Alibaba Group Holding Ltd, Sponsored ADR	0.1	0.0
	0.8

Top Five Market Sectors as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	36.9	35.2
Energy	4.2	4.2
Consumer Discretionary	3.8	3.7
Real Estate	2.7	3.2
Information Technology	2.7	2.9

Asset Allocation (% of fund's net assets)

As of September 30, 2017
Stock Class and Equity Futures *	20.4%
Bond Class	46.0%
Short-Term Class	33.6%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.6%

As of March 31, 2017
Stock Class and Equity Futures*	20.6%
Bond Class	48.1%
Short-Term Class	31.3%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.9%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 13.5% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 20%

Investments September 30, 2017

Showing Percentage of Net Assets

Equity Central Funds - 18.3%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	12,614,482	$81,615,701
Fidelity Consumer Discretionary Central Fund (a)	168,377	47,776,976
Fidelity Consumer Staples Central Fund (a)	144,434	33,661,797
Fidelity Emerging Markets Equity Central Fund (a)	310,926	76,574,948
Fidelity Energy Central Fund (a)	219,628	25,968,797
Fidelity Financials Central Fund (a)	881,321	93,525,823
Fidelity Health Care Central Fund (a)	167,368	66,972,361
Fidelity Industrials Central Fund (a)	166,206	47,812,594
Fidelity Information Technology Central Fund (a)	249,087	113,292,207
Fidelity International Equity Central Fund (a)	3,042,514	266,098,261
Fidelity Materials Central Fund (a)	59,493	15,492,691
Fidelity Real Estate Equity Central Fund (a)	223,438	25,210,539
Fidelity Telecom Services Central Fund (a)	55,870	11,118,679
Fidelity Utilities Central Fund (a)	82,872	15,350,302
TOTAL EQUITY CENTRAL FUNDS
(Cost $581,154,245)		920,471,676

Fixed-Income Central Funds - 50.5%
High Yield Fixed-Income Funds - 3.6%
Fidelity Emerging Markets Debt Central Fund (a)	2,740,873	28,258,400
Fidelity Floating Rate Central Fund (a)	490,239	50,573,004
Fidelity High Income Central Fund 1 (a)	999,582	100,667,909

TOTAL HIGH YIELD FIXED-INCOME FUNDS		179,499,313

Investment Grade Fixed-Income Funds - 46.9%
Fidelity Inflation-Protected Bond Index Central Fund (a)	1,946,308	198,912,696
Fidelity International Credit Central Fund (a)	296,278	29,838,111
Fidelity Investment Grade Bond Central Fund (a)	19,550,061	2,128,219,648

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,356,970,455

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $2,350,703,790)		2,536,469,768

Money Market Central Funds - 28.9%
Fidelity Cash Central Fund, 1.09% (b)	202,018,346	202,058,750
Fidelity Money Market Central Fund, 1.41% (b)	1,247,201,445	1,247,326,166
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $1,449,247,832)		1,449,384,916

Investment Companies - 2.3%
iShares 20+ Year Treasury Bond ETF	514,417	64,178,665
iShares MSCI EAFE Index ETF	77,520	5,308,570
iShares MSCI Japan ETF	833,204	46,417,795
TOTAL INVESTMENT COMPANIES
(Cost $109,494,230)		115,905,030
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $4,490,600,097)		5,022,231,390
NET OTHER ASSETS (LIABILITIES) - 0.0%		(647,683)
NET ASSETS - 100%		$5,021,583,707

Security Type Abbreviations

– ETF - Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	1,693,043
Fidelity Commodity Strategy Central Fund	379,836
Fidelity Consumer Discretionary Central Fund	602,590
Fidelity Consumer Staples Central Fund	974,577
Fidelity Emerging Markets Debt Central Fund	1,908,589
Fidelity Emerging Markets Equity Central Fund	941,884
Fidelity Energy Central Fund	592,335
Fidelity Financials Central Fund	1,585,461
Fidelity Floating Rate Central Fund	2,524,591
Fidelity Health Care Central Fund	571,724
Fidelity High Income Central Fund 1	7,611,696
Fidelity Industrials Central Fund	782,388
Fidelity Inflation-Protected Bond Index Central Fund	343,858
Fidelity Information Technology Central Fund	832,929
Fidelity International Credit Central Fund	21,679
Fidelity International Equity Central Fund	4,844,958
Fidelity Investment Grade Bond Central Fund	56,085,492
Fidelity Materials Central Fund	267,937
Fidelity Money Market Central Fund	13,681,766
Fidelity Real Estate Equity Central Fund	586,500
Fidelity Securities Lending Cash Central Fund	25,971
Fidelity Telecom Services Central Fund	308,294
Fidelity Utilities Central Fund	429,548
Total	$97,597,646

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$50,105,173	$54,350,530	$21,726,165	$(1,381,708)	$267,871	$81,615,701	11.7%
Fidelity Consumer Discretionary Central Fund	68,678,608	2,009,385	31,318,612	18,102,801	(9,695,206)	47,776,976	3.0%
Fidelity Consumer Staples Central Fund	51,340,221	2,851,809	21,800,902	10,520,436	(9,249,767)	33,661,797	2.8%
Fidelity Emerging Markets Debt Central Fund	26,780,874	2,488,614	1,299,233	5,705	282,440	28,258,400	22.0%
Fidelity Emerging Markets Equity Central Fund	24,332,423	46,162,207	3,745,052	63,062	9,762,308	76,574,948	10.0%
Fidelity Energy Central Fund	41,337,119	1,694,246	14,908,473	2,860,636	(5,014,731)	25,968,797	2.8%
Fidelity Financials Central Fund	113,590,007	4,644,698	49,664,749	19,183,109	5,772,758	93,525,823	3.1%
Fidelity Floating Rate Central Fund	49,200,757	3,709,183	2,598,480	34,649	226,895	50,573,004	3.1%
Fidelity Health Care Central Fund	81,651,474	6,243,470	30,013,970	17,276,727	(8,185,340)	66,972,361	2.9%
Fidelity High Income Central Fund 1	168,812,887	10,727,588	82,234,435	3,346,498	15,371	100,667,909	20.0%
Fidelity Industrials Central Fund	61,341,585	3,198,895	26,756,693	14,382,674	(4,353,867)	47,812,594	3.0%
Fidelity Inflation-Protected Bond Index Central Fund	219,498,579	12,753,963	31,282,417	336,522	(2,393,951)	198,912,696	20.5%
Fidelity Information Technology Central Fund	134,916,295	4,576,584	66,814,237	47,563,967	(6,950,402)	113,292,207	2.8%
Fidelity International Credit Central Fund	--	29,990,199	362,591	(29)	210,532	29,838,111	29.2%
Fidelity International Equity Central Fund	118,403,791	126,116,510	10,355,697	155,478	31,778,179	266,098,261	8.6%
Fidelity Investment Grade Bond Central Fund	2,206,811,976	152,946,254	203,153,187	644,864	(29,030,259)	2,128,219,648	28.7%
Fidelity Materials Central Fund	18,861,287	1,188,840	8,066,368	3,501,855	7,077	15,492,691	3.3%
Fidelity Real Estate Equity Central Fund	35,580,172	1,326,685	11,352,146	938,297	(1,282,469)	25,210,539	19.8%
Fidelity Telecom Services Central Fund	14,880,458	1,439,262	5,804,943	2,196,280	(1,592,378)	11,118,679	2.9%
Fidelity Utilities Central Fund	19,868,098	1,353,276	7,860,112	2,691,023	(701,983)	15,350,302	3.1%
Total	$3,505,991,784	$469,772,198	$631,118,462	$142,422,846	$(30,126,922)	$3,456,941,444

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	86.5%
United Kingdom	2.2%
Mexico	1.2%
Japan	1.1%
Netherlands	1.0%
Others (Individually Less Than 1%)	8.0%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 20%

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $109,494,230)	$115,905,030
Fidelity Central Funds (cost $4,381,105,867)	4,906,326,360
Total Investment in Securities (cost $4,490,600,097)		$5,022,231,390
Receivable for investments sold		1,141,899
Receivable for fund shares sold		2,978,554
Distributions receivable from Fidelity Central Funds		187,118
Prepaid expenses		12,170
Other receivables		7,114
Total assets		5,026,558,245
Liabilities
Payable for investments purchased	$754,629
Payable for fund shares redeemed	1,972,940
Accrued management fee	1,705,996
Transfer agent fee payable	340,252
Distribution and service plan fees payable	41,260
Other affiliated payables	98,041
Other payables and accrued expenses	61,420
Total liabilities		4,974,538
Net Assets		$5,021,583,707
Net Assets consist of:
Paid in capital		$4,677,701,696
Undistributed net investment income		7,393,724
Accumulated undistributed net realized gain (loss) on investments		(195,143,006)
Net unrealized appreciation (depreciation) on investments		531,631,293
Net Assets		$5,021,583,707
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($39,786,760 ÷ 2,935,575 shares)		$13.55
Maximum offering price per share (100/94.25 of $13.55)		$14.38
Class M:
Net Asset Value and redemption price per share ($22,474,434 ÷ 1,661,763 shares)		$13.52
Maximum offering price per share (100/96.50 of $13.52)		$14.01
Class C:
Net Asset Value and offering price per share ($28,216,674 ÷ 2,094,722 shares)(a)		$13.47
Asset Manager 20%:
Net Asset Value, offering price and redemption price per share ($4,880,833,391 ÷ 359,579,419 shares)		$13.57
Class I:
Net Asset Value, offering price and redemption price per share ($50,272,448 ÷ 3,705,588 shares)		$13.57

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2017
Investment Income
Dividends		$3,062,961
Interest		240
Income from Fidelity Central Funds		97,597,646
Total income		100,660,847
Expenses
Management fee	$20,138,474
Transfer agent fees	4,068,036
Distribution and service plan fees	501,011
Accounting and security lending fees	1,170,319
Custodian fees and expenses	6,411
Independent trustees' fees and expenses	19,147
Registration fees	202,622
Audit	41,281
Legal	15,718
Miscellaneous	40,624
Total expenses before reductions	26,203,643
Expense reductions	(88,745)	26,114,898
Net investment income (loss)		74,545,949
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	13,704,273
Fidelity Central Funds	142,430,601
Capital gain distributions from Fidelity Central Funds	5,712,159
Total net realized gain (loss)		161,847,033
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	6,132,222
Fidelity Central Funds	(30,284,886)
Total change in net unrealized appreciation (depreciation)		(24,152,664)
Net gain (loss)		137,694,369
Net increase (decrease) in net assets resulting from operations		$212,240,318

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2017	Year ended September 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$74,545,949	$84,749,280
Net realized gain (loss)	161,847,033	15,399,875
Change in net unrealized appreciation (depreciation)	(24,152,664)	204,218,653
Net increase (decrease) in net assets resulting from operations	212,240,318	304,367,808
Distributions to shareholders from net investment income	(73,076,459)	(86,840,636)
Distributions to shareholders from net realized gain	(24,044,746)	(98,475,385)
Total distributions	(97,121,205)	(185,316,021)
Share transactions - net increase (decrease)	(20,257,945)	18,247,792
Total increase (decrease) in net assets	94,861,168	137,299,579
Net Assets
Beginning of period	4,926,722,539	4,789,422,960
End of period	$5,021,583,707	$4,926,722,539
Other Information
Undistributed net investment income end of period	$7,393,724	$5,924,233

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Asset Manager 20% Class A

Years ended September 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.24	$12.93	$13.56	$13.42	$13.37
Income from Investment Operations
Net investment income (loss)A	.16	.19	.18	.16	.14
Net realized and unrealized gain (loss)	.37	.59	(.22)	.44	.31
Total from investment operations	.53	.78	(.04)	.60	.45
Distributions from net investment income	(.16)	(.20)	(.17)	(.15)	(.14)
Distributions from net realized gain	(.07)	(.27)	(.42)	(.30)	(.27)
Total distributions	(.22)B	(.47)	(.59)	(.46)C	(.40)D
Net asset value, end of period	$13.55	$13.24	$12.93	$13.56	$13.42
Total ReturnE,F	4.08%	6.18%	(.33)%	4.54%	3.47%
Ratios to Average Net AssetsG,H
Expenses before reductions	.84%	.83%	.83%	.82%	.82%
Expenses net of fee waivers, if any	.84%	.83%	.83%	.82%	.82%
Expenses net of all reductions	.83%	.83%	.83%	.82%	.82%
Net investment income (loss)	1.21%	1.47%	1.32%	1.16%	1.03%
Supplemental Data
Net assets, end of period (000 omitted)	$39,787	$42,221	$38,841	$38,733	$43,449
Portfolio turnover rateI	22%	19%	20%	13%	27%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.22 per share is comprised of distributions from net investment income of $.157 and distributions from net realized gain of $.065 per share.

 C Total distributions of $.46 per share is comprised of distributions from net investment income of $.154 and distributions from net realized gain of $.302 per share.

 D Total distributions of $.40 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.266 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 20% Class M

Years ended September 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.21	$12.90	$13.53	$13.40	$13.34
Income from Investment Operations
Net investment income (loss)A	.13	.16	.14	.12	.10
Net realized and unrealized gain (loss)	.37	.58	(.21)	.43	.33
Total from investment operations	.50	.74	(.07)	.55	.43
Distributions from net investment income	(.12)	(.17)	(.14)	(.12)	(.10)
Distributions from net realized gain	(.07)	(.27)	(.42)	(.30)	(.27)
Total distributions	(.19)	(.43)B	(.56)	(.42)	(.37)
Net asset value, end of period	$13.52	$13.21	$12.90	$13.53	$13.40
Total ReturnC,D	3.81%	5.93%	(.59)%	4.20%	3.28%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.10%	1.09%	1.10%	1.10%	1.10%
Expenses net of fee waivers, if any	1.10%	1.09%	1.10%	1.10%	1.10%
Expenses net of all reductions	1.10%	1.09%	1.10%	1.09%	1.09%
Net investment income (loss)	.95%	1.21%	1.06%	.89%	.75%
Supplemental Data
Net assets, end of period (000 omitted)	$22,474	$25,052	$19,162	$21,010	$19,844
Portfolio turnover rateG	22%	19%	20%	13%	27%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.43 per share is comprised of distributions from net investment income of $.165 and distributions from net realized gain of $.269 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 20% Class C

Years ended September 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.17	$12.85	$13.48	$13.35	$13.30
Income from Investment Operations
Net investment income (loss)A	.06	.09	.07	.05	.03
Net realized and unrealized gain (loss)	.36	.60	(.21)	.43	.33
Total from investment operations	.42	.69	(.14)	.48	.36
Distributions from net investment income	(.06)	(.10)	(.07)	(.05)	(.04)
Distributions from net realized gain	(.07)	(.27)	(.42)	(.30)	(.27)
Total distributions	(.12)B	(.37)	(.49)	(.35)	(.31)
Net asset value, end of period	$13.47	$13.17	$12.85	$13.48	$13.35
Total ReturnC,D	3.25%	5.49%	(1.09)%	3.70%	2.73%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.59%	1.59%	1.60%	1.60%	1.60%
Expenses net of fee waivers, if any	1.59%	1.59%	1.60%	1.60%	1.60%
Expenses net of all reductions	1.59%	1.59%	1.60%	1.60%	1.59%
Net investment income (loss)	.45%	.71%	.56%	.39%	.25%
Supplemental Data
Net assets, end of period (000 omitted)	$28,217	$29,337	$28,515	$26,225	$24,910
Portfolio turnover rateG	22%	19%	20%	13%	27%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.12 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $.065 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 20%

Years ended September 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.26	$12.94	$13.57	$13.44	$13.39
Income from Investment Operations
Net investment income (loss)A	.20	.23	.22	.20	.18
Net realized and unrealized gain (loss)	.37	.60	(.22)	.43	.31
Total from investment operations	.57	.83	–	.63	.49
Distributions from net investment income	(.20)	(.24)	(.21)	(.20)	(.18)
Distributions from net realized gain	(.07)	(.27)	(.42)	(.30)	(.27)
Total distributions	(.26)B	(.51)	(.63)	(.50)	(.44)C
Net asset value, end of period	$13.57	$13.26	$12.94	$13.57	$13.44
Total ReturnD	4.40%	6.58%	(.04)%	4.80%	3.79%
Ratios to Average Net AssetsE,F
Expenses before reductions	.52%	.52%	.53%	.53%	.53%
Expenses net of fee waivers, if any	.52%	.52%	.53%	.53%	.53%
Expenses net of all reductions	.52%	.52%	.52%	.52%	.52%
Net investment income (loss)	1.52%	1.78%	1.63%	1.46%	1.32%
Supplemental Data
Net assets, end of period (000 omitted)	$4,880,833	$4,802,797	$4,685,019	$4,923,702	$4,708,494
Portfolio turnover rateG	22%	19%	20%	13%	27%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.26 per share is comprised of distributions from net investment income of $.199 and distributions from net realized gain of $.065 per share.

 C Total distributions of $.44 per share is comprised of distributions from net investment income of $.178 and distributions from net realized gain of $.266 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 20% Class I

Years ended September 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.26	$12.94	$13.57	$13.44	$13.38
Income from Investment Operations
Net investment income (loss)A	.20	.22	.21	.19	.17
Net realized and unrealized gain (loss)	.37	.60	(.21)	.43	.33
Total from investment operations	.57	.82	–	.62	.50
Distributions from net investment income	(.19)	(.24)	(.21)	(.19)	(.17)
Distributions from net realized gain	(.07)	(.27)	(.42)	(.30)	(.27)
Total distributions	(.26)	(.50)B	(.63)	(.49)	(.44)
Net asset value, end of period	$13.57	$13.26	$12.94	$13.57	$13.44
Total ReturnC	4.35%	6.56%	(.08)%	4.74%	3.83%
Ratios to Average Net AssetsD,E
Expenses before reductions	.56%	.57%	.57%	.56%	.57%
Expenses net of fee waivers, if any	.56%	.57%	.57%	.56%	.57%
Expenses net of all reductions	.56%	.57%	.57%	.56%	.56%
Net investment income (loss)	1.48%	1.73%	1.59%	1.42%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$50,272	$27,315	$16,388	$14,204	$32,926
Portfolio turnover rateF	22%	19%	20%	13%	27%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.50 per share is comprised of distributions from net investment income of $.235 and distributions from net realized gain of $.269 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 30%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of September 30, 2017

(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	20.4	18.5
Fannie Mae	3.9	5.0
Freddie Mac	2.3	2.5
Ginnie Mae	2.0	1.9
Petroleos Mexicanos	1.1	0.9
	29.7

Quality Diversification (% of fund's net assets)

As of September 30, 2017
U.S. Government and U.S. Government Agency Obligations	29.4%
AAA,AA,A	2.4%
BBB	11.2%
BB and Below	6.4%
Not Rated	0.3%
Equities*	30.1%
Short-Term Investments and Net Other Assets	20.2%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.7%

As of March 31, 2017
U.S. Government and U.S. Government Agency Obligations	27.9%
AAA,AA,A	2.6%
BBB	11.3%
BB and Below	7.3%
Not Rated	0.2%
Equities*	30.5%
Short-Term Investments and Net Other Assets	20.2%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 2.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Top Five Stocks as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.4	0.5
Amazon.com, Inc.	0.3	0.3
Facebook, Inc. Class A	0.3	0.2
Amgen, Inc.	0.2	0.2
Tesla, Inc.	0.2	0.2
	1.4

Top Five Market Sectors as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	28.8	27.1
Consumer Discretionary	5.2	5.4
Energy	4.6	4.6
Information Technology	4.5	4.4
Health Care	3.8	3.9

Asset Allocation (% of fund's net assets)

As of September 30, 2017
Stock Class and Equity Futures*	30.3%
Bond Class	45.8%
Short-Term Class	23.9%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.7%

As of March 31, 2017
Stock Class and Equity Futures*	30.6%
Bond Class	48.0%
Short-Term Class	21.4%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 2.0%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 17% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 30%

Investments September 30, 2017

Showing Percentage of Net Assets

Equity Central Funds - 28.1%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	3,231,636	$20,908,686
Fidelity Consumer Discretionary Central Fund (a)	71,019	20,151,665
Fidelity Consumer Staples Central Fund (a)	60,545	14,110,572
Fidelity Emerging Markets Equity Central Fund (a)	99,655	24,542,923
Fidelity Energy Central Fund (a)	93,775	11,087,939
Fidelity Financials Central Fund (a)	371,149	39,386,356
Fidelity Health Care Central Fund (a)	70,587	28,245,564
Fidelity Industrials Central Fund (a)	70,160	20,183,019
Fidelity Information Technology Central Fund (a)	105,454	47,963,833
Fidelity International Equity Central Fund (a)	1,049,849	91,819,823
Fidelity Materials Central Fund (a)	25,386	6,610,823
Fidelity Real Estate Equity Central Fund (a)	52,635	5,938,804
Fidelity Telecom Services Central Fund (a)	23,445	4,665,749
Fidelity Utilities Central Fund (a)	34,523	6,394,663
TOTAL EQUITY CENTRAL FUNDS
(Cost $229,652,512)		342,010,419

Fixed-Income Central Funds - 50.2%
High Yield Fixed-Income Funds - 3.5%
Fidelity Emerging Markets Debt Central Fund (a)	636,198	6,559,204
Fidelity Floating Rate Central Fund (a)	117,089	12,078,914
Fidelity High Income Central Fund 1 (a)	240,957	24,266,790

TOTAL HIGH YIELD FIXED-INCOME FUNDS		42,904,908

Investment Grade Fixed-Income Funds - 46.7%
Fidelity Inflation-Protected Bond Index Central Fund (a)	469,200	47,952,216
Fidelity International Credit Central Fund (a)	71,417	7,192,369
Fidelity Investment Grade Bond Central Fund (a)	4,712,414	512,993,352

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		568,137,937

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $588,957,873)		611,042,845

Money Market Central Funds - 19.0%
Fidelity Cash Central Fund, 1.09% (b)	59,179,003	59,190,839
Fidelity Money Market Central Fund, 1.41% (b)	171,620,299	171,637,461
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $230,810,387)		230,828,300

Investment Companies - 2.7%
iShares 20+ Year Treasury Bond ETF	117,187	14,620,249
iShares Core MSCI Emerging Markets ETF	56,635	3,059,423
iShares MSCI EAFE Index ETF	52,062	3,565,206
iShares MSCI Japan ETF	199,218	11,098,435
TOTAL INVESTMENT COMPANIES
(Cost $29,931,349)		32,343,313
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,079,352,121)		1,216,224,877
NET OTHER ASSETS (LIABILITIES) - 0.0%		(68,394)
NET ASSETS - 100%		$1,216,156,483

Security Type Abbreviations

– ETF - Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	421,777
Fidelity Commodity Strategy Central Fund	94,387
Fidelity Consumer Discretionary Central Fund	215,290
Fidelity Consumer Staples Central Fund	354,867
Fidelity Emerging Markets Debt Central Fund	406,299
Fidelity Emerging Markets Equity Central Fund	432,575
Fidelity Energy Central Fund	226,200
Fidelity Financials Central Fund	572,885
Fidelity Floating Rate Central Fund	551,176
Fidelity Health Care Central Fund	211,259
Fidelity High Income Central Fund 1	1,650,544
Fidelity Industrials Central Fund	281,129
Fidelity Inflation-Protected Bond Index Central Fund	75,608
Fidelity Information Technology Central Fund	308,206
Fidelity International Credit Central Fund	4,956
Fidelity International Equity Central Fund	1,665,667
Fidelity Investment Grade Bond Central Fund	12,225,809
Fidelity Materials Central Fund	98,033
Fidelity Money Market Central Fund	1,650,959
Fidelity Real Estate Equity Central Fund	126,358
Fidelity Securities Lending Cash Central Fund	952
Fidelity Telecom Services Central Fund	110,431
Fidelity Utilities Central Fund	155,752
Total	$21,841,119

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$11,200,594	$14,428,324	$4,539,560	$(225,366)	$44,694	$20,908,686	3.0%
Fidelity Consumer Discretionary Central Fund	22,155,799	3,810,001	8,732,323	3,112,442	(194,254)	20,151,665	1.3%
Fidelity Consumer Staples Central Fund	16,624,110	3,172,499	6,074,346	1,492,459	(1,104,150)	14,110,572	1.2%
Fidelity Emerging Markets Debt Central Fund	5,399,172	1,380,754	294,190	(5,074)	78,542	6,559,204	5.1%
Fidelity Emerging Markets Equity Central Fund	28,584,388	8,541,625	16,745,188	1,410,368	2,751,730	24,542,923	3.2%
Fidelity Energy Central Fund	13,396,050	2,355,958	3,928,936	185,607	(920,740)	11,087,939	1.2%
Fidelity Financials Central Fund	36,737,665	7,198,578	13,268,090	3,210,517	5,507,686	39,386,356	1.3%
Fidelity Floating Rate Central Fund	10,112,638	2,504,828	588,377	9,769	40,056	12,078,914	0.7%
Fidelity Health Care Central Fund	26,406,580	6,442,590	8,190,597	2,194,459	1,392,532	28,245,564	1.2%
Fidelity High Income Central Fund 1	34,412,284	6,225,427	17,106,258	339,340	395,997	24,266,790	4.8%
Fidelity Industrials Central Fund	19,838,054	4,104,782	7,294,187	2,286,839	1,247,531	20,183,019	1.3%
Fidelity Inflation-Protected Bond Index Central Fund	44,523,012	10,751,935	6,922,293	(26,960)	(373,478)	47,952,216	4.9%
Fidelity Information Technology Central Fund	43,782,735	8,148,789	18,868,367	7,086,106	7,814,570	47,963,833	1.2%
Fidelity International Credit Central Fund	--	7,170,822	27,158	(32)	48,737	7,192,369	7.0%
Fidelity International Equity Central Fund	44,887,078	38,721,182	3,024,359	(12,426)	11,248,348	91,819,823	3.0%
Fidelity Investment Grade Bond Central Fund	447,839,272	113,137,551	42,831,261	(2,280)	(5,149,930)	512,993,352	6.9%
Fidelity Materials Central Fund	6,081,059	1,148,963	1,890,609	346,100	925,310	6,610,823	1.4%
Fidelity Real Estate Equity Central Fund	7,317,630	1,247,397	2,571,139	144,132	(199,216)	5,938,804	4.7%
Fidelity Telecom Services Central Fund	4,803,468	1,057,907	1,398,274	211,540	(8,892)	4,665,749	1.2%
Fidelity Utilities Central Fund	6,453,963	1,361,287	2,161,330	407,535	333,208	6,394,663	1.3%
Total	$830,555,551	$242,911,199	$166,456,842	$22,165,075	$23,878,281	$953,053,264

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	83.0%
United Kingdom	2.5%
Japan	1.6%
Mexico	1.2%
Netherlands	1.1%
Germany	1.1%
Cayman Islands	1.0%
Others (Individually Less Than 1%)	8.5%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 30%

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $29,931,349)	$32,343,313
Fidelity Central Funds (cost $1,049,420,772)	1,183,881,564
Total Investment in Securities (cost $1,079,352,121)		$1,216,224,877
Receivable for investments sold		312,828
Receivable for fund shares sold		1,318,936
Distributions receivable from Fidelity Central Funds		52,224
Prepaid expenses		2,797
Other receivables		2,278
Total assets		1,217,913,940
Liabilities
Payable for investments purchased	$664,418
Payable for fund shares redeemed	504,344
Accrued management fee	409,161
Distribution and service plan fees payable	27,444
Other affiliated payables	111,100
Other payables and accrued expenses	40,990
Total liabilities		1,757,457
Net Assets		$1,216,156,483
Net Assets consist of:
Paid in capital		$1,112,992,184
Undistributed net investment income		1,976,293
Accumulated undistributed net realized gain (loss) on investments		(35,684,750)
Net unrealized appreciation (depreciation) on investments		136,872,756
Net Assets		$1,216,156,483
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($22,457,278 ÷ 2,021,329 shares)		$11.11
Maximum offering price per share (100/94.25 of $11.11)		$11.79
Class M:
Net Asset Value and redemption price per share ($13,022,801 ÷ 1,173,505 shares)		$11.10
Maximum offering price per share (100/96.50 of $11.10)		$11.50
Class C:
Net Asset Value and offering price per share ($20,978,815 ÷ 1,899,697 shares)(a)		$11.04
Asset Manager 30%:
Net Asset Value, offering price and redemption price per share ($1,139,197,441 ÷ 102,527,145 shares)		$11.11
Class I:
Net Asset Value, offering price and redemption price per share ($20,500,148 ÷ 1,845,284 shares)		$11.11

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2017
Investment Income
Dividends		$672,949
Interest		927
Income from Fidelity Central Funds		21,841,119
Total income		22,514,995
Expenses
Management fee	$4,413,767
Transfer agent fees	848,011
Distribution and service plan fees	326,509
Accounting and security lending fees	382,146
Custodian fees and expenses	5,603
Independent trustees' fees and expenses	4,122
Registration fees	137,923
Audit	41,281
Legal	2,830
Miscellaneous	8,514
Total expenses before reductions	6,170,706
Expense reductions	(19,194)	6,151,512
Net investment income (loss)		16,363,483
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,723,404
Fidelity Central Funds	22,164,756
Futures contracts	99,908
Capital gain distributions from Fidelity Central Funds	1,573,949
Total net realized gain (loss)		25,562,017
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	2,354,743
Fidelity Central Funds	23,858,762
Futures contracts	(181,084)
Total change in net unrealized appreciation (depreciation)		26,032,421
Net gain (loss)		51,594,438
Net increase (decrease) in net assets resulting from operations		$67,957,921

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2017	Year ended September 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,363,483	$17,341,508
Net realized gain (loss)	25,562,017	(1,498,562)
Change in net unrealized appreciation (depreciation)	26,032,421	55,666,337
Net increase (decrease) in net assets resulting from operations	67,957,921	71,509,283
Distributions to shareholders from net investment income	(15,721,719)	(17,547,432)
Distributions to shareholders from net realized gain	(2,129,556)	(13,942,288)
Total distributions	(17,851,275)	(31,489,720)
Share transactions - net increase (decrease)	159,982,022	84,393,310
Total increase (decrease) in net assets	210,088,668	124,412,873
Net Assets
Beginning of period	1,006,067,815	881,654,942
End of period	$1,216,156,483	$1,006,067,815
Other Information
Undistributed net investment income end of period	$1,976,293	$1,334,530

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Asset Manager 30% Class A

Years ended September 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.62	$10.19	$10.71	$10.43	$10.15
Income from Investment Operations
Net investment income (loss)A	.13	.16	.15	.14	.12
Net realized and unrealized gain (loss)	.51	.60	(.23)	.46	.44
Total from investment operations	.64	.76	(.08)	.60	.56
Distributions from net investment income	(.13)	(.17)	(.15)	(.13)	(.11)
Distributions from net realized gain	(.02)	(.16)	(.30)	(.18)	(.17)
Total distributions	(.15)	(.33)	(.44)B	(.32)C	(.28)
Net asset value, end of period	$11.11	$10.62	$10.19	$10.71	$10.43
Total ReturnD,E	6.06%	7.61%	(.79)%	5.83%	5.64%
Ratios to Average Net AssetsF,G
Expenses before reductions	.85%	.85%	.86%	.85%	.87%
Expenses net of fee waivers, if any	.85%	.85%	.86%	.85%	.87%
Expenses net of all reductions	.85%	.85%	.86%	.85%	.87%
Net investment income (loss)	1.24%	1.58%	1.45%	1.29%	1.15%
Supplemental Data
Net assets, end of period (000 omitted)	$22,457	$23,868	$21,424	$22,071	$15,100
Portfolio turnover rateH	24%	24%	22%	13%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.44 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.298 per share.

 C Total distributions of $.32 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.183 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 30% Class M

Years ended September 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.61	$10.18	$10.70	$10.42	$10.14
Income from Investment Operations
Net investment income (loss)A	.11	.14	.13	.11	.09
Net realized and unrealized gain (loss)	.50	.59	(.23)	.46	.44
Total from investment operations	.61	.73	(.10)	.57	.53
Distributions from net investment income	(.10)	(.14)	(.12)	(.10)	(.08)
Distributions from net realized gain	(.02)	(.16)	(.30)	(.18)	(.17)
Total distributions	(.12)	(.30)	(.42)	(.29)B	(.25)
Net asset value, end of period	$11.10	$10.61	$10.18	$10.70	$10.42
Total ReturnC,D	5.81%	7.33%	(1.02)%	5.53%	5.37%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.11%	1.11%	1.12%	1.13%	1.13%
Expenses net of fee waivers, if any	1.11%	1.11%	1.12%	1.13%	1.13%
Expenses net of all reductions	1.11%	1.11%	1.12%	1.13%	1.13%
Net investment income (loss)	.98%	1.32%	1.18%	1.01%	.89%
Supplemental Data
Net assets, end of period (000 omitted)	$13,023	$11,834	$11,098	$9,932	$7,064
Portfolio turnover rateG	24%	24%	22%	13%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.29 per share is comprised of distributions from net investment income of $.103 and distributions from net realized gain of $.183 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 30% Class C

Years ended September 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.57	$10.14	$10.66	$10.38	$10.12
Income from Investment Operations
Net investment income (loss)A	.05	.08	.07	.06	.04
Net realized and unrealized gain (loss)	.49	.60	(.22)	.46	.43
Total from investment operations	.54	.68	(.15)	.52	.47
Distributions from net investment income	(.05)	(.09)	(.07)	(.06)	(.04)
Distributions from net realized gain	(.02)	(.16)	(.30)	(.18)	(.17)
Total distributions	(.07)	(.25)	(.37)	(.24)	(.21)
Net asset value, end of period	$11.04	$10.57	$10.14	$10.66	$10.38
Total ReturnB,C	5.16%	6.85%	(1.51)%	5.09%	4.75%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.61%	1.61%	1.62%	1.62%	1.64%
Expenses net of fee waivers, if any	1.61%	1.61%	1.62%	1.62%	1.64%
Expenses net of all reductions	1.61%	1.61%	1.61%	1.61%	1.63%
Net investment income (loss)	.47%	.82%	.69%	.52%	.39%
Supplemental Data
Net assets, end of period (000 omitted)	$20,979	$21,579	$19,621	$16,976	$12,001
Portfolio turnover rateF	24%	24%	22%	13%	20%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 30%

Years ended September 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.63	$10.20	$10.71	$10.43	$10.15
Income from Investment Operations
Net investment income (loss)A	.17	.20	.19	.17	.15
Net realized and unrealized gain (loss)	.49	.59	(.22)	.46	.44
Total from investment operations	.66	.79	(.03)	.63	.59
Distributions from net investment income	(.16)	(.20)	(.18)	(.17)	(.14)
Distributions from net realized gain	(.02)	(.16)	(.30)	(.18)	(.17)
Total distributions	(.18)	(.36)	(.48)	(.35)	(.31)
Net asset value, end of period	$11.11	$10.63	$10.20	$10.71	$10.43
Total ReturnB	6.32%	7.94%	(.38)%	6.19%	5.96%
Ratios to Average Net AssetsC,D
Expenses before reductions	.54%	.54%	.55%	.55%	.56%
Expenses net of fee waivers, if any	.54%	.54%	.55%	.55%	.56%
Expenses net of all reductions	.53%	.53%	.54%	.55%	.56%
Net investment income (loss)	1.55%	1.90%	1.76%	1.59%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$1,139,197	$937,285	$820,206	$757,908	$560,306
Portfolio turnover rateE	24%	24%	22%	13%	20%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 30% Class I

Years ended September 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.62	$10.20	$10.71	$10.43	$10.16
Income from Investment Operations
Net investment income (loss)A	.16	.19	.18	.16	.14
Net realized and unrealized gain (loss)	.50	.59	(.22)	.47	.44
Total from investment operations	.66	.78	(.04)	.63	.58
Distributions from net investment income	(.15)	(.20)	(.17)	(.16)	(.13)
Distributions from net realized gain	(.02)	(.16)	(.30)	(.18)	(.17)
Total distributions	(.17)	(.36)	(.47)	(.35)B	(.31)C
Net asset value, end of period	$11.11	$10.62	$10.20	$10.71	$10.43
Total ReturnD	6.32%	7.80%	(.46)%	6.12%	5.81%
Ratios to Average Net AssetsE,F
Expenses before reductions	.62%	.60%	.61%	.62%	.62%
Expenses net of fee waivers, if any	.62%	.60%	.61%	.62%	.62%
Expenses net of all reductions	.62%	.60%	.61%	.62%	.62%
Net investment income (loss)	1.46%	1.84%	1.69%	1.52%	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$20,500	$11,501	$8,759	$8,616	$4,663
Portfolio turnover rateG	24%	24%	22%	13%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.35 per share is comprised of distributions from net investment income of $.163 and distributions from net realized gain of $.183 per share.

 C Total distributions of $.31 per share is comprised of distributions from net investment income of $.133 and distributions from net realized gain of $.174 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 40%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of September 30, 2017

(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	18.4	16.5
Fannie Mae	3.6	4.4
Freddie Mac	2.1	2.2
Ginnie Mae	1.7	1.6
Petroleos Mexicanos	1.0	0.9
	26.8

Quality Diversification (% of fund's net assets)

As of September 30, 2017
U.S. Government and U.S. Government Agency Obligations	26.4%
AAA,AA,A	2.0%
BBB	10.1%
BB and Below	5.8%
Not Rated	0.3%
Equities*	40.2%
Short-Term Investments and Net Other Assets	15.2%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 2.0%

As of March 31, 2017
U.S. Government and U.S. Government Agency Obligations	24.7%
AAA,AA,A	2.3%
BBB	10.2%
BB and Below	6.5%
Not Rated	0.2%
Equities*	40.7%
Short-Term Investments and Net Other Assets	15.4%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 2.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Top Five Stocks as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.6	0.7
Amazon.com, Inc.	0.4	0.5
Facebook, Inc. Class A	0.4	0.3
Amgen, Inc.	0.3	0.3
Tesla, Inc.	0.3	0.2
	2.0

Top Five Market Sectors as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.3	23.4
Information Technology	6.3	6.0
Consumer Discretionary	6.1	6.7
Energy	4.9	4.9
Health Care	4.7	4.9

Asset Allocation (% of fund's net assets)

As of September 30, 2017
Stock Class and Equity Futures*	40.4%
Bond Class	40.9%
Short-Term Class	18.7%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 2.0%

As of March 31, 2017
Stock Class and Equity Futures*	40.5%
Bond Class	42.8%
Short-Term Class	16.7%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 2.1%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 19.7% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 40%

Investments September 30, 2017

Showing Percentage of Net Assets

Equity Central Funds - 37.8%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	4,481,806	$28,997,283
Fidelity Consumer Discretionary Central Fund (a)	118,744	33,693,523
Fidelity Consumer Staples Central Fund (a)	101,605	23,680,165
Fidelity Emerging Markets Equity Central Fund (a)	141,324	34,805,209
Fidelity Energy Central Fund (a)	156,938	18,556,317
Fidelity Financials Central Fund (a)	622,554	66,065,421
Fidelity Health Care Central Fund (a)	118,137	47,272,499
Fidelity Industrials Central Fund (a)	119,100	34,261,441
Fidelity Information Technology Central Fund (a)	177,734	80,838,876
Fidelity International Equity Central Fund (a)	1,581,286	138,299,292
Fidelity Materials Central Fund (a)	42,538	11,077,240
Fidelity Real Estate Equity Central Fund (a)	61,959	6,990,835
Fidelity Telecom Services Central Fund (a)	38,876	7,736,734
Fidelity Utilities Central Fund (a)	58,512	10,838,200
TOTAL EQUITY CENTRAL FUNDS
(Cost $374,386,664)		543,113,035

Fixed-Income Central Funds - 44.9%
High Yield Fixed-Income Funds - 3.5%
Fidelity Emerging Markets Debt Central Fund (a)	738,125	7,610,067
Fidelity Floating Rate Central Fund (a)	136,704	14,102,399
Fidelity High Income Central Fund 1 (a)	283,767	28,578,179

TOTAL HIGH YIELD FIXED-INCOME FUNDS		50,290,645

Investment Grade Fixed-Income Funds - 41.4%
Fidelity Inflation-Protected Bond Index Central Fund (a)	550,827	56,294,569
Fidelity International Credit Central Fund (a)	83,798	8,439,314
Fidelity Investment Grade Bond Central Fund (a)	4,856,446	528,672,680

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		593,406,563

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $624,041,253)		643,697,208

Money Market Central Funds - 14.1%
Fidelity Cash Central Fund, 1.09% (b)	63,720,044	63,732,788
Fidelity Money Market Central Fund, 1.41% (b)	139,082,082	139,095,990
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $202,810,338)		202,828,778

Investment Companies - 3.2%
iShares 20+ Year Treasury Bond ETF	142,018	17,718,165
iShares Core MSCI Emerging Markets ETF	136,723	7,385,776
iShares MSCI EAFE Index ETF	102,774	7,037,964
iShares MSCI Japan ETF	254,112	14,156,580
TOTAL INVESTMENT COMPANIES
(Cost $42,218,701)		46,298,485
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,243,456,956)		1,435,937,506
NET OTHER ASSETS (LIABILITIES) - 0.0%		(179,442)
NET ASSETS - 100%		$1,435,758,064

Security Type Abbreviations

– ETF - Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	499,615
Fidelity Commodity Strategy Central Fund	129,595
Fidelity Consumer Discretionary Central Fund	356,243
Fidelity Consumer Staples Central Fund	593,484
Fidelity Emerging Markets Debt Central Fund	480,454
Fidelity Emerging Markets Equity Central Fund	485,365
Fidelity Energy Central Fund	382,524
Fidelity Financials Central Fund	954,664
Fidelity Floating Rate Central Fund	657,961
Fidelity Health Care Central Fund	352,931
Fidelity High Income Central Fund 1	1,967,709
Fidelity Industrials Central Fund	467,713
Fidelity Inflation-Protected Bond Index Central Fund	86,021
Fidelity Information Technology Central Fund	515,823
Fidelity International Credit Central Fund	5,978
Fidelity International Equity Central Fund	2,705,166
Fidelity Investment Grade Bond Central Fund	12,800,415
Fidelity Materials Central Fund	163,604
Fidelity Money Market Central Fund	1,334,610
Fidelity Real Estate Equity Central Fund	151,094
Fidelity Securities Lending Cash Central Fund	5,539
Fidelity Telecom Services Central Fund	182,395
Fidelity Utilities Central Fund	259,217
Total	$25,538,120

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$14,203,746	$19,850,977	$4,946,174	$(292,023)	$180,757	$28,997,283	4.1%
Fidelity Consumer Discretionary Central Fund	34,973,621	5,810,118	11,860,514	2,941,556	1,828,742	33,693,523	2.1%
Fidelity Consumer Staples Central Fund	26,252,099	4,820,772	8,033,269	1,339,547	(698,984)	23,680,165	2.0%
Fidelity Emerging Markets Debt Central Fund	6,286,409	1,499,966	266,121	(4,400)	94,213	7,610,067	5.9%
Fidelity Emerging Markets Equity Central Fund	16,846,249	13,918,999	1,342,261	(22,663)	5,404,885	34,805,209	4.6%
Fidelity Energy Central Fund	21,136,161	3,519,009	4,719,569	85,999	(1,465,283)	18,556,317	2.0%
Fidelity Financials Central Fund	58,046,913	10,724,898	16,889,555	2,984,129	11,199,036	66,065,421	2.2%
Fidelity Floating Rate Central Fund	11,873,894	2,702,811	532,238	9,364	48,568	14,102,399	0.9%
Fidelity Health Care Central Fund	41,721,891	9,307,179	9,862,779	1,149,525	4,956,683	47,272,499	2.0%
Fidelity High Income Central Fund 1	40,084,318	6,778,849	19,155,089	265,246	604,855	28,578,179	5.7%
Fidelity Industrials Central Fund	31,319,965	6,275,136	9,073,810	1,980,238	3,759,912	34,261,441	2.1%
Fidelity Inflation-Protected Bond Index Central Fund	48,366,031	11,489,980	3,166,998	(14,577)	(379,867)	56,294,569	5.8%
Fidelity Information Technology Central Fund	69,046,230	12,415,917	25,523,728	7,401,159	17,499,298	80,838,876	2.0%
Fidelity International Credit Central Fund	--	8,451,392	70,940	(21)	58,883	8,439,314	8.2%
Fidelity International Equity Central Fund	78,773,956	45,851,714	4,295,641	(44,243)	18,013,506	138,299,292	4.5%
Fidelity Investment Grade Bond Central Fund	453,420,893	113,354,462	33,278,750	(155,941)	(4,667,984)	528,672,680	7.1%
Fidelity Materials Central Fund	9,597,095	1,669,908	2,269,423	288,949	1,790,711	11,077,240	2.3%
Fidelity Real Estate Equity Central Fund	8,580,493	1,373,444	2,901,341	208,517	(270,278)	6,990,835	5.5%
Fidelity Telecom Services Central Fund	7,611,629	1,582,252	1,773,795	149,571	167,077	7,736,734	2.0%
Fidelity Utilities Central Fund	10,206,237	1,774,235	2,421,386	350,373	928,741	10,838,200	2.2%
Total	$988,347,830	$283,172,018	$162,383,381	$18,620,305	$59,053,471	$1,186,810,243

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	80.3%
United Kingdom	2.5%
Japan	2.1%
Germany	1.4%
Cayman Islands	1.3%
Netherlands	1.1%
France	1.1%
Mexico	1.1%
Others (Individually Less Than 1%)	9.1%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 40%

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $42,218,701)	$46,298,485
Fidelity Central Funds (cost $1,201,238,255)	1,389,639,021
Total Investment in Securities (cost $1,243,456,956)		$1,435,937,506
Receivable for investments sold		393,623
Receivable for fund shares sold		1,183,912
Distributions receivable from Fidelity Central Funds		57,582
Prepaid expenses		3,383
Other receivables		3,232
Total assets		1,437,579,238
Liabilities
Payable for investments purchased	$481,598
Payable for fund shares redeemed	643,286
Accrued management fee	485,274
Transfer agent fee payable	94,249
Distribution and service plan fees payable	31,905
Other affiliated payables	40,577
Other payables and accrued expenses	44,285
Total liabilities		1,821,174
Net Assets		$1,435,758,064
Net Assets consist of:
Paid in capital		$1,279,092,321
Undistributed net investment income		5,647,941
Accumulated undistributed net realized gain (loss) on investments		(41,462,748)
Net unrealized appreciation (depreciation) on investments		192,480,550
Net Assets		$1,435,758,064
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($36,200,042 ÷ 3,101,747 shares)		$11.67
Maximum offering price per share (100/94.25 of $11.67)		$12.38
Class M:
Net Asset Value and redemption price per share ($11,664,702 ÷ 1,001,309 shares)		$11.65
Maximum offering price per share (100/96.50 of $11.65)		$12.07
Class C:
Net Asset Value and offering price per share ($23,354,415 ÷ 2,011,461 shares)(a)		$11.61
Asset Manager 40%:
Net Asset Value, offering price and redemption price per share ($1,344,513,758 ÷ 115,187,511 shares)		$11.67
Class I:
Net Asset Value, offering price and redemption price per share ($20,025,147 ÷ 1,715,432 shares)		$11.67

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2017
Investment Income
Dividends		$1,021,798
Interest		83
Income from Fidelity Central Funds		25,538,120
Total income		26,560,001
Expenses
Management fee	$5,281,070
Transfer agent fees	1,056,022
Distribution and service plan fees	371,724
Accounting and security lending fees	446,407
Custodian fees and expenses	5,716
Independent trustees' fees and expenses	4,919
Registration fees	143,943
Audit	41,281
Legal	3,323
Miscellaneous	9,908
Total expenses before reductions	7,364,313
Expense reductions	(26,594)	7,337,719
Net investment income (loss)		19,222,282
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,032,404
Fidelity Central Funds	18,620,845
Capital gain distributions from Fidelity Central Funds	1,966,698
Total net realized gain (loss)		23,619,947
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	3,555,639
Fidelity Central Funds	59,032,368
Total change in net unrealized appreciation (depreciation)		62,588,007
Net gain (loss)		86,207,954
Net increase (decrease) in net assets resulting from operations		$105,430,236

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2017	Year ended September 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$19,222,282	$19,274,896
Net realized gain (loss)	23,619,947	(478,823)
Change in net unrealized appreciation (depreciation)	62,588,007	71,682,189
Net increase (decrease) in net assets resulting from operations	105,430,236	90,478,262
Distributions to shareholders from net investment income	(17,947,374)	(19,559,955)
Distributions to shareholders from net realized gain	(2,200,401)	(12,743,655)
Total distributions	(20,147,775)	(32,303,610)
Share transactions - net increase (decrease)	178,133,653	116,130,128
Total increase (decrease) in net assets	263,416,114	174,304,780
Net Assets
Beginning of period	1,172,341,950	998,037,170
End of period	$1,435,758,064	$1,172,341,950
Other Information
Undistributed net investment income end of period	$5,647,941	$4,373,033

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Asset Manager 40% Class A

Years ended September 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.95	$10.39	$10.96	$10.66	$10.11
Income from Investment Operations
Net investment income (loss)A	.14	.16	.16	.14	.12
Net realized and unrealized gain (loss)	.73	.70	(.28)	.59	.66
Total from investment operations	.87	.86	(.12)	.73	.78
Distributions from net investment income	(.13)	(.17)	(.14)	(.15)	(.10)
Distributions from net realized gain	(.02)	(.13)	(.31)	(.28)	(.13)
Total distributions	(.15)	(.30)	(.45)	(.43)	(.23)
Net asset value, end of period	$11.67	$10.95	$10.39	$10.96	$10.66
Total ReturnB,C	8.01%	8.44%	(1.19)%	6.98%	7.88%
Ratios to Average Net AssetsD,E
Expenses before reductions	.84%	.84%	.85%	.85%	.87%
Expenses net of fee waivers, if any	.84%	.84%	.85%	.85%	.87%
Expenses net of all reductions	.84%	.84%	.84%	.85%	.86%
Net investment income (loss)	1.21%	1.53%	1.44%	1.31%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$36,200	$40,046	$30,959	$25,419	$16,042
Portfolio turnover rateF	20%	22%	22%	11%	22%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 40% Class M

Years ended September 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.93	$10.37	$10.94	$10.64	$10.09
Income from Investment Operations
Net investment income (loss)A	.11	.13	.13	.11	.10
Net realized and unrealized gain (loss)	.73	.70	(.28)	.59	.66
Total from investment operations	.84	.83	(.15)	.70	.76
Distributions from net investment income	(.10)	(.14)	(.11)	(.12)	(.08)
Distributions from net realized gain	(.02)	(.13)	(.31)	(.28)	(.13)
Total distributions	(.12)	(.27)	(.42)	(.40)	(.21)
Net asset value, end of period	$11.65	$10.93	$10.37	$10.94	$10.64
Total ReturnB,C	7.75%	8.12%	(1.45)%	6.72%	7.62%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.12%	1.12%	1.11%	1.12%	1.14%
Expenses net of fee waivers, if any	1.11%	1.12%	1.11%	1.12%	1.14%
Expenses net of all reductions	1.11%	1.12%	1.10%	1.12%	1.13%
Net investment income (loss)	.94%	1.25%	1.18%	1.04%	.94%
Supplemental Data
Net assets, end of period (000 omitted)	$11,665	$10,297	$9,309	$8,295	$6,969
Portfolio turnover rateF	20%	22%	22%	11%	22%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 40% Class C

Years ended September 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.90	$10.34	$10.91	$10.62	$10.08
Income from Investment Operations
Net investment income (loss)A	.05	.08	.07	.06	.04
Net realized and unrealized gain (loss)	.73	.70	(.27)	.58	.66
Total from investment operations	.78	.78	(.20)	.64	.70
Distributions from net investment income	(.05)	(.09)	(.06)	(.07)	(.03)
Distributions from net realized gain	(.02)	(.13)	(.31)	(.28)	(.13)
Total distributions	(.07)	(.22)	(.37)	(.35)	(.16)
Net asset value, end of period	$11.61	$10.90	$10.34	$10.91	$10.62
Total ReturnB,C	7.16%	7.62%	(1.94)%	6.17%	7.02%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.61%	1.61%	1.62%	1.62%	1.64%
Expenses net of fee waivers, if any	1.61%	1.61%	1.62%	1.62%	1.64%
Expenses net of all reductions	1.61%	1.61%	1.62%	1.62%	1.63%
Net investment income (loss)	.45%	.76%	.67%	.54%	.44%
Supplemental Data
Net assets, end of period (000 omitted)	$23,354	$22,064	$19,515	$15,769	$9,272
Portfolio turnover rateF	20%	22%	22%	11%	22%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 40%

Years ended September 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.95	$10.39	$10.96	$10.66	$10.11
Income from Investment Operations
Net investment income (loss)A	.17	.19	.19	.17	.16
Net realized and unrealized gain (loss)	.73	.70	(.28)	.59	.65
Total from investment operations	.90	.89	(.09)	.76	.81
Distributions from net investment income	(.16)	(.20)	(.17)	(.18)	(.13)
Distributions from net realized gain	(.02)	(.13)	(.31)	(.28)	(.13)
Total distributions	(.18)	(.33)	(.48)	(.46)	(.26)
Net asset value, end of period	$11.67	$10.95	$10.39	$10.96	$10.66
Total ReturnB	8.35%	8.76%	(.90)%	7.29%	8.21%
Ratios to Average Net AssetsC,D
Expenses before reductions	.54%	.54%	.55%	.56%	.57%
Expenses net of fee waivers, if any	.54%	.54%	.55%	.56%	.57%
Expenses net of all reductions	.53%	.54%	.54%	.56%	.56%
Net investment income (loss)	1.52%	1.83%	1.74%	1.60%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$1,344,514	$1,084,411	$917,607	$769,619	$495,019
Portfolio turnover rateE	20%	22%	22%	11%	22%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 40% Class I

Years ended September 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.95	$10.39	$10.96	$10.66	$10.11
Income from Investment Operations
Net investment income (loss)A	.17	.19	.18	.17	.15
Net realized and unrealized gain (loss)	.73	.69	(.27)	.58	.66
Total from investment operations	.90	.88	(.09)	.75	.81
Distributions from net investment income	(.16)	(.19)	(.17)	(.18)	(.13)
Distributions from net realized gain	(.02)	(.13)	(.31)	(.28)	(.13)
Total distributions	(.18)	(.32)	(.48)	(.45)B	(.26)
Net asset value, end of period	$11.67	$10.95	$10.39	$10.96	$10.66
Total ReturnC	8.32%	8.67%	(.90)%	7.25%	8.15%
Ratios to Average Net AssetsD,E
Expenses before reductions	.56%	.58%	.60%	.58%	.63%
Expenses net of fee waivers, if any	.56%	.58%	.60%	.58%	.63%
Expenses net of all reductions	.56%	.58%	.60%	.57%	.62%
Net investment income (loss)	1.49%	1.79%	1.69%	1.59%	1.45%
Supplemental Data
Net assets, end of period (000 omitted)	$20,025	$15,525	$20,038	$4,256	$1,196
Portfolio turnover rateF	20%	22%	22%	11%	22%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.45 per share is comprised of distributions from net investment income of $.176 and distributions from net realized gain of $.276 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 50%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.7	0.9
Amazon.com, Inc.	0.6	0.6
Facebook, Inc. Class A	0.5	0.4
Amgen, Inc.	0.4	0.4
Tesla, Inc.	0.4	0.3
British American Tobacco PLC sponsored ADR	0.4	0.4
Bank of America Corp.	0.4	0.4
Citigroup, Inc,.	0.3	0.3
Berkshire Hathaway, Inc. Class B	0.3	0.4
Alibaba Group Holding Ltd. sponsored ADR	0.3	0.0
	4.3

Top Five Market Sectors as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.7	19.6
Information Technology	7.7	7.7
Consumer Discretionary	7.4	7.7
Health Care	5.9	6.1
Industrials	5.4	5.4

Top Five Bond Issuers as of September 30, 2017

(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	16.1	14.7
Fannie Mae	3.1	3.8
Freddie Mac	1.7	1.9
Ginnie Mae	1.5	1.5
Petroleos Mexicanos	0.9	0.8
	23.3

Quality Diversification (% of fund's net assets)

As of September 30, 2017
U.S. Government and U.S. Government Agency Obligations	23.0%
AAA,AA,A	1.8%
BBB	8.6%
BB and Below	5.7%
Not Rated	0.2%
Equities*	49.9%
Short-Term Investments and Net Other Assets	10.8%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 2.0%

As of March 31, 2017
U.S. Government and U.S. Government Agency Obligations	21.9%
AAA,AA,A	2.0%
BBB	8.6%
BB and Below	6.4%
Not Rated	0.2%
Equities*	50.6%
Short-Term Investments and Net Other Assets	10.3%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 2.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of September 30, 2017
Stock Class and Equity Futures*	50.2%
Bond Class	36.1%
Short-Term Class	13.7%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 2.0%

As of March 31, 2017
Stock Class and Equity Futures*	50.5%
Bond Class	38.0%
Short-Term Class	11.5%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 2.1%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 22.2% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 50%

Investments September 30, 2017

Showing Percentage of Net Assets

Equity Central Funds - 47.2%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	26,442,308	$171,081,730
Fidelity Consumer Discretionary Central Fund (a)	916,086	259,939,506
Fidelity Consumer Staples Central Fund (a)	786,348	183,266,354
Fidelity Emerging Markets Equity Central Fund (a)	973,340	239,714,069
Fidelity Energy Central Fund (a)	1,207,518	142,776,899
Fidelity Financials Central Fund (a)	4,807,311	510,151,833
Fidelity Health Care Central Fund (a)	911,983	364,929,834
Fidelity Industrials Central Fund (a)	912,476	262,491,935
Fidelity Information Technology Central Fund (a)	1,378,108	626,805,040
Fidelity International Equity Central Fund (a)	11,356,875	993,272,283
Fidelity Materials Central Fund (a)	327,688	85,333,265
Fidelity Real Estate Equity Central Fund (a)	358,454	40,444,401
Fidelity Telecom Services Central Fund (a)	301,258	59,953,338
Fidelity Utilities Central Fund (a)	450,147	83,380,777
TOTAL EQUITY CENTRAL FUNDS
(Cost $2,281,648,477)		4,023,541,264

Fixed-Income Central Funds - 39.5%
High Yield Fixed-Income Funds - 3.5%
Fidelity Emerging Markets Debt Central Fund (a)	4,267,115	43,993,956
Fidelity Floating Rate Central Fund (a)	797,799	82,300,945
Fidelity High Income Central Fund 1 (a)	1,673,034	168,491,217

TOTAL HIGH YIELD FIXED-INCOME FUNDS		294,786,118

Investment Grade Fixed-Income Funds - 36.0%
Fidelity Inflation-Protected Bond Index Central Fund (a)	3,010,393	307,662,145
Fidelity International Credit Central Fund (a)	496,205	49,972,811
Fidelity Investment Grade Bond Central Fund (a)	24,916,324	2,712,390,982

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		3,070,025,938

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $3,135,658,569)		3,364,812,056

Money Market Central Funds - 9.5%
Fidelity Cash Central Fund, 1.09% (b)	368,167,654	368,241,288
Fidelity Money Market Central Fund, 1.41% (b)	439,115,180	439,159,092
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $807,311,575)		807,400,380

Investment Companies - 3.8%
iShares 20+ Year Treasury Bond ETF	850,778	106,143,064
iShares Core MSCI Emerging Markets ETF	1,307,187	70,614,242
iShares MSCI EAFE Index ETF	943,725	64,626,288
iShares MSCI Japan ETF	1,526,067	85,017,193
TOTAL INVESTMENT COMPANIES
(Cost $293,914,572)		326,400,787
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $6,518,533,193)		8,522,154,487
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,473,086)
NET ASSETS - 100%		$8,520,681,401

Security Type Abbreviations

– ETF - Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	2,845,944
Fidelity Commodity Strategy Central Fund	775,304
Fidelity Consumer Discretionary Central Fund	2,853,465
Fidelity Consumer Staples Central Fund	4,707,272
Fidelity Emerging Markets Debt Central Fund	2,931,463
Fidelity Emerging Markets Equity Central Fund	3,382,843
Fidelity Energy Central Fund	3,006,078
Fidelity Financials Central Fund	7,625,325
Fidelity Floating Rate Central Fund	4,049,926
Fidelity Health Care Central Fund	2,798,664
Fidelity High Income Central Fund 1	12,213,071
Fidelity Industrials Central Fund	3,739,399
Fidelity Inflation-Protected Bond Index Central Fund	497,117
Fidelity Information Technology Central Fund	4,109,547
Fidelity International Credit Central Fund	35,903
Fidelity International Equity Central Fund	20,715,096
Fidelity Investment Grade Bond Central Fund	69,102,905
Fidelity Materials Central Fund	1,304,725
Fidelity Money Market Central Fund	4,032,047
Fidelity Real Estate Equity Central Fund	920,737
Fidelity Securities Lending Cash Central Fund	47,193
Fidelity Telecom Services Central Fund	1,434,514
Fidelity Utilities Central Fund	2,067,703
Total	$155,196,241

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$93,258,426	$108,741,454	$30,084,811	$(1,908,520)	$1,075,181	$171,081,730	24.5%
Fidelity Consumer Discretionary Central Fund	296,469,005	11,591,310	86,364,372	48,776,653	(10,533,090)	259,939,506	16.4%
Fidelity Consumer Staples Central Fund	221,457,869	13,755,418	57,016,345	28,630,048	(23,560,636)	183,266,354	15.5%
Fidelity Emerging Markets Debt Central Fund	40,974,871	4,181,400	1,626,021	(3,007)	466,713	43,993,956	34.2%
Fidelity Emerging Markets Equity Central Fund	123,855,678	88,504,278	9,819,645	345,543	36,828,215	239,714,069	31.4%
Fidelity Energy Central Fund	178,072,990	8,766,605	33,245,880	5,421,284	(16,238,100)	142,776,899	15.2%
Fidelity Financials Central Fund	488,622,266	23,758,858	116,838,023	7,288,181	107,320,551	510,151,833	16.8%
Fidelity Floating Rate Central Fund	78,553,615	6,582,623	3,246,707	87,245	324,169	82,300,945	5.0%
Fidelity Health Care Central Fund	350,759,138	30,819,273	64,071,301	27,633,572	19,789,152	364,929,834	15.6%
Fidelity High Income Central Fund 1	265,166,398	18,461,555	120,507,990	3,654,229	1,717,025	168,491,217	33.5%
Fidelity Industrials Central Fund	264,500,993	16,789,362	64,870,169	34,027,717	12,044,032	262,491,935	16.3%
Fidelity Inflation-Protected Bond Index Central Fund	303,215,289	33,798,542	26,699,243	57,042	(2,709,485)	307,662,145	31.7%
Fidelity Information Technology Central Fund	584,872,734	25,903,609	181,088,483	131,762,311	65,354,869	626,805,040	15.7%
Fidelity International Credit Central Fund	--	49,932,320	309,259	(287)	350,037	49,972,811	48.8%
Fidelity International Equity Central Fund	722,603,960	193,749,260	57,601,068	3,054,213	131,465,918	993,272,283	32.1%
Fidelity Investment Grade Bond Central Fund	2,614,370,089	313,710,409	185,203,597	1,303,888	(31,789,807)	2,712,390,982	36.5%
Fidelity Materials Central Fund	81,336,374	3,734,449	16,408,864	7,588,350	9,082,956	85,333,265	18.0%
Fidelity Real Estate Equity Central Fund	55,385,111	2,466,594	16,902,547	1,405,758	(1,910,515)	40,444,401	31.8%
Fidelity Telecom Services Central Fund	62,722,849	5,157,469	10,482,456	3,475,492	(920,016)	59,953,338	15.8%
Fidelity Utilities Central Fund	85,707,338	5,728,235	18,162,288	5,535,537	4,571,955	83,380,777	16.6%
Total	$6,911,904,993	$966,133,023	$1,100,549,069	$308,135,249	$302,729,124	$7,388,353,320

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	77.8%
United Kingdom	2.7%
Japan	2.7%
Germany	1.6%
Cayman Islands	1.5%
France	1.3%
Netherlands	1.3%
Mexico	1.0%
Others (Individually Less Than 1%)	10.1%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 50%

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $293,914,572)	$326,400,787
Fidelity Central Funds (cost $6,224,618,621)	8,195,753,700
Total Investment in Securities (cost $6,518,533,193)		$8,522,154,487
Receivable for investments sold		2,985,645
Receivable for fund shares sold		4,023,960
Distributions receivable from Fidelity Central Funds		336,058
Prepaid expenses		20,235
Other receivables		270,323
Total assets		8,529,790,708
Liabilities
Payable for investments purchased	$734,706
Payable for fund shares redeemed	3,526,870
Accrued management fee	3,483,406
Transfer agent fee payable	884,345
Distribution and service plan fees payable	65,578
Other affiliated payables	136,081
Other payables and accrued expenses	278,321
Total liabilities		9,109,307
Net Assets		$8,520,681,401
Net Assets consist of:
Paid in capital		$7,137,362,257
Undistributed net investment income		30,395,996
Accumulated undistributed net realized gain (loss) on investments		(650,698,146)
Net unrealized appreciation (depreciation) on investments		2,003,621,294
Net Assets		$8,520,681,401
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($75,623,021 ÷ 4,134,308 shares)		$18.29
Maximum offering price per share (100/94.25 of $18.29)		$19.41
Class M:
Net Asset Value and redemption price per share ($36,209,130 ÷ 1,981,708 shares)		$18.27
Maximum offering price per share (100/96.50 of $18.27)		$18.93
Class C:
Net Asset Value and offering price per share ($41,899,646 ÷ 2,308,633 shares)(a)		$18.15
Asset Manager 50%:
Net Asset Value, offering price and redemption price per share ($8,324,452,144 ÷ 453,254,245 shares)		$18.37
Class I:
Net Asset Value, offering price and redemption price per share ($42,497,460 ÷ 2,318,015 shares)		$18.33

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2017
Investment Income
Dividends		$7,412,643
Interest		678
Income from Fidelity Central Funds		155,196,241
Total income		162,609,562
Expenses
Management fee	$39,686,099
Transfer agent fees	10,308,518
Distribution and service plan fees	770,517
Accounting and security lending fees	1,492,236
Custodian fees and expenses	7,714
Independent trustees' fees and expenses	30,887
Appreciation in deferred trustee compensation account	906
Registration fees	154,398
Audit	41,281
Legal	23,661
Miscellaneous	64,857
Total expenses before reductions	52,581,074
Expense reductions	(193,846)	52,387,228
Net investment income (loss)		110,222,334
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	17,436,948
Fidelity Central Funds	308,148,037
Capital gain distributions from Fidelity Central Funds	14,282,210
Total net realized gain (loss)		339,867,195
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	32,318,773
Fidelity Central Funds	302,628,329
Total change in net unrealized appreciation (depreciation)		334,947,102
Net gain (loss)		674,814,297
Net increase (decrease) in net assets resulting from operations		$785,036,631

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2017	Year ended September 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$110,222,334	$131,308,625
Net realized gain (loss)	339,867,195	76,227,495
Change in net unrealized appreciation (depreciation)	334,947,102	493,531,354
Net increase (decrease) in net assets resulting from operations	785,036,631	701,067,474
Distributions to shareholders from net investment income	(107,453,165)	(137,724,737)
Distributions to shareholders from net realized gain	(39,645,780)	(287,947,103)
Total distributions	(147,098,945)	(425,671,840)
Share transactions - net increase (decrease)	124,147,432	(200,114,641)
Total increase (decrease) in net assets	762,085,118	75,280,993
Net Assets
Beginning of period	7,758,596,283	7,683,315,290
End of period	$8,520,681,401	$7,758,596,283
Other Information
Undistributed net investment income end of period	$30,395,996	$27,626,827

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Asset Manager 50% Class A

Years ended September 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$16.91	$16.33	$17.99	$17.78	$16.36
Income from Investment Operations
Net investment income (loss)A	.19	.23	.23	.22	.19
Net realized and unrealized gain (loss)	1.46	1.21	(.50)	1.13	1.43
Total from investment operations	1.65	1.44	(.27)	1.35	1.62
Distributions from net investment income	(.18)	(.25)	(.22)	(.23)	(.19)
Distributions from net realized gain	(.09)	(.62)	(1.17)	(.91)	(.02)
Total distributions	(.27)	(.86)B	(1.39)	(1.14)	(.20)C
Net asset value, end of period	$18.29	$16.91	$16.33	$17.99	$17.78
Total ReturnD,E	9.90%	9.19%	(1.70)%	7.96%	10.01%
Ratios to Average Net AssetsF,G
Expenses before reductions	.96%	.96%	.96%	.95%	.99%
Expenses net of fee waivers, if any	.96%	.96%	.96%	.95%	.99%
Expenses net of all reductions	.95%	.96%	.95%	.95%	.98%
Net investment income (loss)	1.08%	1.42%	1.34%	1.24%	1.12%
Supplemental Data
Net assets, end of period (000 omitted)	$75,623	$77,724	$70,616	$72,246	$74,128
Portfolio turnover rateH	20%	19%	17%	10%	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.86 per share is comprised of distributions from net investment income of $.247 and distributions from net realized gain of $.616 per share.

 C Total distributions of $.20 per share is comprised of distributions from net investment income of $.187 and distributions from net realized gain of $.015 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 50% Class M

Years ended September 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$16.90	$16.31	$17.97	$17.76	$16.34
Income from Investment Operations
Net investment income (loss)A	.14	.19	.19	.17	.15
Net realized and unrealized gain (loss)	1.46	1.22	(.51)	1.14	1.43
Total from investment operations	1.60	1.41	(.32)	1.31	1.58
Distributions from net investment income	(.14)	(.20)	(.17)	(.19)	(.15)
Distributions from net realized gain	(.09)	(.62)	(1.17)	(.91)	(.02)
Total distributions	(.23)	(.82)	(1.34)	(1.10)	(.16)B
Net asset value, end of period	$18.27	$16.90	$16.31	$17.97	$17.76
Total ReturnC,D	9.57%	8.97%	(1.98)%	7.69%	9.76%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.21%	1.22%	1.22%	1.22%	1.24%
Expenses net of fee waivers, if any	1.21%	1.22%	1.22%	1.22%	1.24%
Expenses net of all reductions	1.21%	1.22%	1.22%	1.22%	1.22%
Net investment income (loss)	.83%	1.15%	1.07%	.97%	.87%
Supplemental Data
Net assets, end of period (000 omitted)	$36,209	$32,431	$30,381	$32,372	$28,826
Portfolio turnover rateG	20%	19%	17%	10%	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.16 per share is comprised of distributions from net investment income of $.148 and distributions from net realized gain of $.015 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 50% Class C

Years ended September 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$16.79	$16.21	$17.88	$17.68	$16.27
Income from Investment Operations
Net investment income (loss)A	.05	.11	.10	.08	.06
Net realized and unrealized gain (loss)	1.46	1.21	(.52)	1.13	1.43
Total from investment operations	1.51	1.32	(.42)	1.21	1.49
Distributions from net investment income	(.06)	(.12)	(.08)	(.10)	(.07)
Distributions from net realized gain	(.09)	(.62)	(1.17)	(.91)	(.02)
Total distributions	(.15)	(.74)	(1.25)	(1.01)	(.08)B
Net asset value, end of period	$18.15	$16.79	$16.21	$17.88	$17.68
Total ReturnC,D	9.07%	8.42%	(2.52)%	7.16%	9.21%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.72%	1.72%	1.72%	1.72%	1.74%
Expenses net of fee waivers, if any	1.72%	1.72%	1.72%	1.72%	1.74%
Expenses net of all reductions	1.71%	1.72%	1.72%	1.72%	1.73%
Net investment income (loss)	.32%	.66%	.57%	.47%	.37%
Supplemental Data
Net assets, end of period (000 omitted)	$41,900	$42,706	$42,095	$38,792	$31,204
Portfolio turnover rateG	20%	19%	17%	10%	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.08 per share is comprised of distributions from net investment income of $.068 and distributions from net realized gain of $.015 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 50%

Years ended September 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$16.98	$16.39	$18.06	$17.84	$16.41
Income from Investment Operations
Net investment income (loss)A	.24	.28	.29	.28	.24
Net realized and unrealized gain (loss)	1.47	1.22	(.52)	1.14	1.44
Total from investment operations	1.71	1.50	(.23)	1.42	1.68
Distributions from net investment income	(.24)	(.30)	(.27)	(.29)	(.24)
Distributions from net realized gain	(.09)	(.62)	(1.17)	(.91)	(.02)
Total distributions	(.32)B	(.91)C	(1.44)	(1.20)	(.25)D
Net asset value, end of period	$18.37	$16.98	$16.39	$18.06	$17.84
Total ReturnE	10.26%	9.56%	(1.45)%	8.33%	10.38%
Ratios to Average Net AssetsF,G
Expenses before reductions	.65%	.65%	.66%	.66%	.68%
Expenses net of fee waivers, if any	.64%	.65%	.66%	.66%	.67%
Expenses net of all reductions	.64%	.65%	.65%	.66%	.66%
Net investment income (loss)	1.39%	1.72%	1.63%	1.53%	1.43%
Supplemental Data
Net assets, end of period (000 omitted)	$8,324,452	$7,566,062	$7,504,374	$7,956,041	$7,384,756
Portfolio turnover rateH	20%	19%	17%	10%	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.32 per share is comprised of distributions from net investment income of $.237 and distributions from net realized gain of $.087 per share.

 C Total distributions of $.91 per share is comprised of distributions from net investment income of $.297 and distributions from net realized gain of $.616 per share.

 D Total distributions of $.25 per share is comprised of distributions from net investment income of $.239 and distributions from net realized gain of $.015 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 50% Class I

Years ended September 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$16.95	$16.36	$18.03	$17.81	$16.39
Income from Investment Operations
Net investment income (loss)A	.24	.27	.28	.27	.24
Net realized and unrealized gain (loss)	1.46	1.23	(.52)	1.14	1.43
Total from investment operations	1.70	1.50	(.24)	1.41	1.67
Distributions from net investment income	(.23)	(.29)	(.26)	(.28)	(.23)
Distributions from net realized gain	(.09)	(.62)	(1.17)	(.91)	(.02)
Total distributions	(.32)	(.91)	(1.43)	(1.19)	(.25)
Net asset value, end of period	$18.33	$16.95	$16.36	$18.03	$17.81
Total ReturnB	10.17%	9.53%	(1.50)%	8.29%	10.28%
Ratios to Average Net AssetsC,D
Expenses before reductions	.68%	.70%	.70%	.71%	.72%
Expenses net of fee waivers, if any	.68%	.70%	.70%	.71%	.72%
Expenses net of all reductions	.68%	.70%	.69%	.71%	.71%
Net investment income (loss)	1.35%	1.68%	1.59%	1.48%	1.39%
Supplemental Data
Net assets, end of period (000 omitted)	$42,497	$39,673	$33,434	$33,575	$21,429
Portfolio turnover rateE	20%	19%	17%	10%	21%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 60%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.9	1.1
Amazon.com, Inc.	0.7	0.7
Facebook, Inc. Class A	0.6	0.5
Amgen, Inc.	0.5	0.4
Tesla, Inc.	0.5	0.4
British American Tobacco PLC sponsored ADR	0.5	0.5
Bank of America Corp.	0.4	0.4
Citigroup, Inc.	0.4	0.4
Berkshire Hathaway, Inc. Class B	0.4	0.4
Microsoft Corp.	0.4	0.4
	5.3

Top Five Market Sectors as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.0	18.2
Information Technology	9.7	9.4
Consumer Discretionary	8.4	9.1
Health Care	6.9	7.1
Industrials	6.3	6.6

Quality Diversification (% of fund's net assets)

As of September 30, 2017
U.S. Government and U.S. Government Agency Obligations	20.0%
AAA,AA,A	1.4%
BBB	7.0%
BB and Below	5.2%
Not Rated	0.2%
Equities*	59.7%
Short-Term Investments and Net Other Assets	6.5%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 2.0%

As of March 31, 2017
U.S. Government and U.S. Government Agency Obligations	18.9%
AAA,AA,A	1.7%
BBB	7.0%
BB and Below	6.1%
Not Rated	0.2%
Equities*	60.0%
Short-Term Investments and Net Other Assets	6.1%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 2.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of September 30, 2017
Stock Class and Equity Futures*	60.0%
Bond Class	31.1%
Short-Term Class	8.9%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 2.0%

As of March 31, 2017
Stock Class and Equity Futures*	60.2%
Bond Class	32.8%
Short-Term Class	7.0%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 2.0%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 24.9% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 60%

Investments September 30, 2017

Showing Percentage of Net Assets

Equity Central Funds - 56.8%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	6,070,112	$39,273,627
Fidelity Consumer Discretionary Central Fund (a)	259,314	73,580,418
Fidelity Consumer Staples Central Fund (a)	222,135	51,770,881
Fidelity Emerging Markets Equity Central Fund (a)	262,512	64,651,508
Fidelity Energy Central Fund (a)	341,931	40,429,915
Fidelity Financials Central Fund (a)	1,359,960	144,318,936
Fidelity Health Care Central Fund (a)	258,147	103,297,465
Fidelity Industrials Central Fund (a)	258,529	74,371,046
Fidelity Information Technology Central Fund (a)	393,633	179,035,884
Fidelity International Equity Central Fund (a)	3,095,969	270,773,437
Fidelity Materials Central Fund (a)	92,562	24,104,062
Fidelity Real Estate Equity Central Fund (a)	82,629	9,323,063
Fidelity Telecom Services Central Fund (a)	85,317	16,978,997
Fidelity Utilities Central Fund (a)	127,732	23,659,850
TOTAL EQUITY CENTRAL FUNDS
(Cost $710,777,409)		1,115,569,089

Fixed-Income Central Funds - 34.0%
High Yield Fixed-Income Funds - 3.4%
Fidelity Emerging Markets Debt Central Fund (a)	962,756	9,926,013
Fidelity Floating Rate Central Fund (a)	183,977	18,979,055
Fidelity High Income Central Fund 1 (a)	383,195	38,591,543

TOTAL HIGH YIELD FIXED-INCOME FUNDS		67,496,611

Investment Grade Fixed-Income Funds - 30.6%
Fidelity Inflation-Protected Bond Index Central Fund (a)	691,211	70,641,718
Fidelity Investment Grade Bond Central Fund (a)	4,867,946	529,924,557

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		600,566,275

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $644,483,558)		668,062,886

Money Market Central Funds - 5.0%
Fidelity Cash Central Fund, 1.09% (b)	68,457,259	68,470,951
Fidelity Money Market Central Fund, 1.41% (b)	30,176,373	30,179,390
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $98,641,658)		98,650,341

Investment Companies - 4.2%
iShares 20+ Year Treasury Bond ETF	192,891	24,065,081
iShares Core MSCI Emerging Markets ETF	409,881	22,141,772
iShares MSCI EAFE Index ETF	255,628	17,505,405
iShares MSCI Japan ETF	344,504	19,192,318
TOTAL INVESTMENT COMPANIES
(Cost $74,034,791)		82,904,576
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,527,937,416)		1,965,186,892
NET OTHER ASSETS (LIABILITIES) - 0.0%		(445,755)
NET ASSETS - 100%		$1,964,741,137

Security Type Abbreviations

– ETF - Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$389,860
Fidelity Commodity Strategy Central Fund	174,755
Fidelity Consumer Discretionary Central Fund	752,577
Fidelity Consumer Staples Central Fund	1,260,072
Fidelity Emerging Markets Debt Central Fund	634,058
Fidelity Emerging Markets Equity Central Fund	914,309
Fidelity Energy Central Fund	821,489
Fidelity Financials Central Fund	2,027,139
Fidelity Floating Rate Central Fund	855,568
Fidelity Health Care Central Fund	754,846
Fidelity High Income Central Fund 1	2,652,118
Fidelity Industrials Central Fund	988,207
Fidelity Inflation-Protected Bond Index Central Fund	109,720
Fidelity Information Technology Central Fund	1,106,391
Fidelity International Equity Central Fund	5,579,539
Fidelity Investment Grade Bond Central Fund	12,666,102
Fidelity Materials Central Fund	348,045
Fidelity Money Market Central Fund	350,423
Fidelity Real Estate Equity Central Fund	200,830
Fidelity Securities Lending Cash Central Fund	2,993
Fidelity Telecom Services Central Fund	383,748
Fidelity Utilities Central Fund	549,291
Total	$33,522,080

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$18,610,775	$27,020,779	$6,204,423	$(372,440)	$218,936	$39,273,627	5.6%
Fidelity Consumer Discretionary Central Fund	70,882,185	11,906,119	19,186,657	4,748,023	5,230,748	73,580,418	4.7%
Fidelity Consumer Staples Central Fund	53,048,360	10,020,742	12,707,291	2,017,195	(608,125)	51,770,881	4.4%
Fidelity Emerging Markets Debt Central Fund	8,214,479	1,928,276	344,103	1,947	125,414	9,926,013	7.7%
Fidelity Emerging Markets Equity Central Fund	29,379,814	27,153,458	2,522,716	(9,157)	10,650,109	64,651,508	8.5%
Fidelity Energy Central Fund	42,666,865	7,637,022	6,733,280	(109,375)	(3,031,317)	40,429,915	4.3%
Fidelity Financials Central Fund	117,359,278	21,805,552	24,382,175	2,566,700	26,969,581	144,318,936	4.8%
Fidelity Floating Rate Central Fund	14,714,215	4,876,884	678,734	7,088	59,602	18,979,055	1.2%
Fidelity Health Care Central Fund	84,314,184	18,788,256	13,432,021	1,826,602	11,800,444	103,297,465	4.4%
Fidelity High Income Central Fund 1	53,050,901	8,964,085	24,605,568	324,046	858,079	38,591,543	7.7%
Fidelity Industrials Central Fund	63,322,120	12,636,624	13,521,884	2,085,452	9,848,734	74,371,046	4.6%
Fidelity Inflation-Protected Bond Index Central Fund	60,687,179	15,901,722	5,484,225	(16,845)	(446,113)	70,641,718	7.3%
Fidelity Information Technology Central Fund	139,649,129	24,958,955	39,276,607	10,553,106	43,151,301	179,035,884	4.5%
Fidelity International Equity Central Fund	180,699,204	67,190,368	14,136,744	(10,239)	37,030,848	270,773,437	8.8%
Fidelity Investment Grade Bond Central Fund	432,844,176	120,844,482	19,771,560	(31,756)	(3,960,785)	529,924,557	7.1%
Fidelity Materials Central Fund	19,433,946	3,717,688	3,437,866	314,822	4,075,472	24,104,062	5.1%
Fidelity Real Estate Equity Central Fund	11,191,603	1,813,936	3,624,613	238,395	(296,258)	9,323,063	7.3%
Fidelity Telecom Services Central Fund	15,237,712	3,631,033	2,524,656	25,877	609,031	16,978,997	4.5%
Fidelity Utilities Central Fund	20,564,537	3,818,502	3,512,557	337,503	2,451,865	23,659,850	4.7%
Total	$1,435,870,662	$394,614,483	$216,087,680	$24,496,944	$144,737,566	$1,783,631,975

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	75.1%
Japan	3.2%
United Kingdom	3.1%
Cayman Islands	1.9%
Germany	1.8%
France	1.4%
Netherlands	1.4%
Canada	1.1%
Ireland	1.0%
Switzerland	1.0%
Mexico	1.0%
Others (Individually Less Than 1%)	8.0%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 60%

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $74,034,791)	$82,904,576
Fidelity Central Funds (cost $1,453,902,625)	1,882,282,316
Total Investment in Securities (cost $1,527,937,416)		$1,965,186,892
Receivable for investments sold		1,892,489
Receivable for fund shares sold		1,295,911
Distributions receivable from Fidelity Central Funds		62,235
Prepaid expenses		4,619
Other receivables		4,475
Total assets		1,968,446,621
Liabilities
Payable for investments purchased	$7,826
Payable for fund shares redeemed	2,462,515
Accrued management fee	885,193
Distribution and service plan fees payable	51,911
Other affiliated payables	248,051
Other payables and accrued expenses	49,988
Total liabilities		3,705,484
Net Assets		$1,964,741,137
Net Assets consist of:
Paid in capital		$1,635,014,162
Undistributed net investment income		15,728,572
Accumulated undistributed net realized gain (loss) on investments		(123,251,073)
Net unrealized appreciation (depreciation) on investments		437,249,476
Net Assets		$1,964,741,137
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($59,048,809 ÷ 4,756,089 shares)		$12.42
Maximum offering price per share (100/94.25 of $12.42)		$13.18
Class M:
Net Asset Value and redemption price per share ($20,859,714 ÷ 1,689,804 shares)		$12.34
Maximum offering price per share (100/96.50 of $12.34)		$12.79
Class C:
Net Asset Value and offering price per share ($37,384,313 ÷ 3,068,469 shares)(a)		$12.18
Asset Manager 60%:
Net Asset Value, offering price and redemption price per share ($1,821,025,025 ÷ 145,994,226 shares)		$12.47
Class I:
Net Asset Value, offering price and redemption price per share ($26,423,276 ÷ 2,117,765 shares)		$12.48

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2017
Investment Income
Dividends		$1,766,039
Interest		136
Income from Fidelity Central Funds		33,522,080
Total income		35,288,255
Expenses
Management fee	$9,586,074
Transfer agent fees	2,048,785
Distribution and service plan fees	584,102
Accounting and security lending fees	690,021
Custodian fees and expenses	5,680
Independent trustees' fees and expenses	6,668
Registration fees	141,059
Audit	41,281
Legal	4,444
Miscellaneous	13,320
Total expenses before reductions	13,121,434
Expense reductions	(44,216)	13,077,218
Net investment income (loss)		22,211,037
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,375,416
Fidelity Central Funds	24,500,736
Capital gain distributions from Fidelity Central Funds	3,249,158
Total net realized gain (loss)		33,125,310
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	6,701,839
Fidelity Central Funds	144,724,402
Total change in net unrealized appreciation (depreciation)		151,426,241
Net gain (loss)		184,551,551
Net increase (decrease) in net assets resulting from operations		$206,762,588

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2017	Year ended September 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$22,211,037	$23,151,106
Net realized gain (loss)	33,125,310	(944,043)
Change in net unrealized appreciation (depreciation)	151,426,241	121,429,191
Net increase (decrease) in net assets resulting from operations	206,762,588	143,636,254
Distributions to shareholders from net investment income	(21,450,594)	(24,052,987)
Distributions to shareholders from net realized gain	(3,176,374)	(32,419,519)
Total distributions	(24,626,968)	(56,472,506)
Share transactions - net increase (decrease)	227,624,955	75,598,059
Total increase (decrease) in net assets	409,760,575	162,761,807
Net Assets
Beginning of period	1,554,980,562	1,392,218,755
End of period	$1,964,741,137	$1,554,980,562
Other Information
Undistributed net investment income end of period	$15,728,572	$16,009,546

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Asset Manager 60% Class A

Years ended September 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.24	$10.60	$11.53	$11.17	$10.16
Income from Investment Operations
Net investment income (loss)A	.11	.14	.14	.12	.11
Net realized and unrealized gain (loss)	1.21	.90	(.39)	.83	1.10
Total from investment operations	1.32	1.04	(.25)	.95	1.21
Distributions from net investment income	(.12)	(.15)	(.12)	(.09)	(.09)
Distributions from net realized gain	(.02)	(.25)	(.56)	(.50)	(.11)
Total distributions	(.14)	(.40)	(.68)	(.59)	(.20)
Net asset value, end of period	$12.42	$11.24	$10.60	$11.53	$11.17
Total ReturnB,C	11.86%	10.10%	(2.36)%	8.87%	12.15%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.03%	1.03%	1.04%	1.03%	1.06%
Expenses net of fee waivers, if any	1.03%	1.03%	1.03%	1.03%	1.06%
Expenses net of all reductions	1.02%	1.03%	1.03%	1.03%	1.05%
Net investment income (loss)	.98%	1.30%	1.20%	1.08%	1.02%
Supplemental Data
Net assets, end of period (000 omitted)	$59,049	$59,027	$53,879	$53,382	$41,926
Portfolio turnover rateF	18%	21%	22%	11%	22%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 60% Class M

Years ended September 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.17	$10.55	$11.48	$11.12	$10.12
Income from Investment Operations
Net investment income (loss)A	.09	.11	.11	.09	.08
Net realized and unrealized gain (loss)	1.19	.88	(.39)	.84	1.09
Total from investment operations	1.28	.99	(.28)	.93	1.17
Distributions from net investment income	(.09)	(.13)	(.09)	(.07)	(.06)
Distributions from net realized gain	(.02)	(.25)	(.56)	(.50)	(.11)
Total distributions	(.11)	(.37)B	(.65)	(.57)	(.17)
Net asset value, end of period	$12.34	$11.17	$10.55	$11.48	$11.12
Total ReturnC,D	11.58%	9.68%	(2.63)%	8.66%	11.78%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.28%	1.29%	1.29%	1.30%	1.32%
Expenses net of fee waivers, if any	1.28%	1.29%	1.29%	1.30%	1.32%
Expenses net of all reductions	1.27%	1.28%	1.28%	1.30%	1.31%
Net investment income (loss)	.73%	1.04%	.94%	.81%	.76%
Supplemental Data
Net assets, end of period (000 omitted)	$20,860	$16,763	$16,210	$14,759	$13,639
Portfolio turnover rateG	18%	21%	22%	11%	22%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.37 per share is comprised of distributions from net investment income of $.127 and distributions from net realized gain of $.247 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 60% Class C

Years ended September 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.04	$10.42	$11.35	$11.04	$10.06
Income from Investment Operations
Net investment income (loss)A	.03	.06	.05	.04	.02
Net realized and unrealized gain (loss)	1.17	.88	(.38)	.81	1.10
Total from investment operations	1.20	.94	(.33)	.85	1.12
Distributions from net investment income	(.04)	(.08)	(.04)	(.04)	(.02)
Distributions from net realized gain	(.02)	(.25)	(.56)	(.50)	(.11)
Total distributions	(.06)	(.32)B	(.60)	(.54)	(.14)C
Net asset value, end of period	$12.18	$11.04	$10.42	$11.35	$11.04
Total ReturnD,E	10.94%	9.27%	(3.08)%	7.98%	11.24%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.78%	1.78%	1.80%	1.80%	1.84%
Expenses net of fee waivers, if any	1.78%	1.78%	1.79%	1.80%	1.84%
Expenses net of all reductions	1.78%	1.78%	1.79%	1.80%	1.83%
Net investment income (loss)	.23%	.54%	.44%	.31%	.24%
Supplemental Data
Net assets, end of period (000 omitted)	$37,384	$34,037	$30,147	$25,867	$18,390
Portfolio turnover rateH	18%	21%	22%	11%	22%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.32 per share is comprised of distributions from net investment income of $.076 and distributions from net realized gain of $.247 per share.

 C Total distributions of $.14 per share is comprised of distributions from net investment income of $.024 and distributions from net realized gain of $.112 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 60%

Years ended September 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.29	$10.66	$11.59	$11.22	$10.21
Income from Investment Operations
Net investment income (loss)A	.15	.17	.17	.16	.14
Net realized and unrealized gain (loss)	1.21	.90	(.39)	.84	1.10
Total from investment operations	1.36	1.07	(.22)	1.00	1.24
Distributions from net investment income	(.15)	(.19)	(.16)	(.13)	(.12)
Distributions from net realized gain	(.02)	(.25)	(.56)	(.50)	(.11)
Total distributions	(.18)B	(.44)	(.71)C	(.63)	(.23)
Net asset value, end of period	$12.47	$11.29	$10.66	$11.59	$11.22
Total ReturnD	12.19%	10.31%	(2.03)%	9.26%	12.45%
Ratios to Average Net AssetsE,F
Expenses before reductions	.71%	.71%	.72%	.72%	.74%
Expenses net of fee waivers, if any	.71%	.71%	.72%	.72%	.74%
Expenses net of all reductions	.71%	.71%	.71%	.72%	.73%
Net investment income (loss)	1.30%	1.61%	1.51%	1.39%	1.34%
Supplemental Data
Net assets, end of period (000 omitted)	$1,821,025	$1,426,502	$1,275,181	$1,187,056	$850,361
Portfolio turnover rateG	18%	21%	22%	11%	22%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.18 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.022 per share.

 C Total distributions of $.71 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.555 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 60% Class I

Years ended September 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.30	$10.66	$11.59	$11.22	$10.21
Income from Investment Operations
Net investment income (loss)A	.15	.17	.17	.15	.13
Net realized and unrealized gain (loss)	1.20	.90	(.39)	.83	1.10
Total from investment operations	1.35	1.07	(.22)	.98	1.23
Distributions from net investment income	(.15)	(.18)	(.15)	(.11)	(.11)
Distributions from net realized gain	(.02)	(.25)	(.56)	(.50)	(.11)
Total distributions	(.17)	(.43)	(.71)	(.61)	(.22)
Net asset value, end of period	$12.48	$11.30	$10.66	$11.59	$11.22
Total ReturnB	12.16%	10.37%	(2.08)%	9.15%	12.35%
Ratios to Average Net AssetsC,D
Expenses before reductions	.75%	.75%	.76%	.78%	.82%
Expenses net of fee waivers, if any	.74%	.74%	.76%	.78%	.82%
Expenses net of all reductions	.74%	.74%	.75%	.78%	.81%
Net investment income (loss)	1.26%	1.58%	1.47%	1.33%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$26,423	$18,651	$15,574	$14,122	$8,540
Portfolio turnover rateE	18%	21%	22%	11%	22%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 70%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	1.1	1.3
Amazon.com, Inc.	0.8	0.8
Facebook, Inc. Class A	0.7	0.6
Tesla, Inc.	0.6	0.4
Amgen, Inc.	0.6	0.5
British American Tobacco PLC sponsored ADR	0.6	0.5
Bank of America Corp.	0.5	0.5
Citigroup, Inc.	0.5	0.5
Berkshire Hathaway, Inc. Class B	0.5	0.5
Microsoft Corp.	0.5	0.5
	6.4

Top Five Market Sectors as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.7	18.3
Information Technology	11.4	10.6
Consumer Discretionary	9.1	10.1
Health Care	7.8	8.1
Industrials	7.0	7.4

Quality Diversification (% of fund's net assets)

As of September 30, 2017
U.S. Government and U.S. Government Agency Obligations	14.1%
AAA,AA,A	0.9%
BBB	4.4%
BB and Below	4.4%
Not Rated	0.2%
Equities*	69.5%
Short-Term Investments and Net Other Assets	6.5%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 2.0%

As of March 31, 2017
U.S. Government and U.S. Government Agency Obligations	13.4%
AAA,AA,A	1.1%
BBB	4.3%
BB and Below	5.2%
Not Rated	0.2%
Equities*	69.8%
Short-Term Investments and Net Other Assets	6.0%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 2.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of September 30, 2017
Stock Class and Equity Futures*	69.8%
Bond Class	22.2%
Short-Term Class	8.0%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 2.0%

As of March 31, 2017
Stock Class and Equity Futures*	70.0%
Bond Class	23.4%
Short-Term Class	6.6%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 2.1%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 27% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 70%

Investments September 30, 2017

Showing Percentage of Net Assets

Equity Central Funds - 66.0%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	15,381,563	$99,518,711
Fidelity Consumer Discretionary Central Fund (a)	783,011	222,179,462
Fidelity Consumer Staples Central Fund (a)	671,381	156,472,126
Fidelity Emerging Markets Equity Central Fund (a)	744,346	183,317,554
Fidelity Energy Central Fund (a)	1,035,262	122,409,387
Fidelity Financials Central Fund (a)	4,108,065	435,947,851
Fidelity Health Care Central Fund (a)	780,440	312,293,194
Fidelity Industrials Central Fund (a)	783,277	225,325,355
Fidelity Information Technology Central Fund (a)	1,197,626	544,716,177
Fidelity International Equity Central Fund (a)	9,027,639	789,557,313
Fidelity Materials Central Fund (a)	279,689	72,833,814
Fidelity Real Estate Equity Central Fund (a)	206,129	23,257,590
Fidelity Telecom Services Central Fund (a)	258,687	51,481,307
Fidelity Utilities Central Fund (a)	385,624	71,429,106
TOTAL EQUITY CENTRAL FUNDS
(Cost $1,961,852,584)		3,310,738,947

Fixed-Income Central Funds - 24.1%
High Yield Fixed-Income Funds - 3.4%
Fidelity Emerging Markets Debt Central Fund (a)	2,411,449	24,862,036
Fidelity Floating Rate Central Fund (a)	463,599	47,824,846
Fidelity High Income Central Fund 1 (a)	975,611	98,253,829

TOTAL HIGH YIELD FIXED-INCOME FUNDS		170,940,711

Investment Grade Fixed-Income Funds - 20.7%
Fidelity Inflation-Protected Bond Index Central Fund (a)	1,753,412	179,198,716
Fidelity Investment Grade Bond Central Fund (a)	7,893,287	859,263,235

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,038,461,951

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $1,157,664,480)		1,209,402,662

Money Market Central Funds - 5.0%
Fidelity Cash Central Fund, 1.09% (b)	163,300,945	163,333,605
Fidelity Money Market Central Fund, 1.41% (b)	85,782,054	85,790,632
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $249,102,644)		249,124,237

Investment Companies - 4.9%
iShares 20+ Year Treasury Bond ETF	501,199	62,529,585
iShares Core MSCI Emerging Markets ETF	1,342,256	72,508,672
iShares MSCI EAFE Index ETF	858,801	58,810,692
iShares MSCI Japan ETF	895,891	49,910,088
TOTAL INVESTMENT COMPANIES
(Cost $216,692,556)		243,759,037
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $3,585,312,264)		5,013,024,883
NET OTHER ASSETS (LIABILITIES) - 0.0%		(912,979)
NET ASSETS - 100%		$5,012,111,904

Security Type Abbreviations

– ETF - Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$961,906
Fidelity Commodity Strategy Central Fund	447,605
Fidelity Consumer Discretionary Central Fund	2,331,030
Fidelity Consumer Staples Central Fund	3,897,297
Fidelity Emerging Markets Debt Central Fund	1,646,893
Fidelity Emerging Markets Equity Central Fund	2,768,047
Fidelity Energy Central Fund	2,530,730
Fidelity Financials Central Fund	6,274,475
Fidelity Floating Rate Central Fund	2,209,215
Fidelity Health Care Central Fund	2,323,374
Fidelity High Income Central Fund 1	6,954,955
Fidelity Industrials Central Fund	3,072,849
Fidelity Inflation-Protected Bond Index Central Fund	284,580
Fidelity Information Technology Central Fund	3,416,086
Fidelity International Equity Central Fund	17,021,649
Fidelity Investment Grade Bond Central Fund	21,123,118
Fidelity Materials Central Fund	1,078,843
Fidelity Money Market Central Fund	996,142
Fidelity Real Estate Equity Central Fund	524,366
Fidelity Securities Lending Cash Central Fund	26,595
Fidelity Telecom Services Central Fund	1,186,511
Fidelity Utilities Central Fund	1,704,317
Total	$82,780,583

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$51,334,481	$64,713,715	$16,069,075	$18,550	$(478,960)	$99,518,711	14.2%
Fidelity Consumer Discretionary Central Fund	228,752,701	16,950,133	54,257,412	22,989,876	7,744,164	222,179,462	14.0%
Fidelity Consumer Staples Central Fund	171,025,446	16,017,898	34,718,888	10,831,136	(6,683,466)	156,472,126	13.2%
Fidelity Emerging Markets Debt Central Fund	22,589,678	2,919,867	927,766	(13,958)	294,215	24,862,036	19.3%
Fidelity Emerging Markets Equity Central Fund	103,828,872	63,074,050	15,252,781	389,625	31,277,788	183,317,554	24.0%
Fidelity Energy Central Fund	137,557,692	11,335,757	16,806,035	553,098	(10,231,125)	122,409,387	13.0%
Fidelity Financials Central Fund	377,965,323	30,536,866	64,676,452	5,900,938	86,221,176	435,947,851	14.4%
Fidelity Floating Rate Central Fund	40,040,732	9,452,700	1,855,524	34,221	152,717	47,824,846	2.9%
Fidelity Health Care Central Fund	271,527,129	30,533,289	30,751,410	8,558,014	32,426,172	312,293,194	13.4%
Fidelity High Income Central Fund 1	146,610,179	13,545,710	64,949,495	(437,270)	3,484,705	98,253,829	19.6%
Fidelity Industrials Central Fund	204,238,006	19,994,915	36,022,005	12,167,993	24,946,446	225,325,355	14.0%
Fidelity Inflation-Protected Bond Index Central Fund	166,899,519	27,701,841	14,003,791	8,194	(1,407,047)	179,198,716	18.5%
Fidelity Information Technology Central Fund	450,424,827	35,042,106	104,652,929	49,884,778	114,017,395	544,716,177	13.6%
Fidelity International Equity Central Fund	590,297,357	138,009,010	50,583,864	847,615	110,987,195	789,557,313	25.5%
Fidelity Investment Grade Bond Central Fund	769,772,053	137,426,983	39,741,322	267,814	(8,462,293)	859,263,235	11.6%
Fidelity Materials Central Fund	62,745,788	4,699,516	8,149,682	1,633,585	11,904,607	72,833,814	15.4%
Fidelity Real Estate Equity Central Fund	30,963,572	2,133,410	9,578,988	738,142	(998,546)	23,257,590	18.3%
Fidelity Telecom Services Central Fund	48,841,512	4,962,355	4,288,634	103,131	1,862,943	51,481,307	13.6%
Fidelity Utilities Central Fund	66,207,420	5,279,984	8,696,143	1,644,652	6,993,193	71,429,106	14.2%
Total	$3,941,622,287	$634,330,105	$575,982,196	$116,120,134	$404,051,279	$4,520,141,609

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	73.0%
Japan	3.7%
United Kingdom	3.1%
Cayman Islands	2.4%
Germany	1.8%
France	1.6%
Canada	1.3%
Netherlands	1.2%
Switzerland	1.2%
Ireland	1.1%
Others (Individually Less Than 1%)	9.6%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 70%

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $216,692,556)	$243,759,037
Fidelity Central Funds (cost $3,368,619,708)	4,769,265,846
Total Investment in Securities (cost $3,585,312,264)		$5,013,024,883
Receivable for investments sold		2,030,738
Receivable for fund shares sold		2,967,611
Distributions receivable from Fidelity Central Funds		150,362
Prepaid expenses		11,920
Other receivables		71,545
Total assets		5,018,257,059
Liabilities
Payable for investments purchased	$914,517
Payable for fund shares redeemed	2,148,816
Accrued management fee	2,256,403
Transfer agent fee payable	522,575
Distribution and service plan fees payable	101,852
Other affiliated payables	115,895
Other payables and accrued expenses	85,097
Total liabilities		6,145,155
Net Assets		$5,012,111,904
Net Assets consist of:
Paid in capital		$3,946,648,838
Undistributed net investment income		38,267,602
Accumulated undistributed net realized gain (loss) on investments		(400,517,155)
Net unrealized appreciation (depreciation) on investments		1,427,712,619
Net Assets		$5,012,111,904
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($146,562,216 ÷ 6,582,863 shares)		$22.26
Maximum offering price per share (100/94.25 of $22.26)		$23.62
Class M:
Net Asset Value and redemption price per share ($53,244,901 ÷ 2,393,405 shares)		$22.25
Maximum offering price per share (100/96.50 of $22.25)		$23.06
Class C:
Net Asset Value and offering price per share ($59,046,345 ÷ 2,673,837 shares)(a)		$22.08
Asset Manager 70%:
Net Asset Value, offering price and redemption price per share ($4,673,797,769 ÷ 209,338,527 shares)		$22.33
Class I:
Net Asset Value, offering price and redemption price per share ($79,460,673 ÷ 3,559,036 shares)		$22.33

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2017
Investment Income
Dividends		$5,139,624
Interest		379
Income from Fidelity Central Funds		82,780,583
Total income		87,920,586
Expenses
Management fee	$25,131,900
Transfer agent fees	5,988,824
Distribution and service plan fees	1,181,392
Accounting and security lending fees	1,351,733
Custodian fees and expenses	6,825
Independent trustees' fees and expenses	17,636
Appreciation in deferred trustee compensation account	238
Registration fees	139,124
Audit	41,281
Legal	15,620
Miscellaneous	36,464
Total expenses before reductions	33,911,037
Expense reductions	(116,342)	33,794,695
Net investment income (loss)		54,125,891
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	16,793,917
Fidelity Central Funds	116,129,163
Capital gain distributions from Fidelity Central Funds	9,462,700
Total net realized gain (loss)		142,385,780
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	18,591,545
Fidelity Central Funds	404,012,812
Total change in net unrealized appreciation (depreciation)		422,604,357
Net gain (loss)		564,990,137
Net increase (decrease) in net assets resulting from operations		$619,116,028

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2017	Year ended September 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$54,125,891	$60,499,999
Net realized gain (loss)	142,385,780	15,617,199
Change in net unrealized appreciation (depreciation)	422,604,357	356,816,958
Net increase (decrease) in net assets resulting from operations	619,116,028	432,934,156
Distributions to shareholders from net investment income	(54,427,264)	(65,006,686)
Distributions to shareholders from net realized gain	(8,449,917)	(154,480,473)
Total distributions	(62,877,181)	(219,487,159)
Share transactions - net increase (decrease)	165,309,125	52,440,170
Total increase (decrease) in net assets	721,547,972	265,887,167
Net Assets
Beginning of period	4,290,563,932	4,024,676,765
End of period	$5,012,111,904	$4,290,563,932
Other Information
Undistributed net investment income end of period	$38,267,602	$41,027,782

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Asset Manager 70% Class A

Years ended September 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$19.78	$18.84	$21.24	$19.60	$17.33
Income from Investment Operations
Net investment income (loss)A	.19	.22	.22	.21	.18
Net realized and unrealized gain (loss)	2.53	1.70	(.80)	1.67	2.31
Total from investment operations	2.72	1.92	(.58)	1.88	2.49
Distributions from net investment income	(.20)	(.25)	(.22)	(.16)	(.19)
Distributions from net realized gain	(.04)	(.73)	(1.60)	(.07)	(.03)
Total distributions	(.24)	(.98)	(1.82)	(.24)B	(.22)
Net asset value, end of period	$22.26	$19.78	$18.84	$21.24	$19.60
Total ReturnC,D	13.89%	10.57%	(2.96)%	9.65%	14.56%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.02%	1.02%	1.03%	1.03%	1.06%
Expenses net of fee waivers, if any	1.01%	1.02%	1.03%	1.03%	1.06%
Expenses net of all reductions	1.01%	1.02%	1.02%	1.03%	1.04%
Net investment income (loss)	.90%	1.17%	1.07%	1.00%	.98%
Supplemental Data
Net assets, end of period (000 omitted)	$146,562	$146,585	$134,849	$143,310	$127,865
Portfolio turnover rateG	19%	21%	20%	13%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.24 per share is comprised of distributions from net investment income of $.161 and distributions from net realized gain of $.074 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 70% Class M

Years ended September 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$19.77	$18.82	$21.22	$19.58	$17.30
Income from Investment Operations
Net investment income (loss)A	.13	.17	.17	.15	.13
Net realized and unrealized gain (loss)	2.54	1.70	(.80)	1.67	2.32
Total from investment operations	2.67	1.87	(.63)	1.82	2.45
Distributions from net investment income	(.15)	(.20)	(.16)	(.11)	(.14)
Distributions from net realized gain	(.04)	(.73)	(1.60)	(.07)	(.03)
Total distributions	(.19)	(.92)B	(1.77)C	(.18)	(.17)
Net asset value, end of period	$22.25	$19.77	$18.82	$21.22	$19.58
Total ReturnD,E	13.63%	10.31%	(3.25)%	9.38%	14.31%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.27%	1.28%	1.29%	1.29%	1.32%
Expenses net of fee waivers, if any	1.27%	1.28%	1.28%	1.29%	1.32%
Expenses net of all reductions	1.27%	1.28%	1.28%	1.29%	1.30%
Net investment income (loss)	.64%	.91%	.81%	.74%	.72%
Supplemental Data
Net assets, end of period (000 omitted)	$53,245	$48,149	$46,685	$49,337	$44,421
Portfolio turnover rateH	19%	21%	20%	13%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.92 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.726 per share.

 C Total distributions of $1.77 per share is comprised of distributions from net investment income of $.161 and distributions from net realized gain of $1.604 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 70% Class C

Years ended September 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$19.63	$18.69	$21.08	$19.48	$17.23
Income from Investment Operations
Net investment income (loss)A	.03	.08	.06	.05	.04
Net realized and unrealized gain (loss)	2.51	1.69	(.78)	1.66	2.31
Total from investment operations	2.54	1.77	(.72)	1.71	2.35
Distributions from net investment income	(.05)	(.10)	(.07)	(.04)	(.07)
Distributions from net realized gain	(.04)	(.73)	(1.60)	(.07)	(.03)
Total distributions	(.09)	(.83)	(1.67)	(.11)	(.10)
Net asset value, end of period	$22.08	$19.63	$18.69	$21.08	$19.48
Total ReturnB,C	13.00%	9.78%	(3.69)%	8.82%	13.70%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.77%	1.78%	1.79%	1.79%	1.81%
Expenses net of fee waivers, if any	1.77%	1.78%	1.78%	1.79%	1.81%
Expenses net of all reductions	1.77%	1.78%	1.78%	1.78%	1.79%
Net investment income (loss)	.14%	.41%	.32%	.25%	.23%
Supplemental Data
Net assets, end of period (000 omitted)	$59,046	$56,605	$52,860	$55,104	$46,498
Portfolio turnover rateF	19%	21%	20%	13%	20%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 70%

Years ended September 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$19.84	$18.89	$21.30	$19.66	$17.38
Income from Investment Operations
Net investment income (loss)A	.25	.28	.28	.27	.24
Net realized and unrealized gain (loss)	2.54	1.71	(.80)	1.67	2.32
Total from investment operations	2.79	1.99	(.52)	1.94	2.56
Distributions from net investment income	(.26)	(.31)	(.28)	(.23)	(.25)
Distributions from net realized gain	(.04)	(.73)	(1.60)	(.07)	(.03)
Total distributions	(.30)	(1.04)	(1.89)B	(.30)	(.28)
Net asset value, end of period	$22.33	$19.84	$18.89	$21.30	$19.66
Total ReturnC	14.25%	10.97%	(2.69)%	9.98%	14.94%
Ratios to Average Net AssetsD,E
Expenses before reductions	.71%	.72%	.72%	.73%	.75%
Expenses net of fee waivers, if any	.71%	.71%	.72%	.73%	.75%
Expenses net of all reductions	.70%	.71%	.71%	.72%	.73%
Net investment income (loss)	1.20%	1.48%	1.38%	1.31%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$4,673,798	$3,996,905	$3,745,336	$3,729,256	$3,253,088
Portfolio turnover rateF	19%	21%	20%	13%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.89 per share is comprised of distributions from net investment income of $.282 and distributions from net realized gain of $1.604 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 70% Class I

Years ended September 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$19.85	$18.90	$21.31	$19.66	$17.38
Income from Investment Operations
Net investment income (loss)A	.24	.28	.27	.26	.23
Net realized and unrealized gain (loss)	2.54	1.70	(.80)	1.68	2.32
Total from investment operations	2.78	1.98	(.53)	1.94	2.55
Distributions from net investment income	(.26)	(.30)	(.27)	(.22)	(.24)
Distributions from net realized gain	(.04)	(.73)	(1.60)	(.07)	(.03)
Total distributions	(.30)	(1.03)	(1.88)B	(.29)	(.27)
Net asset value, end of period	$22.33	$19.85	$18.90	$21.31	$19.66
Total ReturnC	14.22%	10.92%	(2.73)%	9.98%	14.90%
Ratios to Average Net AssetsD,E
Expenses before reductions	.74%	.74%	.76%	.77%	.79%
Expenses net of fee waivers, if any	.74%	.74%	.76%	.77%	.79%
Expenses net of all reductions	.73%	.74%	.75%	.77%	.77%
Net investment income (loss)	1.17%	1.45%	1.34%	1.26%	1.25%
Supplemental Data
Net assets, end of period (000 omitted)	$79,461	$42,321	$42,581	$40,561	$31,955
Portfolio turnover rateF	19%	21%	20%	13%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.88 per share is comprised of distributions from net investment income of $.273 and distributions from net realized gain of $1.604 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 85%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	1.3	1.6
Amazon.com, Inc.	1.0	1.0
Facebook, Inc. Class A	0.9	0.7
Tesla, Inc.	0.8	0.5
Amgen, Inc.	0.7	0.6
British American Tobacco PLC sponsored ADR	0.7	0.7
Bank of America Corp.	0.6	0.6
Citigroup Inc.	0.6	0.6
Berkshire Hathaway, Inc. Class B	0.6	0.6
Microsoft Corp.	0.6	0.6
	7.8

Top Five Market Sectors as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	17.6	16.4
Information Technology	14.0	13.5
Consumer Discretionary	10.8	11.3
Health Care	9.5	9.6
Industrials	8.2	9.0

Quality Diversification (% of fund's net assets)

As of September 30, 2017
U.S. Government and U.S. Government Agency Obligations	7.5%
AAA,AA,A	0.5%
BBB	1.8%
BB and Below	3.0%
Not Rated	0.3%
Equities*	84.1%
Short-Term Investments and Net Other Assets	2.8%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 2.0%

As of March 31, 2017
U.S. Government and U.S. Government Agency Obligations	7.6%
AAA,AA,A	0.4%
BBB	1.6%
BB and Below	3.6%
Not Rated	0.2%
Equities*	84.2%
Short-Term Investments and Net Other Assets	2.4%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 2.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of September 30, 2017
Stock Class and Equity Futures*	84.3%
Bond Class	12.2%
Short-Term Class	3.5%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 2.0%

As of March 31, 2017
Stock Class and Equity Futures*	84.5%
Bond Class	13.0%
Short-Term Class	2.5%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 2.0%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 29.6% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 85%

Investments September 30, 2017

Showing Percentage of Net Assets

Equity Central Funds - 79.6%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	6,207,162	$40,160,339
Fidelity Consumer Discretionary Central Fund (a)	391,352	111,046,259
Fidelity Consumer Staples Central Fund (a)	335,376	78,162,790
Fidelity Emerging Markets Equity Central Fund (a)	353,131	86,969,045
Fidelity Energy Central Fund (a)	515,568	60,960,803
Fidelity Financials Central Fund (a)	2,050,249	217,572,388
Fidelity Health Care Central Fund (a)	389,287	155,773,158
Fidelity Industrials Central Fund (a)	389,687	112,101,336
Fidelity Information Technology Central Fund (a)	601,950	273,784,795
Fidelity International Equity Central Fund (a)	4,271,719	373,604,561
Fidelity Materials Central Fund (a)	139,524	36,333,544
Fidelity Real Estate Equity Central Fund (a)	83,387	9,408,516
Fidelity Telecom Services Central Fund(a)	129,342	25,740,254
Fidelity Utilities Central Fund (a)	192,851	35,721,801
TOTAL EQUITY CENTRAL FUNDS
(Cost $988,107,226)		1,617,339,589

Fixed-Income Central Funds - 13.1%
High Yield Fixed-Income Funds - 2.7%
Fidelity Emerging Markets Debt Central Fund (a)	3,285	33,865
Fidelity Floating Rate Central Fund (a)	378,445	39,040,367
Fidelity High Income Central Fund 1 (a)	158,347	15,947,127

TOTAL HIGH YIELD FIXED-INCOME FUNDS		55,021,359

Investment Grade Fixed-Income Funds - 10.4%
Fidelity Inflation-Protected Bond Index Central Fund (a)	572,172	58,476,009
Fidelity Investment Grade Bond Central Fund (a)	1,410,212	153,515,712

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		211,991,721

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $261,493,532)		267,013,080

Money Market Central Funds - 1.1%
Fidelity Cash Central Fund, 1.09% (b)
(Cost $23,277,882)	23,273,227	23,277,882

Investment Companies - 6.2%
iShares 20+ Year Treasury Bond ETF	261,021	32,564,980
iShares Core MSCI Emerging Markets ETF	687,511	37,139,344
iShares MSCI EAFE Index ETF	453,318	31,043,217
iShares MSCI Japan ETF	445,660	24,827,719
TOTAL INVESTMENT COMPANIES
(Cost $112,625,085)		125,575,260
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,385,503,725)		2,033,205,811
NET OTHER ASSETS (LIABILITIES) - 0.0%		(452,661)
NET ASSETS - 100%		$2,032,753,150

Security Type Abbreviations

– ETF - Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$104,567
Fidelity Commodity Strategy Central Fund	181,372
Fidelity Consumer Discretionary Central Fund	1,132,181
Fidelity Consumer Staples Central Fund	1,895,448
Fidelity Emerging Markets Debt Central Fund	2,258
Fidelity Emerging Markets Equity Central Fund	1,381,393
Fidelity Energy Central Fund	1,240,844
Fidelity Financials Central Fund	3,059,103
Fidelity Floating Rate Central Fund	1,619,359
Fidelity Health Care Central Fund	1,132,343
Fidelity High Income Central Fund 1	1,458,999
Fidelity Industrials Central Fund	1,489,658
Fidelity Inflation-Protected Bond Index Central Fund	104,905
Fidelity Information Technology Central Fund	1,675,531
Fidelity International Equity Central Fund	7,918,341
Fidelity Investment Grade Bond Central Fund	3,346,519
Fidelity Materials Central Fund	523,759
Fidelity Real Estate Equity Central Fund	223,776
Fidelity Securities Lending Cash Central Fund	21,888
Fidelity Telecom Services Central Fund	574,709
Fidelity Utilities Central Fund	827,834
Total	$29,914,787

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$21,165,035	$25,653,335	$6,563,390	$(364,348)	$269,707	$40,160,339	5.7%
Fidelity Consumer Discretionary Central Fund	109,506,168	13,867,459	27,171,316	7,215,898	7,628,050	111,046,259	7.0%
Fidelity Consumer Staples Central Fund	81,838,175	12,357,236	18,006,989	3,120,289	(1,145,921)	78,162,790	6.6%
Fidelity Emerging Markets Debt Central Fund	31,247	2,258	--	--	360	33,865	0.0%
Fidelity Emerging Markets Equity Central Fund	55,428,042	33,194,275	17,760,766	864,501	15,242,993	86,969,045	11.4%
Fidelity Energy Central Fund	65,847,954	9,170,194	9,336,012	(221,565)	(4,499,768)	60,960,803	6.5%
Fidelity Financials Central Fund	180,987,331	26,861,801	34,916,096	3,903,977	40,735,375	217,572,388	7.2%
Fidelity Floating Rate Central Fund	14,996,108	25,387,250	1,436,334	(1,421)	94,764	39,040,367	2.4%
Fidelity Health Care Central Fund	130,009,719	23,804,339	18,259,973	3,600,318	16,618,755	155,773,158	6.7%
Fidelity High Income Central Fund 1	39,327,648	4,270,380	28,314,387	631,126	32,360	15,947,127	3.2%
Fidelity Industrials Central Fund	97,786,521	16,244,991	19,861,914	3,959,522	13,972,216	112,101,336	7.0%
Fidelity Inflation-Protected Bond Index Central Fund	63,204,048	14,567,547	18,704,976	156,921	(747,531)	58,476,009	6.0%
Fidelity Information Technology Central Fund	215,684,381	29,566,676	51,884,818	15,292,964	65,125,592	273,784,795	6.8%
Fidelity International Equity Central Fund	262,987,486	87,902,629	29,670,956	497,975	51,887,427	373,604,561	12.1%
Fidelity Investment Grade Bond Central Fund	124,485,676	56,077,307	25,812,735	(109,816)	(1,124,720)	153,515,712	2.1%
Fidelity Materials Central Fund	30,031,628	4,935,686	5,236,802	656,988	5,946,044	36,333,544	7.7%
Fidelity Real Estate Equity Central Fund	14,381,304	1,693,182	6,519,106	429,268	(576,132)	9,408,516	7.4%
Fidelity Telecom Services Central Fund	23,394,293	4,848,154	3,445,466	114,109	829,164	25,740,254	6.8%
Fidelity Utilities Central Fund	31,672,540	5,221,858	5,355,920	696,644	3,486,679	35,721,801	7.1%
Total	$1,562,765,304	$395,626,557	$328,257,956	$40,443,350	$213,775,414	$1,884,352,669

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	70.4%
Japan	4.4%
United Kingdom	3.1%
Cayman Islands	2.8%
France	1.9%
Germany	1.8%
Canada	1.5%
Ireland	1.5%
Switzerland	1.3%
Netherlands	1.1%
Others (Individually Less Than 1%)	10.2%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 85%

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $112,625,085)	$125,575,260
Fidelity Central Funds (cost $1,272,878,640)	1,907,630,551
Total Investment in Securities (cost $1,385,503,725)		$2,033,205,811
Cash		32,969
Receivable for investments sold		858,493
Receivable for fund shares sold		1,234,832
Distributions receivable from Fidelity Central Funds		23,424
Prepaid expenses		4,767
Other receivables		2,676
Total assets		2,035,362,972
Liabilities
Payable for investments purchased	$178,446
Payable for fund shares redeemed	1,126,873
Accrued management fee	913,251
Transfer agent fee payable	236,424
Distribution and service plan fees payable	65,845
Other affiliated payables	50,933
Other payables and accrued expenses	38,050
Total liabilities		2,609,822
Net Assets		$2,032,753,150
Net Assets consist of:
Paid in capital		$1,552,608,177
Undistributed net investment income		12,993,441
Accumulated undistributed net realized gain (loss) on investments		(180,550,554)
Net unrealized appreciation (depreciation) on investments		647,702,086
Net Assets		$2,032,753,150
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($92,867,710 ÷ 4,882,236 shares)		$19.02
Maximum offering price per share (100/94.25 of $19.02)		$20.18
Class M:
Net Asset Value and redemption price per share ($24,206,868 ÷ 1,280,440 shares)		$18.91
Maximum offering price per share (100/96.50 of $18.91)		$19.60
Class C:
Net Asset Value and offering price per share ($44,312,789 ÷ 2,375,665 shares)(a)		$18.65
Asset Manager 85%:
Net Asset Value, offering price and redemption price per share ($1,832,601,068 ÷ 95,438,608 shares)		$19.20
Class I:
Net Asset Value, offering price and redemption price per share ($38,764,715 ÷ 2,024,566 shares)		$19.15

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2017
Investment Income
Dividends		$2,240,922
Interest		271
Income from Fidelity Central Funds		29,914,787
Total income		32,155,980
Expenses
Management fee	$9,878,788
Transfer agent fees	2,664,913
Distribution and service plan fees	726,286
Accounting and security lending fees	556,615
Custodian fees and expenses	5,599
Independent trustees' fees and expenses	6,882
Registration fees	121,280
Audit	41,281
Legal	6,626
Miscellaneous	14,056
Total expenses before reductions	14,022,326
Expense reductions	(44,130)	13,978,196
Net investment income (loss)		18,177,784
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,163,879
Fidelity Central Funds	40,439,469
Capital gain distributions from Fidelity Central Funds	4,160,845
Total net realized gain (loss)		47,764,193
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	10,733,731
Fidelity Central Funds	213,769,168
Total change in net unrealized appreciation (depreciation)		224,502,899
Net gain (loss)		272,267,092
Net increase (decrease) in net assets resulting from operations		$290,444,876

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2017	Year ended September 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$18,177,784	$18,336,025
Net realized gain (loss)	47,764,193	197,225
Change in net unrealized appreciation (depreciation)	224,502,899	158,354,674
Net increase (decrease) in net assets resulting from operations	290,444,876	176,887,924
Distributions to shareholders from net investment income	(16,457,489)	(20,421,168)
Distributions to shareholders from net realized gain	(4,681,267)	(51,494,211)
Total distributions	(21,138,756)	(71,915,379)
Share transactions - net increase (decrease)	132,023,041	16,624,821
Total increase (decrease) in net assets	401,329,161	121,597,366
Net Assets
Beginning of period	1,631,423,989	1,509,826,623
End of period	$2,032,753,150	$1,631,423,989
Other Information
Undistributed net investment income end of period	$12,993,441	$12,100,936

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Asset Manager 85% Class A

Years ended September 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$16.45	$15.42	$17.64	$16.38	$14.03
Income from Investment Operations
Net investment income (loss)A	.13	.14	.14	.16	.14
Net realized and unrealized gain (loss)	2.61	1.59	(.77)	1.64	2.38
Total from investment operations	2.74	1.73	(.63)	1.80	2.52
Distributions from net investment income	(.13)	(.17)	(.17)	(.11)	(.14)
Distributions from net realized gain	(.05)	(.53)	(1.43)	(.42)	(.02)
Total distributions	(.17)B	(.70)	(1.59)C	(.54)D	(.17)E
Net asset value, end of period	$19.02	$16.45	$15.42	$17.64	$16.38
Total ReturnF,G	16.83%	11.62%	(3.86)%	11.24%	18.14%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.04%	1.05%	1.05%	1.04%	1.05%
Expenses net of fee waivers, if any	1.04%	1.05%	1.05%	1.04%	1.05%
Expenses net of all reductions	1.03%	1.05%	1.04%	1.04%	1.03%
Net investment income (loss)	.74%	.90%	.85%	.92%	.91%
Supplemental Data
Net assets, end of period (000 omitted)	$92,868	$78,147	$66,006	$66,659	$82,805
Portfolio turnover rateJ	23%	22%	29%	14%	22%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.17 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.047 per share.

 C Total distributions of $1.59 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $1.427 per share.

 D Total distributions of $.54 per share is comprised of distributions from net investment income of $.114 and distributions from net realized gain of $.423 per share.

 E Total distributions of $.17 per share is comprised of distributions from net investment income of $.142 and distributions from net realized gain of $.024 per share.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 85% Class M

Years ended September 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$16.34	$15.32	$17.56	$16.32	$13.97
Income from Investment Operations
Net investment income (loss)A	.08	.10	.10	.11	.09
Net realized and unrealized gain (loss)	2.61	1.58	(.78)	1.63	2.38
Total from investment operations	2.69	1.68	(.68)	1.74	2.47
Distributions from net investment income	(.07)	(.13)	(.13)	(.08)	(.10)
Distributions from net realized gain	(.05)	(.53)	(1.43)	(.42)	(.02)
Total distributions	(.12)	(.66)	(1.56)	(.50)	(.12)
Net asset value, end of period	$18.91	$16.34	$15.32	$17.56	$16.32
Total ReturnB,C	16.54%	11.31%	(4.21)%	10.92%	17.85%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.31%	1.32%	1.33%	1.33%	1.35%
Expenses net of fee waivers, if any	1.31%	1.32%	1.33%	1.33%	1.35%
Expenses net of all reductions	1.31%	1.32%	1.32%	1.33%	1.33%
Net investment income (loss)	.46%	.63%	.57%	.63%	.61%
Supplemental Data
Net assets, end of period (000 omitted)	$24,207	$19,582	$18,991	$17,690	$13,606
Portfolio turnover rateF	23%	22%	29%	14%	22%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 85% Class C

Years ended September 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$16.14	$15.14	$17.37	$16.16	$13.85
Income from Investment Operations
Net investment income (loss)A	–B	.02	.02	.03	.02
Net realized and unrealized gain (loss)	2.56	1.57	(.76)	1.61	2.35
Total from investment operations	2.56	1.59	(.74)	1.64	2.37
Distributions from net investment income	(.01)	(.06)	(.06)	(.01)	(.04)
Distributions from net realized gain	(.05)	(.53)	(1.43)	(.42)	(.02)
Total distributions	(.05)C	(.59)	(1.49)	(.43)	(.06)
Net asset value, end of period	$18.65	$16.14	$15.14	$17.37	$16.16
Total ReturnD,E	15.94%	10.80%	(4.62)%	10.37%	17.22%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.79%	1.80%	1.81%	1.81%	1.84%
Expenses net of fee waivers, if any	1.79%	1.80%	1.81%	1.81%	1.83%
Expenses net of all reductions	1.78%	1.80%	1.80%	1.81%	1.81%
Net investment income (loss)	(.01)%	.15%	.10%	.15%	.13%
Supplemental Data
Net assets, end of period (000 omitted)	$44,313	$38,916	$34,590	$30,717	$21,781
Portfolio turnover rateH	23%	22%	29%	14%	22%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.05 per share is comprised of distributions from net investment income of $.007 and distributions from net realized gain of $.047 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 85%

Years ended September 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$16.60	$15.56	$17.79	$16.52	$14.14
Income from Investment Operations
Net investment income (loss)A	.19	.19	.20	.21	.18
Net realized and unrealized gain (loss)	2.63	1.60	(.78)	1.65	2.40
Total from investment operations	2.82	1.79	(.58)	1.86	2.58
Distributions from net investment income	(.17)	(.22)	(.23)	(.17)	(.18)
Distributions from net realized gain	(.05)	(.53)	(1.43)	(.42)	(.02)
Total distributions	(.22)	(.75)	(1.65)B	(.59)	(.20)
Net asset value, end of period	$19.20	$16.60	$15.56	$17.79	$16.52
Total ReturnC	17.20%	11.92%	(3.54)%	11.54%	18.52%
Ratios to Average Net AssetsD,E
Expenses before reductions	.73%	.74%	.75%	.74%	.77%
Expenses net of fee waivers, if any	.73%	.74%	.75%	.74%	.77%
Expenses net of all reductions	.73%	.74%	.74%	.74%	.75%
Net investment income (loss)	1.05%	1.21%	1.16%	1.21%	1.19%
Supplemental Data
Net assets, end of period (000 omitted)	$1,832,601	$1,454,033	$1,350,006	$1,433,196	$1,100,838
Portfolio turnover rateF	23%	22%	29%	14%	22%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.65 per share is comprised of distributions from net investment income of $.225 and distributions from net realized gain of $1.427 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 85% Class I

Years ended September 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$16.55	$15.51	$17.74	$16.48	$14.11
Income from Investment Operations
Net investment income (loss)A	.18	.19	.19	.21	.18
Net realized and unrealized gain (loss)	2.63	1.60	(.76)	1.64	2.39
Total from investment operations	2.81	1.79	(.57)	1.85	2.57
Distributions from net investment income	(.16)	(.21)	(.23)	(.16)	(.17)
Distributions from net realized gain	(.05)	(.53)	(1.43)	(.42)	(.02)
Total distributions	(.21)	(.75)B	(1.66)	(.59)C	(.20)D
Net asset value, end of period	$19.15	$16.55	$15.51	$17.74	$16.48
Total ReturnE	17.16%	11.93%	(3.52)%	11.49%	18.45%
Ratios to Average Net AssetsF,G
Expenses before reductions	.76%	.75%	.76%	.76%	.79%
Expenses net of fee waivers, if any	.76%	.75%	.76%	.76%	.79%
Expenses net of all reductions	.75%	.75%	.75%	.76%	.77%
Net investment income (loss)	1.02%	1.20%	1.15%	1.19%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$38,765	$40,747	$38,697	$41,775	$13,088
Portfolio turnover rateH	23%	22%	29%	14%	22%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.75 per share is comprised of distributions from net investment income of $.214 and distributions from net realized gain of $.533 per share.

 C Total distributions of $.59 per share is comprised of distributions from net investment income of $.162 and distributions from net realized gain of $.423 per share.

 D Total distributions of $.20 per share is comprised of distributions from net investment income of $.174 and distributions from net realized gain of $.024 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended September 30, 2017

1. Organization.

Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70% and Fidelity Asset Manager 85% (the Funds) are funds of Fidelity Charles Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Class A, Class M (formerly Class T), Class C, Asset Manager and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, each Fund's outstanding Class B shares were converted to Class A shares. Each Fund's prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period October 1, 2015 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of each Fund. These strategies are consistent with the investment objectives of each Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of each Fund. The following summarizes the Funds' investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands Futures	.04%
Fidelity Equity Central Funds	FMR Co., Inc. (FMRC)	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Foreign Securities Restricted Securities	Less than .005% to .01%
Fidelity Emerging Markets Debt Central Fund	FMRC	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Loans & Direct Debt Instruments Restricted Securities	.01%
Fidelity Emerging Markets Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Delayed Delivery & When Issued Securities Foreign Securities Futures	.07%
Fidelity International Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Foreign Securities Futures	.01%
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Restricted Securities	.06%
Fidelity High Income Central Fund 1	FMRC	Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Inflation-Protected Bond Index Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks to provide investment results that correspond to the performance of the inflation-protected United States Treasury market, and may invest in derivatives.		Less than .005%
Fidelity Investment Grade Bond Central Fund	FIMM	Seeks a high level of income by normally investing in investment–grade debt securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swaps	Less than .005%
Fidelity International Credit Central Fund	FMRC	Seeks a high level of current income by normally investing in debt securities of foreign issuers, including debt securities of issuers located in emerging markets. Foreign currency exposure is hedged utilizing foreign currency contracts.	Foreign Securities Futures Options Restricted Securities Swaps	.01%
Fidelity Money Market Central Funds	FIMM	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for each Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through each fund's investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE) normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses of the Fidelity Central Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's NAV.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Fidelity Asset Manager 50% and Fidelity Asset Manager 70%, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of September 30, 2017, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Asset Manager 20%	$4,765,906,455	$258,031,047	$(1,706,112)	$256,324,935
Fidelity Asset Manager 30%	1,128,272,730	88,711,239	(759,092)	87,952,147
Fidelity Asset Manager 40%	1,297,058,225	139,465,310	(586,029)	138,879,281
Fidelity Asset Manager 50%	7,343,854,599	1,181,550,680	(3,250,792)	1,178,299,888
Fidelity Asset Manager 60%	1,665,993,651	299,829,731	(636,490)	299,193,241
Fidelity Asset Manager 70%	4,063,054,101	951,948,044	(1,977,262)	949,970,782
Fidelity Asset Manager 85%	1,585,542,940	448,218,732	(555,861)	447,662,871

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Asset Manager 20%	$23,409,090	$64,148,287	$256,324,935
Fidelity Asset Manager 30%	2,280,233	13,545,004	87,339,064
Fidelity Asset Manager 40%	5,647,941	12,138,521	138,879,281
Fidelity Asset Manager 50%	62,361,506	142,922,148	1,178,299,888
Fidelity Asset Manager 60%	15,728,572	14,805,163	299,193,241
Fidelity Asset Manager 70%	38,330,896	77,224,683	949,970,782
Fidelity Asset Manager 85%	12,993,442	19,488,661	447,662,871

The tax character of distributions paid was as follows:

September 30, 2017
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Asset Manager 20%	$81,584,600	$15,536,605	$97,121,205
Fidelity Asset Manager 30%	17,851,275	–	17,851,275
Fidelity Asset Manager 40%	20,147,775	–	20,147,775
Fidelity Asset Manager 50%	122,491,219	24,607,726	147,098,945
Fidelity Asset Manager 60%	24,626,968	–	24,626,968
Fidelity Asset Manager 70%	62,877,181	–	62,877,181
Fidelity Asset Manager 85%	21,138,756	–	21,138,756

September 30, 2016
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Asset Manager 20%	$101,117,737	$84,198,284	$185,316,021
Fidelity Asset Manager 30%	18,418,824	13,070,896	31,489,720
Fidelity Asset Manager 40%	20,540,236	11,763,374	32,303,610
Fidelity Asset Manager 50%	154,552,812	271,119,028	425,671,840
Fidelity Asset Manager 60%	26,284,291	30,188,215	56,472,506
Fidelity Asset Manager 70%	72,666,561	146,820,598	219,487,159
Fidelity Asset Manager 85%	21,675,985	50,239,394	71,915,379

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Fidelity Asset Manager 30% used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

During the period Fidelity Asset Manager 30% recognized net realized gain (loss) of $99,908 and a change in net unrealized appreciation (depreciation) of $(181,084) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities including the Equity and Fixed-Income Central Funds, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Asset Manager 20%	783,599,308	886,726,399
Fidelity Asset Manager 30%	314,364,646	214,494,182
Fidelity Asset Manager 40%	369,609,969	222,782,851
Fidelity Asset Manager 50%	1,529,329,214	1,476,952,691
Fidelity Asset Manager 60%	521,226,104	302,168,328
Fidelity Asset Manager 70%	973,523,773	813,960,041
Fidelity Asset Manager 85%	557,314,560	421,994,747

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annual management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Asset Manager 20%	.30%	.11%	.41%
Fidelity Asset Manager 30%	.30%	.11%	.41%
Fidelity Asset Manager 40%	.30%	.11%	.41%
Fidelity Asset Manager 50%	.25%	.25%	.50%
Fidelity Asset Manager 60%	.30%	.25%	.55%
Fidelity Asset Manager 70%	.30%	.25%	.55%
Fidelity Asset Manager 85%	.30%	.25%	.55%

The investment adviser pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Fidelity Asset Manager 20%
Class A	-%	.25%	$98,132	$6,606
Class M	.25%	.25%	118,614	892
Class C	.75%	.25%	284,265	41,268
			$501,011	$48,766
Fidelity Asset Manager 30%
Class A	-%	.25%	$54,190	$11,613
Class M	.25%	.25%	61,954	841
Class C	.75%	.25%	210,365	27,269
			$326,509	$39,723
Fidelity Asset Manager 40%
Class A	-%	.25%	$91,198	$3,437
Class M	.25%	.25%	55,534	2,385
Class C	.75%	.25%	224,992	36,091
			$371,724	$41,913
Fidelity Asset Manager 50%
Class A	-%	.25%	$186,816	$4,508
Class M	.25%	.25%	168,614	2,479
Class C	.75%	.25%	415,087	39,154
			$770,517	$46,141
Fidelity Asset Manager 60%
Class A	-%	.25%	$142,201	$2,131
Class M	.25%	.25%	93,046	3,015
Class C	.75%	.25%	348,855	50,201
			$584,102	$55,347
Fidelity Asset Manager 70%
Class A	-%	.25%	$358,868	$3,793
Class M	.25%	.25%	247,688	4,839
Class C	.75%	.25%	574,836	59,221
			$1,181,392	$67,853
Fidelity Asset Manager 85%
Class A	-%	.25%	$209,487	$6,958
Class M	.25%	.25%	106,114	4,348
Class C	.75%	.25%	410,685	64,392
			$726,286	$75,698

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Asset Manager 20%
Class A	$14,007
Class M	5,189
Class C(a)	6,129
$25,325
Fidelity Asset Manager 30%
Class A	$30,527
Class M	4,894
Class C(a)	3,417
$38,838
Fidelity Asset Manager 40%
Class A	$13,222
Class M	5,513
Class C(a)	4,440
$23,175
Fidelity Asset Manager 50%
Class A	$27,779
Class M	9,207
Class C(a)	3,815
$40,801
Fidelity Asset Manager 60%
Class A	$21,924
Class M	9,908
Class C(a)	4,402
$36,234
Fidelity Asset Manager 70%
Class A	$42,840
Class M	13,498
Class C(a)	7,045
$63,383
Fidelity Asset Manager 85%
Class A	$45,671
Class M	5,085
Class C(a)	4,748
$55,504

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of each Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Fidelity Asset Manager 20%
Class A	$57,682.15
Class M	37,635.16
Class C	44,170.16
Asset Manager 20%	3,876,208.08
Class I	52,341.12
	$4,068,036
Fidelity Asset Manager 30%
Class A	$29,840.14
Class M	17,947.14
Class C	31,713.15
Asset Manager 30%	741,421.07
Class I	27,090.16
	$848,011
Fidelity Asset Manager 40%
Class A	$48,630.13
Class M	17,360.16
Class C	33,440.15
Asset Manager 40%	939,214.08
Class I	17,378.10
	$1,056,022
Fidelity Asset Manager 50%
Class A	$140,768.19
Class M	63,879.19
Class C	82,267.20
Asset Manager 50%	9,957,712.13
Class I	63,892.17
	$10,308,518
Fidelity Asset Manager 60%
Class A	$102,195.18
Class M	33,541.18
Class C	63,552.18
Asset Manager 60%	1,813,867.11
Class I	35,630.15
	$2,048,785
Fidelity Asset Manager 70%
Class A	$265,473.18
Class M	93,401.19
Class C	109,241.19
Asset Manager 70%	5,415,349.13
Class I	105,360.16
	$5,988,824
Fidelity Asset Manager 85%
Class A	$168,249.20
Class M	48,202.23
Class C	81,944.20
Asset Manager 85%	2,315,008.14
Class I	51,510.17
	$2,664,913

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Asset Manager 20%	$424
Fidelity Asset Manager 30%	186
Fidelity Asset Manager 40%	275
Fidelity Asset Manager 50%	1,657
Fidelity Asset Manager 60%	527
Fidelity Asset Manager 70%	1,401
Fidelity Asset Manager 85%	492

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Asset Manager 20%	$16,029
Fidelity Asset Manager 30%	3,378
Fidelity Asset Manager 40%	4,000
Fidelity Asset Manager 50%	25,671
Fidelity Asset Manager 60%	5,416
Fidelity Asset Manager 70%	14,522
Fidelity Asset Manager 85%	5,611

During the period, the Funds did not borrow on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Funds. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. Security lending activity was as follows:

	Total Security Lending Income	Security Lending Income From Securities Loaned to FCM
Fidelity Asset Manager 20%	$25,971	$–
Fidelity Asset Manager 30%	$952	$–
Fidelity Asset Manager 40%	$5,539	$–
Fidelity Asset Manager 50%	$47,193	$–
Fidelity Asset Manager 60%	$2,993	$–
Fidelity Asset Manager 70%	$26,595	$–
Fidelity Asset Manager 85%	$21,888	$731

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of Certain Funds and certain Central Funds include an amount in addition to trade execution, which may be rebated back to the Funds to offset certain expenses In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction
Fidelity Asset Manager 20%	$59,425	$268
Fidelity Asset Manager 30%	12,994	128
Fidelity Asset Manager 40%	19,290	182
Fidelity Asset Manager 50%	124,892	20
Fidelity Asset Manager 60%	29,561	252
Fidelity Asset Manager 70%	77,669	64
Fidelity Asset Manager 85%	29,212	85

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses as follows:

Fund-Level Amount
Fidelity Asset Manager 20%	$29,052
Fidelity Asset Manager 30%	6,072
Fidelity Asset Manager 40%	7,122
Fidelity Asset Manager 50%	68,934
Fidelity Asset Manager 60%	14,403
Fidelity Asset Manager 70%	38,609
Fidelity Asset Manager 85%	14,833

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended September 30, 2017	Year ended September 30, 2016
Fidelity Asset Manager 20%
From net investment income
Class A	$465,326	$586,057
Class M	218,268	258,468
Class B	–	7,665
Class C	125,140	222,595
Asset Manager 20%	71,663,660	85,388,721
Class I	604,065	377,130
Total	$73,076,459	$86,840,636
From net realized gain
Class A	$201,955	$768,558
Class M	122,470	397,712
Class B	–	28,963
Class C	143,376	580,212
Asset Manager 20%	23,396,559	96,332,955
Class I	180,386	366,985
Total	$24,044,746	$98,475,385
Fidelity Asset Manager 30%
From net investment income
Class A	$249,688	$374,214
Class M	114,184	156,500
Class B	–	3,431
Class C	98,796	186,439
Asset Manager 30%	15,027,037	16,652,556
Class I	232,014	174,292
Total	$15,721,719	$17,547,432
From net realized gain
Class A	$44,144	$367,407
Class M	25,407	174,844
Class B	–	8,338
Class C	44,596	315,141
Asset Manager 30%	1,985,082	12,937,540
Class I	30,327	139,018
Total	$2,129,556	$13,942,288
Fidelity Asset Manager 40%
From net investment income
Class A	$423,343	$566,653
Class M	97,630	129,110
Class B	–	2,953
Class C	92,822	167,869
Asset Manager 40%	17,100,221	18,366,959
Class I	233,358	326,411
Total	$17,947,374	$19,559,955
From net realized gain
Class A	$68,489	$422,782
Class M	18,911	119,403
Class B	–	6,236
Class C	39,642	255,795
Asset Manager 40%	2,046,819	11,702,088
Class I	26,540	237,351
Total	$2,200,401	$12,743,655
Fidelity Asset Manager 50%
From net investment income
Class A	$800,388	$1,078,569
Class M	270,254	389,022
Class B	–	12,031
Class C	152,743	314,334
Asset Manager 50%	105,721,259	135,309,959
Class I	508,521	620,822
Total	$107,453,165	$137,724,737
From net realized gain
Class A	$392,639	$2,670,933
Class M	168,876	1,173,976
Class B	–	90,179
Class C	215,018	1,563,215
Asset Manager 50%	38,686,111	281,226,959
Class I	183,136	1,221,841
Total	$39,645,780	$287,947,103
Fidelity Asset Manager 60%
From net investment income
Class A	$574,614	$778,039
Class M	136,576	200,853
Class B	–	4,743
Class C	118,898	221,700
Asset Manager 60%	20,317,579	22,576,101
Class I	302,927	271,551
Total	$21,450,594	$24,052,987
From net realized gain
Class A	$109,926	$1,256,050
Class M	33,760	390,635
Class B	–	26,625
Class C	67,071	720,526
Asset Manager 60%	2,921,482	29,661,155
Class I	44,135	364,528
Total	$3,176,374	$32,419,519
Fidelity Asset Manager 70%
From net investment income
Class A	$1,422,489	$1,770,999
Class M	361,006	473,868
Class C	148,268	294,415
Asset Manager 70%	51,630,613	61,801,113
Class I	864,888	666,291
Total	$54,427,264	$65,006,686
From net realized gain
Class A	$281,609	$5,163,635
Class M	93,861	1,764,247
Class B	–	79,783
Class C	111,201	2,075,200
Asset Manager 70%	7,834,993	143,806,402
Class I	128,253	1,591,206
Total	$8,449,917	$154,480,473
Fidelity Asset Manager 85%
From net investment income
Class A	$599,758	$762,308
Class M	79,695	166,023
Class C	16,877	134,918
Asset Manager 85%	15,515,608	18,879,814
Class I	245,551	478,105
Total	$16,457,489	$20,421,168
From net realized gain
Class A	$225,509	$2,376,081
Class M	55,083	691,330
Class B	–	46,652
Class C	113,321	1,239,853
Asset Manager 85%	4,215,223	45,949,502
Class I	72,131	1,190,793
Total	$4,681,267	$51,494,211

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended September 30, 2017	Year ended September 30, 2016	Year ended September 30, 2017	Year ended September 30, 2016
Fidelity Asset Manager 20%
Class A
Shares sold	929,632	1,061,724	$12,344,270	$13,730,782
Reinvestment of distributions	49,500	101,740	650,956	1,297,846
Shares redeemed	(1,231,578)	(980,175)	(16,255,705)	(12,695,149)
Net increase (decrease)	(252,446)	183,289	$(3,260,479)	$2,333,479
Class M
Shares sold	226,350	769,032	$2,993,573	$9,944,778
Reinvestment of distributions	23,005	46,050	301,848	585,951
Shares redeemed	(483,398)	(404,707)	(6,392,472)	(5,207,424)
Net increase (decrease)	(234,043)	410,375	$(3,097,051)	$5,323,305
Class B
Shares sold	–	3,420	$–	$44,326
Reinvestment of distributions	–	2,794	–	35,365
Shares redeemed	–	(122,552)	–	(1,576,306)
Net increase (decrease)	–	(116,338)	$–	$(1,496,615)
Class C
Shares sold	435,126	522,480	$5,728,582	$6,696,646
Reinvestment of distributions	19,453	58,840	253,251	744,539
Shares redeemed	(588,259)	(571,568)	(7,735,444)	(7,366,178)
Net increase (decrease)	(133,680)	9,752	$(1,753,611)	$75,007
Asset Manager 20%
Shares sold	55,544,412	53,904,713	$736,787,752	$698,704,684
Reinvestment of distributions	6,977,747	13,769,905	92,013,033	176,023,505
Shares redeemed	(65,049,932)	(67,514,502)	(862,709,991)	(872,979,053)
Net increase (decrease)	(2,527,773)	160,116	$(33,909,206)	$1,749,136
Class I
Shares sold	2,731,056	1,237,625	$36,210,143	$16,000,768
Reinvestment of distributions	49,714	51,472	656,105	658,423
Shares redeemed	(1,135,799)	(494,699)	(15,103,846)	(6,395,711)
Net increase (decrease)	1,644,971	794,398	$21,762,402	$10,263,480
Fidelity Asset Manager 30%
Class A
Shares sold	397,021	758,314	$4,297,032	$7,842,738
Reinvestment of distributions	27,356	72,251	292,122	734,724
Shares redeemed	(650,225)	(684,982)	(6,921,443)	(7,018,711)
Net increase (decrease)	(225,848)	145,583	$(2,332,289)	$1,558,751
Class M
Shares sold	401,154	227,180	$4,319,195	$2,318,193
Reinvestment of distributions	13,088	32,605	139,462	331,069
Shares redeemed	(355,937)	(234,324)	(3,827,147)	(2,407,141)
Net increase (decrease)	58,305	25,461	$631,510	$242,121
Class B
Shares sold	–	752	$–	$7,417
Reinvestment of distributions	–	1,068	–	10,788
Shares redeemed	–	(55,507)	–	(570,956)
Net increase (decrease)	–	(53,687)	$–	$(552,751)
Class C
Shares sold	352,268	646,522	$3,759,300	$6,544,515
Reinvestment of distributions	13,415	48,769	141,610	492,300
Shares redeemed	(508,448)	(587,350)	(5,424,359)	(6,019,841)
Net increase (decrease)	(142,765)	107,941	$(1,523,449)	$1,016,974
Asset Manager 30%
Shares sold	34,021,799	23,662,071	$366,499,941	$243,254,618
Reinvestment of distributions	1,555,960	2,847,635	16,641,732	28,983,547
Shares redeemed	(21,263,550)	(18,732,344)	(228,091,063)	(192,459,532)
Net increase (decrease)	14,314,209	7,777,362	$155,050,610	$79,778,633
Class I
Shares sold	1,054,544	656,402	$11,284,732	$6,817,634
Reinvestment of distributions	21,717	30,069	232,556	306,241
Shares redeemed	(313,644)	(462,690)	(3,361,648)	(4,774,293)
Net increase (decrease)	762,617	223,781	$8,155,640	$2,349,582
Fidelity Asset Manager 40%
Class A
Shares sold	877,906	1,316,443	$9,730,115	$13,858,038
Reinvestment of distributions	44,241	93,270	485,863	973,060
Shares redeemed	(1,477,333)	(733,359)	(16,287,544)	(7,743,497)
Net increase (decrease)	(555,186)	676,354	$(6,071,566)	$7,087,601
Class M
Shares sold	222,984	390,009	$2,487,189	$4,020,982
Reinvestment of distributions	9,795	20,717	107,749	215,683
Shares redeemed	(173,250)	(366,782)	(1,953,193)	(3,842,286)
Net increase (decrease)	59,529	43,944	$641,745	$394,379
Class B
Reinvestment of distributions	–	884	–	9,189
Shares redeemed	–	(59,490)	–	(630,460)
Net increase (decrease)	–	(58,606)	$–	$(621,271)
Class C
Shares sold	473,934	558,469	$5,253,055	$5,876,704
Reinvestment of distributions	11,592	38,879	126,609	402,887
Shares redeemed	(498,583)	(460,845)	(5,535,845)	(4,802,443)
Net increase (decrease)	(13,057)	136,503	$(156,181)	$1,477,148
Asset Manager 40%
Shares sold	36,535,552	27,901,656	$406,930,421	$294,523,460
Reinvestment of distributions	1,704,627	2,831,070	18,767,872	29,535,248
Shares redeemed	(22,052,939)	(20,058,435)	(245,424,174)	(210,941,630)
Net increase (decrease)	16,187,240	10,674,291	$180,274,119	$113,117,078
Class I
Shares sold	1,078,872	949,776	$12,118,958	$9,774,597
Reinvestment of distributions	21,026	30,925	231,854	322,941
Shares redeemed	(801,679)	(1,492,768)	(8,905,276)	(15,422,345)
Net increase (decrease)	298,219	(512,067)	$3,445,536	$(5,324,807)
Fidelity Asset Manager 50%
Class A
Shares sold	696,145	1,285,350	$12,078,631	$20,974,734
Reinvestment of distributions	67,977	228,274	1,152,010	3,648,471
Shares redeemed	(1,224,844)	(1,243,808)	(21,134,081)	(20,035,152)
Net increase (decrease)	(460,722)	269,816	$(7,903,440)	$4,588,053
Class M
Shares sold	423,161	415,139	$7,392,749	$6,788,826
Reinvestment of distributions	25,807	97,186	436,835	1,551,607
Shares redeemed	(386,620)	(455,938)	(6,736,087)	(7,437,228)
Net increase (decrease)	62,348	56,387	$1,093,497	$903,205
Class B
Shares sold	–	12,960	$–	$208,531
Reinvestment of distributions	–	5,178	–	82,342
Shares redeemed	–	(166,468)	–	(2,689,336)
Net increase (decrease)	–	(148,330)	$–	$(2,398,463)
Class C
Shares sold	340,870	526,140	$5,887,786	$8,431,685
Reinvestment of distributions	20,203	108,770	338,683	1,724,314
Shares redeemed	(595,504)	(688,225)	(10,229,085)	(11,162,645)
Net increase (decrease)	(234,431)	(53,315)	$(4,002,616)	$(1,006,646)
Asset Manager 50%
Shares sold	56,236,907	41,011,505	$981,018,081	$670,923,177
Reinvestment of distributions	8,212,171	25,198,579	139,975,913	404,423,850
Shares redeemed	(56,721,036)	(78,601,130)	(985,831,385)	(1,282,252,050)
Net increase (decrease)	7,728,042	(12,391,046)	$135,162,609	$(206,905,023)
Class I
Shares sold	854,961	912,142	$14,920,560	$14,796,900
Reinvestment of distributions	39,923	112,601	679,207	1,804,785
Shares redeemed	(917,108)	(727,915)	(15,802,385)	(11,897,452)
Net increase (decrease)	(22,224)	296,828	$(202,618)	$4,704,233
Fidelity Asset Manager 60%
Class A
Shares sold	931,362	1,119,098	$10,883,929	$11,965,702
Reinvestment of distributions	61,079	192,249	677,363	2,007,080
Shares redeemed	(1,489,441)	(1,138,854)	(17,195,209)	(12,159,554)
Net increase (decrease)	(497,000)	172,493	$(5,633,917)	$1,813,228
Class M
Shares sold	394,411	230,470	$4,575,221	$2,481,092
Reinvestment of distributions	15,294	55,076	169,000	572,790
Shares redeemed	(220,006)	(321,919)	(2,555,023)	(3,454,754)
Net increase (decrease)	189,699	(36,373)	$2,189,198	$(400,872)
Class B
Reinvestment of distributions	–	2,647	$–	$27,789
Shares redeemed	–	(118,704)	–	(1,267,174)
Net increase (decrease)	–	(116,057)	$–	$(1,239,385)
Class C
Shares sold	599,190	662,228	$6,905,093	$6,939,607
Reinvestment of distributions	16,627	89,391	182,067	921,624
Shares redeemed	(631,642)	(559,512)	(7,219,433)	(5,849,062)
Net increase (decrease)	(15,825)	192,107	$(132,273)	$2,012,169
Asset Manager 60%
Shares sold	41,538,724	26,084,588	$482,471,523	$280,962,806
Reinvestment of distributions	2,066,190	4,947,085	22,976,032	51,746,504
Shares redeemed	(23,949,927)	(24,358,406)	(279,473,801)	(261,232,789)
Net increase (decrease)	19,654,987	6,673,267	$225,973,754	$71,476,521
Class I
Shares sold	944,129	445,534	$10,858,113	$4,722,458
Reinvestment of distributions	30,159	57,560	335,370	602,654
Shares redeemed	(507,530)	(312,984)	(5,965,290)	(3,388,714)
Net increase (decrease)	466,758	190,110	$5,228,193	$1,936,398
Fidelity Asset Manager 70%
Class A
Shares sold	887,378	1,242,255	$18,402,274	$23,355,609
Reinvestment of distributions	83,042	360,252	1,630,123	6,607,015
Shares redeemed	(1,796,443)	(1,351,803)	(37,011,764)	(25,443,048)
Net increase (decrease)	(826,023)	250,704	$(16,979,367)	$4,519,576
Class M
Shares sold	363,861	332,456	$7,535,388	$6,282,649
Reinvestment of distributions	22,716	117,377	446,368	2,156,218
Shares redeemed	(428,292)	(495,128)	(8,810,629)	(9,231,214)
Net increase (decrease)	(41,715)	(45,295)	$(828,873)	$(792,347)
Class B
Shares sold	–	2,173	$–	$39,145
Reinvestment of distributions	–	3,944	–	73,710
Shares redeemed	–	(130,852)	–	(2,475,477)
Net increase (decrease)	–	(124,735)	$–	$(2,362,622)
Class C
Shares sold	314,728	434,716	$6,468,087	$8,170,264
Reinvestment of distributions	12,475	121,833	244,259	2,230,769
Shares redeemed	(537,179)	(500,903)	(11,090,417)	(9,377,032)
Net increase (decrease)	(209,976)	55,646	$(4,378,071)	$1,024,001
Asset Manager 70%
Shares sold	31,723,829	21,741,155	$655,201,216	$410,816,180
Reinvestment of distributions	2,973,304	11,023,418	58,395,683	202,279,723
Shares redeemed	(26,825,357)	(29,537,539)	(554,783,377)	(560,681,708)
Net increase (decrease)	7,871,776	3,227,034	$158,813,522	$52,414,195
Class I
Shares sold	1,931,604	461,077	$39,174,674	$8,611,520
Reinvestment of distributions	49,865	119,411	979,352	2,192,381
Shares redeemed	(554,336)	(701,469)	(11,472,112)	(13,166,534)
Net increase (decrease)	1,427,133	(120,981)	$28,681,914	$(2,362,633)
Fidelity Asset Manager 85%
Class A
Shares sold	977,292	1,277,982	$17,109,303	$19,986,726
Reinvestment of distributions	49,655	203,532	815,826	3,095,723
Shares redeemed	(894,317)	(1,011,362)	(15,584,471)	(15,702,710)
Net increase (decrease)	132,630	470,152	$2,340,658	$7,379,739
Class M
Shares sold	318,362	291,311	$5,496,511	$4,494,461
Reinvestment of distributions	8,195	56,275	134,067	852,009
Shares redeemed	(244,360)	(388,740)	(4,115,837)	(6,110,365)
Net increase (decrease)	82,197	(41,154)	$1,514,741	$(763,895)
Class B
Shares sold	–	2,734	$–	$40,866
Reinvestment of distributions	–	2,868	–	43,908
Shares redeemed	–	(105,601)	–	(1,635,914)
Net increase (decrease)	–	(99,999)	$–	$(1,551,140)
Class C
Shares sold	451,692	482,935	$7,751,603	$7,409,041
Reinvestment of distributions	7,948	90,560	128,834	1,359,303
Shares redeemed	(495,020)	(446,523)	(8,479,538)	(6,885,905)
Net increase (decrease)	(35,380)	126,972	$(599,101)	$1,882,439
Asset Manager 85%
Shares sold	20,893,892	12,327,620	$364,575,027	$193,726,869
Reinvestment of distributions	1,176,883	4,184,448	19,477,413	64,063,900
Shares redeemed	(14,201,443)	(15,709,607)	(249,249,768)	(247,400,124)
Net increase (decrease)	7,869,332	802,461	$134,802,672	$10,390,645
Class I
Shares sold	955,142	669,454	$17,194,185	$10,615,247
Reinvestment of distributions	18,960	107,226	312,833	1,637,339
Shares redeemed	(1,411,651)	(810,020)	(23,542,947)	(12,965,553)
Net increase (decrease)	(437,549)	(33,340)	$(6,035,929)	$(712,967)

12. Proposed Reorganization.

The Board of Trustees of Fidelity Asset Manager 60% (the Fund) approved an Agreement and Plan of Reorganization (the Agreements) between the Fund and Fidelity Global Balanced Fund and Fidelity Global Strategies Fund ("Target Funds"). The Agreements provide for the transfer of all the assets and the assumption of all the liabilities of the Target Funds in exchange for corresponding shares of the Fund equal in value to the net assets of the Fund on the day the reorganization is effective. Each reorganization provides shareholders of the Target Funds access to a larger portfolio with similar investment objectives.

A meeting of shareholders of the Target Funds is expected to be held during the first quarter of 2018 to vote on the reorganization. If approved by shareholders, the reorganization is expected to become effective in April 2018. The reorganization is expected to qualify as a tax-free transaction with no gain or loss recognized by the funds or their shareholders.

13. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, a shareholder of record owned more than 25% of the total outstanding shares of the following Fund:

Fund	% of shares held
Fidelity Asset Manager 60%	32%

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Charles Street Trust and the Shareholders of Fidelity Asset Manager® 20%, Fidelity Asset Manager® 30%, Fidelity Asset Manager® 40%, Fidelity Asset Manager® 50%, Fidelity Asset Manager® 60%, Fidelity Asset Manager® 70% and Fidelity Asset Manager® 85%:

We have audited the accompanying statements of assets and liabilities of Fidelity Asset Manager® 20%, Fidelity Asset Manager® 30%, Fidelity Asset Manager® 40%, Fidelity Asset Manager® 50%, Fidelity Asset Manager® 60%, Fidelity Asset Manager® 70% and Fidelity Asset Manager® 85% (the Funds), each a fund of the Fidelity Charles Street Trust, including the schedules of investments, as of September 30, 2017, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2017, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Asset Manager® 20%, Fidelity Asset Manager® 30%, Fidelity Asset Manager® 40%, Fidelity Asset Manager® 50%, Fidelity Asset Manager® 60%, Fidelity Asset Manager® 70% and Fidelity Asset Manager® 85% as of September 30, 2017, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
November 17, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  Each of the Trustees oversees 249 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello is an employee of Fidelity Investments (1995-present).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2017

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as Chief Investment Officer of FMR's Bond Group (2017-present) and is an employee of Fidelity Investments (2001-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Christine J. Thompson (1958)

Year of Election or Appointment: 2015

Vice President of Fidelity's Bond Funds

Ms. Thompson also serves as Vice President of other funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments (1985-present). Previously, Ms. Thompson served as Vice President of Fidelity's Bond Funds (2010-2012).

Shareholder Expense Example

The Funds invest in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Funds, available only to other mutual funds and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. In addition to the direct expenses incurred by the Funds presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Funds also indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Funds' annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table but are summarized in a footnote to the table.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2017 to September 30, 2017).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value April 1, 2017	Ending Account Value September 30, 2017	Expenses Paid During Period-B April 1, 2017 to September 30, 2017
Fidelity Asset Manager 20%
Class A	.83%
Actual		$1,000.00	$1,030.00	$4.22
Hypothetical-C		$1,000.00	$1,020.91	$4.20
Class M	1.10%
Actual		$1,000.00	$1,028.50	$5.59
Hypothetical-C		$1,000.00	$1,019.55	$5.57
Class C	1.59%
Actual		$1,000.00	$1,026.10	$8.08
Hypothetical-C		$1,000.00	$1,017.10	$8.04
Asset Manager 20%	.52%
Actual		$1,000.00	$1,031.60	$2.65
Hypothetical-C		$1,000.00	$1,022.46	$2.64
Class I	.56%
Actual		$1,000.00	$1,032.10	$2.85
Hypothetical-C		$1,000.00	$1,022.26	$2.84
Fidelity Asset Manager 30%
Class A	.85%
Actual		$1,000.00	$1,039.90	$4.35
Hypothetical-C		$1,000.00	$1,020.81	$4.31
Class M	1.10%
Actual		$1,000.00	$1,038.70	$5.62
Hypothetical-C		$1,000.00	$1,019.55	$5.57
Class C	1.61%
Actual		$1,000.00	$1,036.30	$8.22
Hypothetical-C		$1,000.00	$1,017.00	$8.14
Asset Manager 30%	.53%
Actual		$1,000.00	$1,041.70	$2.71
Hypothetical-C		$1,000.00	$1,022.41	$2.69
Class I	.62%
Actual		$1,000.00	$1,041.20	$3.17
Hypothetical-C		$1,000.00	$1,021.96	$3.14
Fidelity Asset Manager 40%
Class A	.84%
Actual		$1,000.00	$1,049.20	$4.32
Hypothetical-C		$1,000.00	$1,020.86	$4.26
Class M	1.11%
Actual		$1,000.00	$1,048.10	$5.70
Hypothetical-C		$1,000.00	$1,019.50	$5.62
Class C	1.60%
Actual		$1,000.00	$1,045.70	$8.21
Hypothetical-C		$1,000.00	$1,017.05	$8.09
Asset Manager 40%	.53%
Actual		$1,000.00	$1,050.90	$2.72
Hypothetical-C		$1,000.00	$1,022.41	$2.69
Class I	.56%
Actual		$1,000.00	$1,050.80	$2.88
Hypothetical-C		$1,000.00	$1,022.26	$2.84
Fidelity Asset Manager 50%
Class A	.95%
Actual		$1,000.00	$1,058.10	$4.90
Hypothetical-C		$1,000.00	$1,020.31	$4.81
Class M	1.20%
Actual		$1,000.00	$1,056.90	$6.19
Hypothetical-C		$1,000.00	$1,019.05	$6.07
Class C	1.71%
Actual		$1,000.00	$1,053.90	$8.80
Hypothetical-C		$1,000.00	$1,016.50	$8.64
Asset Manager 50%	.64%
Actual		$1,000.00	$1,060.10	$3.31
Hypothetical-C		$1,000.00	$1,021.86	$3.24
Class I	.68%
Actual		$1,000.00	$1,059.40	$3.51
Hypothetical-C		$1,000.00	$1,021.66	$3.45
Fidelity Asset Manager 60%
Class A	1.02%
Actual		$1,000.00	$1,067.00	$5.29
Hypothetical-C		$1,000.00	$1,019.95	$5.16
Class M	1.27%
Actual		$1,000.00	$1,065.60	$6.58
Hypothetical-C		$1,000.00	$1,018.70	$6.43
Class C	1.78%
Actual		$1,000.00	$1,062.80	$9.20
Hypothetical-C		$1,000.00	$1,016.14	$9.00
Asset Manager 60%	.71%
Actual		$1,000.00	$1,068.60	$3.68
Hypothetical-C		$1,000.00	$1,021.51	$3.60
Class I	.74%
Actual		$1,000.00	$1,068.50	$3.84
Hypothetical-C		$1,000.00	$1,021.36	$3.75
Fidelity Asset Manager 70%
Class A	1.01%
Actual		$1,000.00	$1,075.40	$5.25
Hypothetical-C		$1,000.00	$1,020.00	$5.11
Class M	1.26%
Actual		$1,000.00	$1,074.40	$6.55
Hypothetical-C		$1,000.00	$1,018.75	$6.38
Class C	1.76%
Actual		$1,000.00	$1,071.30	$9.14
Hypothetical-C		$1,000.00	$1,016.24	$8.90
Asset Manager 70%	.70%
Actual		$1,000.00	$1,077.20	$3.65
Hypothetical-C		$1,000.00	$1,021.56	$3.55
Class I	.73%
Actual		$1,000.00	$1,077.20	$3.80
Hypothetical-C		$1,000.00	$1,021.41	$3.70
Fidelity Asset Manager 85%
Class A	1.03%
Actual		$1,000.00	$1,088.10	$5.39
Hypothetical-C		$1,000.00	$1,019.90	$5.22
Class M	1.31%
Actual		$1,000.00	$1,087.40	$6.85
Hypothetical-C		$1,000.00	$1,018.50	$6.63
Class C	1.78%
Actual		$1,000.00	$1,084.30	$9.30
Hypothetical-C		$1,000.00	$1,016.14	$9.00
Asset Manager 85%	.72%
Actual		$1,000.00	$1,089.70	$3.77
Hypothetical-C		$1,000.00	$1,021.46	$3.65
Class I	.75%
Actual		$1,000.00	$1,089.90	$3.93
Hypothetical-C		$1,000.00	$1,021.31	$3.80

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying Fidelity Central Funds as of their most recent fiscal half year ranged from less than .005% to .07%.

 C 5% return per year before expenses

Distributions (Unaudited)

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended September 30, 2017, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Asset Manager 20%	$64,327,668
Fidelity Asset Manager 30%	$13,545,004
Fidelity Asset Manager 40%	$12,792,911
Fidelity Asset Manager 50%	$146,174,443
Fidelity Asset Manager 60%	$15,566,130
Fidelity Asset Manager 70%	$81,231,161
Fidelity Asset Manager 85%	$20,407,269

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax

Fidelity Asset Manager 20%	8.79%
Fidelity Asset Manager 30%	8.48%
Fidelity Asset Manager 40%	7.61%
Fidelity Asset Manager 50%	6.72%
Fidelity Asset Manager 60%	5.77%
Fidelity Asset Manager 70%	4.24%
Fidelity Asset Manager 85%	2.38%

The funds hereby designate the amounts noted below as distributions paid during the period January 1, 2017 to September 30, 2017 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders:

Fidelity Asset Manager 20%	$47,698,087
Fidelity Asset Manager 30%	$10,267,415
Fidelity Asset Manager 40%	$8,797,886
Fidelity Asset Manager 50%	$51,336,290

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends–received deduction for corporate shareholders:

	Class A	Class M	Class C	Retail	Class I
Fidelity Asset Manager 20%
December 2016	10%	11%	15%	9%	9%
February 2017	12%	17%	0%	8%	9%
March 2017	11%	15%	54%	8%	8%
April 2017	11%	14%	25%	8%	8%
May 2017	10%	14%	30%	8%	8%
June 2017	11%	17%	58%	8%	9%
July 2017	10%	12%	18%	8%	9%
August 2017	11%	15%	33%	8%	9%
September 2017	10%	13%	25%	8%	9%
Fidelity Asset Manager 30%
December 2016	13%	14%	17%	12%	12%
February 2017	22%	44%	0%	15%	17%
March 2017	20%	32%	0%	15%	16%
April 2017	18%	22%	43%	14%	16%
May 2017	20%	24%	54%	14%	15%
June 2017	18%	24%	48%	14%	14%
July 2017	17%	20%	29%	15%	15%
August 2017	18%	24%	54%	14%	15%
September 2017	19%	27%	94%	14%	16%
Fidelity Asset Manager 40%
December 2016	17%	19%	26%	14%	14%
April 2017	43%	62%	0%	29%	29%
July 2017	35%	43%	77%	29%	29%
Fidelity Asset Manager 50%
December 2016	22%	25%	35%	19%	19%
April 2017	60%	100%	0%	39%	40%
July 2017	48%	59%	100%	39%	40%
Fidelity Asset Manager 60%
December 2016	37%	46%	84%	29%	30%
Fidelity Asset Manager 70%
December 2016	47%	58%	100%	37%	36%
Fidelity Asset Manager 85%
December 2016	65%	97%	100%	51%	54%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Class A	Class M	Class C	Retail	Class I
Fidelity Asset Manager 20%
December 2016	16%	17%	22%	14%	14%
February 2017	28%	40%	0%	20%	22%
March 2017	26%	37%	100%	20%	20%
April 2017	26%	32%	59%	20%	20%
May 2017	24%	32%	71%	20%	20%
June 2017	25%	39%	100%	20%	21%
July 2017	23%	28%	44%	20%	21%
August 2017	26%	35%	78%	20%	21%
September 2017	25%	32%	59%	20%	21%
Fidelity Asset Manager 30%
December 2016	21%	22%	27%	19%	19%
February 2017	48%	95%	0%	32%	38%
March 2017	44%	70%	0%	32%	35%
April 2017	40%	47%	94%	32%	34%
May 2017	43%	53%	100%	32%	34%
June 2017	40%	53%	100%	32%	32%
July 2017	38%	44%	63%	32%	34%
August 2017	40%	53%	100%	32%	34%
September 2017	41%	59%	100%	32%	35%
Fidelity Asset Manager 40%
December 2016	26%	30%	41%	22%	23%
April 2017	90%	100%	0%	61%	61%
July 2017	75%	91%	100%	61%	62%
Fidelity Asset Manager 50%
December 2016	34%	39%	55%	30%	30%
April 2017	100%	100%	0%	81%	83%
July 2017	99%	100%	100%	81%	83%
Fidelity Asset Manager 60%
December 2016	64%	79%	100%	50%	51%
Fidelity Asset Manager 70%
December 2016	78%	97%	100%	62%	61%
Fidelity Asset Manager 85%
December 2016	100%	100%	100%	88%	93%

The funds will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Asset Manager 20%
Fidelity Asset Manager 30%
Fidelity Asset Manager 40%
Fidelity Asset Manager 50%
Fidelity Asset Manager 60%
Fidelity Asset Manager 70%
Fidelity Asset Manager 85%

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2017 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Amendment to Group Fee Rate. The Board also approved an amendment to the management contract for each fund to add an additional breakpoint to the group fee schedule, effective October 1, 2017. The Board noted that the additional breakpoint would result in lower management fee rates as Fidelity's assets under management increase above the new breakpoint.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain lower-priced share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for certain funds; (ix) introducing a new pricing structure for certain funds of funds that is expected to reduce overall expenses paid by shareholders; (x) rationalizing product lines and gaining increased efficiencies through proposals for fund mergers and share class consolidations; (xi) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xii) implementing enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against one or more securities market indices, including a customized blended index representative of the fund's asset classes (each a "benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board.

Fidelity Asset Manager 20%

Fidelity Asset Manager 30%

Fidelity Asset Manager 40%

Fidelity Asset Manager 50%

Fidelity Asset Manager 60%

Fidelity Asset Manager 70%

Fidelity Asset Manager 85%

The Board noted that each fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2016.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of each class of each fund, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for each fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class of Fidelity Asset Manager 20% ranked below the competitive median for 2016. The Board noted that the total expense ratio of each of Class A, Class C, Class I, and the retail class of each other fund ranked below the competitive median for 2016 and the total expense ratio of Class M (formerly Class T) of each other fund ranked above the competitive median for 2016.

The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class M of certain funds was above the competitive median primarily because of higher 12b-1 fees on Class M as compared to most competitor funds. Class M has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class M is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that, when compared with competitor funds that charge a 0.50% 12b-1 fee, the total expense ratio of Class M of these funds is below median. The Board noted that each fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes of each fund vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although some classes were above the median of the universe presented for comparison, the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) the terms of Fidelity's contractual and voluntary expense cap and waiver arrangements with the funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the approach to considering "fall-out" benefits; (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability; (xii) the funds' share class structures and distribution channels, including the impact of the Department of Labor's new fiduciary rule on the funds' distribution arrangements; and (xiii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

AAR-ANN-1117
1.878289.109

Fidelity Asset Manager® Funds - 20%, 30%, 40%, 50%, 60%, 70%, 85% Annual Report September 30, 2017

Contents

Performance
Management's Discussion of Fund Performance
Fidelity Asset Manager® 20%
Investment Summary
Investments
Financial Statements
Fidelity Asset Manager® 30%
Investment Summary
Investments
Financial Statements
Fidelity Asset Manager® 40%
Investment Summary
Investments
Financial Statements
Fidelity Asset Manager® 50%
Investment Summary
Investments
Financial Statements
Fidelity Asset Manager® 60%
Investment Summary
Investments
Financial Statements
Fidelity Asset Manager® 70%
Investment Summary
Investments
Financial Statements
Fidelity Asset Manager® 85%
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity Asset Manager® 20%

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2017	Past 1 year	Past 5 years	Past 10 years
Fidelity Asset Manager® 20%	4.40%	3.88%	3.96%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Asset Manager® 20%, a class of the fund, on September 30, 2007.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$14,749	Fidelity Asset Manager® 20%
$15,196	Bloomberg Barclays U.S. Aggregate Bond Index

Effective August 24, 2016, all Barclays benchmark indices were co-branded as the Bloomberg Barclays Indices for a period of five years.

Fidelity Asset Manager® 30%

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2017	Past 1 year	Past 5 years	Life of FundA
Fidelity Asset Manager® 30%	6.32%	5.16%	4.36%

 A From October 9, 2007

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Asset Manager® 30%, a class of the fund, on October 9, 2007, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$15,314	Fidelity Asset Manager® 30%
$15,206	Bloomberg Barclays U.S. Aggregate Bond Index

Effective August 24, 2016, all Barclays benchmark indices were co-branded as the Bloomberg Barclays Indices for a period of five years.

Fidelity Asset Manager® 40%

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2017	Past 1 year	Past 5 years	Life of FundA
Fidelity Asset Manager® 40%	8.35%	6.28%	4.69%

 A From October 9, 2007

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Asset Manager® 40%, a class of the fund, on October 9, 2007, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$15,805	Fidelity Asset Manager® 40%
$15,206	Bloomberg Barclays U.S. Aggregate Bond Index

Effective August 24, 2016, all Barclays benchmark indices were co-branded as the Bloomberg Barclays Indices for a period of five years.

Fidelity Asset Manager® 50%

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2017	Past 1 year	Past 5 years	Past 10 years
Fidelity Asset Manager® 50%	10.26%	7.32%	5.15%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Asset Manager® 50%, a class of the fund, on September 30, 2007.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$16,522	Fidelity Asset Manager® 50%
$20,488	S&P 500® Index

Fidelity Asset Manager® 60%

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2017	Past 1 year	Past 5 years	Life of FundA
Fidelity Asset Manager® 60%	12.19%	8.30%	5.23%

 A From October 9, 2007

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Asset Manager® 60%, a class of the fund, on October 9, 2007, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$16,635	Fidelity Asset Manager® 60%
$19,975	S&P 500® Index

Fidelity Asset Manager® 70%

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2017	Past 1 year	Past 5 years	Past 10 years
Fidelity Asset Manager® 70%	14.25%	9.29%	5.40%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Asset Manager® 70%, a class of the fund, on September 30, 2007.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$16,921	Fidelity Asset Manager® 70%
$20,488	S&P 500® Index

Fidelity Asset Manager® 85%

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2017	Past 1 year	Past 5 years	Past 10 years
Fidelity Asset Manager® 85%	17.20%	10.84%	5.64%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Asset Manager® 85%, a class of the fund, on September 30, 2007.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$17,311	Fidelity Asset Manager® 85%
$20,488	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  For the year ending September 30, 2017, global economic activity provided a supportive environment for asset markets. The MSCI ACWI (All Country World Index) Index advanced 19.13%. Favorable election results in the eurozone suggested ebbing political uncertainty and near-term risk. Europe (+26%) roughly doubled the gain of the U.K. (+13%), which faced more-mixed conditions ahead of its expected exit from the European Union. Despite central-bank easing – and pressured more recently by yen strength – Japan (+14%) lagged the rest of the Asia-Pacific group (+17%). Commodity-price volatility slowed Canada (+16%), but the emerging-markets group (+23%) sped ahead of the MSCI ACWI. Meanwhile, the United States (+18%) enjoyed strong performance among many large-cap growth firms. Among MSCI ACWI sectors, financials (+32%) led the way atop rising interest rates that, at the same time, weighed on real estate (+7%), telecommunication services (+4%), consumer staples (+5%) and utilities (+11%) – so-called “bond proxy” sectors. Information technology (+30%) was helped largely by a surge among U.S. and Chinese internet-related names. Materials (+24%) and industrials (+22%) responded to demand from China, a rise in certain commodity prices and calls for higher U.S. infrastructure spending. Energy (+8%) fared well early on, given rising prices and hope for global oil-production cuts. Oil prices peaked in early 2017 but then lost considerable ground in the spring before rebounding through September 30. Health care (+13%) lagged on early-period turmoil around drug pricing and health care legislation. In fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index returned 0.07%. The Federal Reserve raised rates in June 2017 for the third time in as many quarters. Within the Bloomberg Barclays index, investment-grade corporate bonds led all major market segments; U.S. Treasury results were negative. Outside the index, riskier, non-core fixed-income segments such as U.S. high-yield and floating-rate debt posted solid gains, whereas results for U.S. inflation-protected securities were slightly negative.

Comments from Portfolio Manager Geoff Stein:  For the year, the share classes of the seven Asset Manager Funds (excluding sales charges, if applicable) posted gains ranging from about 3% to 17%, and most outpaced their respective Composite benchmarks. Security selection added the most value across the Funds, most notably in U.S. stocks and investment-grade bonds. Asset allocation marginally contributed overall, but out-of-benchmark exposure to commodity securities and Treasury Inflation-Protected Securities (TIPS) dampened relative results. Productive U.S. equity selection was aided by a market shift toward growth-oriented stocks during the second half of the period. Picks in the information technology sector contributed the most, whereas selections in health care detracted. In the investment-grade bond asset class, picks among non-government-agency mortgage-backed securities plus favorable positioning in credits from banks, real estate investment trusts (REITs) and energy firms provided the biggest boost. The Funds' fixed-income allocation strategy of underweighting cash and investment-grade bonds, complemented by non-benchmark fixed-income exposure, aided relative results. The equity strategy of underweighting U.S. stocks and equal-weighting foreign developed- and emerging-markets stocks modestly contributed in the more equity-oriented Funds. Looking ahead, I am somewhat more encouraged by the fundamental environment, and may consider increasing the Funds' U.S. equity allocations from their end-of-period underweighted levels.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity Asset Manager® 20%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of September 30, 2017

(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	20.6	18.5
Fannie Mae	3.9	5.0
Freddie Mac	2.4	2.5
Ginnie Mae	2.0	1.9
Petroleos Mexicanos	1.1	0.9
	30.0

Quality Diversification (% of fund's net assets)

As of September 30, 2017
U.S. Government and U.S. Government Agency Obligations	29.7%
AAA,AA,A	2.4%
BBB	11.3%
BB and Below	6.4%
Not Rated	0.3%
Equities*	20.2%
Short-Term Investments and Net Other Assets	29.7%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.6%

As of March 31, 2017
U.S. Government and U.S. Government Agency Obligations	27.9%
AAA,AA,A	2.6%
BBB	11.3%
BB and Below	7.3%
Not Rated	0.2%
Equities*	20.5%
Short-Term Investments and Net Other Assets	30.2%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Top Five Stocks as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.2	0.3
Amazon.com, Inc.	0.2	0.2
Facebook, Inc. Class A	0.2	0.1
Amgen, Inc.	0.1	0.1
Alibaba Group Holding Ltd, Sponsored ADR	0.1	0.0
	0.8

Top Five Market Sectors as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	36.9	35.2
Energy	4.2	4.2
Consumer Discretionary	3.8	3.7
Real Estate	2.7	3.2
Information Technology	2.7	2.9

Asset Allocation (% of fund's net assets)

As of September 30, 2017
Stock Class and Equity Futures*	20.4%
Bond Class	46.0%
Short-Term Class	33.6%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.6%

As of March 31, 2017
Stock Class and Equity Futures*	20.6%
Bond Class	48.1%
Short-Term Class	31.3%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.9%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 13.5% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 20%

Investments September 30, 2017

Showing Percentage of Net Assets

Equity Central Funds - 18.3%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	12,614,482	$81,615,701
Fidelity Consumer Discretionary Central Fund (a)	168,377	47,776,976
Fidelity Consumer Staples Central Fund (a)	144,434	33,661,797
Fidelity Emerging Markets Equity Central Fund (a)	310,926	76,574,948
Fidelity Energy Central Fund (a)	219,628	25,968,797
Fidelity Financials Central Fund (a)	881,321	93,525,823
Fidelity Health Care Central Fund (a)	167,368	66,972,361
Fidelity Industrials Central Fund (a)	166,206	47,812,594
Fidelity Information Technology Central Fund (a)	249,087	113,292,207
Fidelity International Equity Central Fund (a)	3,042,514	266,098,261
Fidelity Materials Central Fund (a)	59,493	15,492,691
Fidelity Real Estate Equity Central Fund (a)	223,438	25,210,539
Fidelity Telecom Services Central Fund (a)	55,870	11,118,679
Fidelity Utilities Central Fund (a)	82,872	15,350,302
TOTAL EQUITY CENTRAL FUNDS
(Cost $581,154,245)		920,471,676

Fixed-Income Central Funds - 50.5%
High Yield Fixed-Income Funds - 3.6%
Fidelity Emerging Markets Debt Central Fund (a)	2,740,873	28,258,400
Fidelity Floating Rate Central Fund (a)	490,239	50,573,004
Fidelity High Income Central Fund 1 (a)	999,582	100,667,909

TOTAL HIGH YIELD FIXED-INCOME FUNDS		179,499,313

Investment Grade Fixed-Income Funds - 46.9%
Fidelity Inflation-Protected Bond Index Central Fund (a)	1,946,308	198,912,696
Fidelity International Credit Central Fund (a)	296,278	29,838,111
Fidelity Investment Grade Bond Central Fund (a)	19,550,061	2,128,219,648

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,356,970,455

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $2,350,703,790)		2,536,469,768

Money Market Central Funds - 28.9%
Fidelity Cash Central Fund, 1.09% (b)	202,018,346	202,058,750
Fidelity Money Market Central Fund, 1.41% (b)	1,247,201,445	1,247,326,166
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $1,449,247,832)		1,449,384,916

Investment Companies - 2.3%
iShares 20+ Year Treasury Bond ETF	514,417	64,178,665
iShares MSCI EAFE Index ETF	77,520	5,308,570
iShares MSCI Japan ETF	833,204	46,417,795
TOTAL INVESTMENT COMPANIES
(Cost $109,494,230)		115,905,030
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $4,490,600,097)		5,022,231,390
NET OTHER ASSETS (LIABILITIES) - 0.0%		(647,683)
NET ASSETS - 100%		$5,021,583,707

Security Type Abbreviations

– ETF - Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	1,693,043
Fidelity Commodity Strategy Central Fund	379,836
Fidelity Consumer Discretionary Central Fund	602,590
Fidelity Consumer Staples Central Fund	974,577
Fidelity Emerging Markets Debt Central Fund	1,908,589
Fidelity Emerging Markets Equity Central Fund	941,884
Fidelity Energy Central Fund	592,335
Fidelity Financials Central Fund	1,585,461
Fidelity Floating Rate Central Fund	2,524,591
Fidelity Health Care Central Fund	571,724
Fidelity High Income Central Fund 1	7,611,696
Fidelity Industrials Central Fund	782,388
Fidelity Inflation-Protected Bond Index Central Fund	343,858
Fidelity Information Technology Central Fund	832,929
Fidelity International Credit Central Fund	21,679
Fidelity International Equity Central Fund	4,844,958
Fidelity Investment Grade Bond Central Fund	56,085,492
Fidelity Materials Central Fund	267,937
Fidelity Money Market Central Fund	13,681,766
Fidelity Real Estate Equity Central Fund	586,500
Fidelity Securities Lending Cash Central Fund	25,971
Fidelity Telecom Services Central Fund	308,294
Fidelity Utilities Central Fund	429,548
Total	$97,597,646

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$50,105,173	$54,350,530	$21,726,165	$(1,381,708)	$267,871	$81,615,701	11.7%
Fidelity Consumer Discretionary Central Fund	68,678,608	2,009,385	31,318,612	18,102,801	(9,695,206)	47,776,976	3.0%
Fidelity Consumer Staples Central Fund	51,340,221	2,851,809	21,800,902	10,520,436	(9,249,767)	33,661,797	2.8%
Fidelity Emerging Markets Debt Central Fund	26,780,874	2,488,614	1,299,233	5,705	282,440	28,258,400	22.0%
Fidelity Emerging Markets Equity Central Fund	24,332,423	46,162,207	3,745,052	63,062	9,762,308	76,574,948	10.0%
Fidelity Energy Central Fund	41,337,119	1,694,246	14,908,473	2,860,636	(5,014,731)	25,968,797	2.8%
Fidelity Financials Central Fund	113,590,007	4,644,698	49,664,749	19,183,109	5,772,758	93,525,823	3.1%
Fidelity Floating Rate Central Fund	49,200,757	3,709,183	2,598,480	34,649	226,895	50,573,004	3.1%
Fidelity Health Care Central Fund	81,651,474	6,243,470	30,013,970	17,276,727	(8,185,340)	66,972,361	2.9%
Fidelity High Income Central Fund 1	168,812,887	10,727,588	82,234,435	3,346,498	15,371	100,667,909	20.0%
Fidelity Industrials Central Fund	61,341,585	3,198,895	26,756,693	14,382,674	(4,353,867)	47,812,594	3.0%
Fidelity Inflation-Protected Bond Index Central Fund	219,498,579	12,753,963	31,282,417	336,522	(2,393,951)	198,912,696	20.5%
Fidelity Information Technology Central Fund	134,916,295	4,576,584	66,814,237	47,563,967	(6,950,402)	113,292,207	2.8%
Fidelity International Credit Central Fund	--	29,990,199	362,591	(29)	210,532	29,838,111	29.2%
Fidelity International Equity Central Fund	118,403,791	126,116,510	10,355,697	155,478	31,778,179	266,098,261	8.6%
Fidelity Investment Grade Bond Central Fund	2,206,811,976	152,946,254	203,153,187	644,864	(29,030,259)	2,128,219,648	28.7%
Fidelity Materials Central Fund	18,861,287	1,188,840	8,066,368	3,501,855	7,077	15,492,691	3.3%
Fidelity Real Estate Equity Central Fund	35,580,172	1,326,685	11,352,146	938,297	(1,282,469)	25,210,539	19.8%
Fidelity Telecom Services Central Fund	14,880,458	1,439,262	5,804,943	2,196,280	(1,592,378)	11,118,679	2.9%
Fidelity Utilities Central Fund	19,868,098	1,353,276	7,860,112	2,691,023	(701,983)	15,350,302	3.1%
Total	$3,505,991,784	$469,772,198	$631,118,462	$142,422,846	$(30,126,922)	$3,456,941,444

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	86.5%
United Kingdom	2.2%
Mexico	1.2%
Japan	1.1%
Netherlands	1.0%
Others (Individually Less Than 1%)	8.0%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 20%

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $109,494,230)	$115,905,030
Fidelity Central Funds (cost $4,381,105,867)	4,906,326,360
Total Investment in Securities (cost $4,490,600,097)		$5,022,231,390
Receivable for investments sold		1,141,899
Receivable for fund shares sold		2,978,554
Distributions receivable from Fidelity Central Funds		187,118
Prepaid expenses		12,170
Other receivables		7,114
Total assets		5,026,558,245
Liabilities
Payable for investments purchased	$754,629
Payable for fund shares redeemed	1,972,940
Accrued management fee	1,705,996
Transfer agent fee payable	340,252
Distribution and service plan fees payable	41,260
Other affiliated payables	98,041
Other payables and accrued expenses	61,420
Total liabilities		4,974,538
Net Assets		$5,021,583,707
Net Assets consist of:
Paid in capital		$4,677,701,696
Undistributed net investment income		7,393,724
Accumulated undistributed net realized gain (loss) on investments		(195,143,006)
Net unrealized appreciation (depreciation) on investments		531,631,293
Net Assets		$5,021,583,707
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($39,786,760 ÷ 2,935,575 shares)		$13.55
Maximum offering price per share (100/94.25 of $13.55)		$14.38
Class M:
Net Asset Value and redemption price per share ($22,474,434 ÷ 1,661,763 shares)		$13.52
Maximum offering price per share (100/96.50 of $13.52)		$14.01
Class C:
Net Asset Value and offering price per share ($28,216,674 ÷ 2,094,722 shares)(a)		$13.47
Asset Manager 20%:
Net Asset Value, offering price and redemption price per share ($4,880,833,391 ÷ 359,579,419 shares)		$13.57
Class I:
Net Asset Value, offering price and redemption price per share ($50,272,448 ÷ 3,705,588 shares)		$13.57

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2017
Investment Income
Dividends		$3,062,961
Interest		240
Income from Fidelity Central Funds		97,597,646
Total income		100,660,847
Expenses
Management fee	$20,138,474
Transfer agent fees	4,068,036
Distribution and service plan fees	501,011
Accounting and security lending fees	1,170,319
Custodian fees and expenses	6,411
Independent trustees' fees and expenses	19,147
Registration fees	202,622
Audit	41,281
Legal	15,718
Miscellaneous	40,624
Total expenses before reductions	26,203,643
Expense reductions	(88,745)	26,114,898
Net investment income (loss)		74,545,949
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	13,704,273
Fidelity Central Funds	142,430,601
Capital gain distributions from Fidelity Central Funds	5,712,159
Total net realized gain (loss)		161,847,033
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	6,132,222
Fidelity Central Funds	(30,284,886)
Total change in net unrealized appreciation (depreciation)		(24,152,664)
Net gain (loss)		137,694,369
Net increase (decrease) in net assets resulting from operations		$212,240,318

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2017	Year ended September 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$74,545,949	$84,749,280
Net realized gain (loss)	161,847,033	15,399,875
Change in net unrealized appreciation (depreciation)	(24,152,664)	204,218,653
Net increase (decrease) in net assets resulting from operations	212,240,318	304,367,808
Distributions to shareholders from net investment income	(73,076,459)	(86,840,636)
Distributions to shareholders from net realized gain	(24,044,746)	(98,475,385)
Total distributions	(97,121,205)	(185,316,021)
Share transactions - net increase (decrease)	(20,257,945)	18,247,792
Total increase (decrease) in net assets	94,861,168	137,299,579
Net Assets
Beginning of period	4,926,722,539	4,789,422,960
End of period	$5,021,583,707	$4,926,722,539
Other Information
Undistributed net investment income end of period	$7,393,724	$5,924,233

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Asset Manager 20% Class A

Years ended September 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.24	$12.93	$13.56	$13.42	$13.37
Income from Investment Operations
Net investment income (loss)A	.16	.19	.18	.16	.14
Net realized and unrealized gain (loss)	.37	.59	(.22)	.44	.31
Total from investment operations	.53	.78	(.04)	.60	.45
Distributions from net investment income	(.16)	(.20)	(.17)	(.15)	(.14)
Distributions from net realized gain	(.07)	(.27)	(.42)	(.30)	(.27)
Total distributions	(.22)B	(.47)	(.59)	(.46)C	(.40)D
Net asset value, end of period	$13.55	$13.24	$12.93	$13.56	$13.42
Total ReturnE,F	4.08%	6.18%	(.33)%	4.54%	3.47%
Ratios to Average Net AssetsG,H
Expenses before reductions	.84%	.83%	.83%	.82%	.82%
Expenses net of fee waivers, if any	.84%	.83%	.83%	.82%	.82%
Expenses net of all reductions	.83%	.83%	.83%	.82%	.82%
Net investment income (loss)	1.21%	1.47%	1.32%	1.16%	1.03%
Supplemental Data
Net assets, end of period (000 omitted)	$39,787	$42,221	$38,841	$38,733	$43,449
Portfolio turnover rateI	22%	19%	20%	13%	27%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.22 per share is comprised of distributions from net investment income of $.157 and distributions from net realized gain of $.065 per share.

 C Total distributions of $.46 per share is comprised of distributions from net investment income of $.154 and distributions from net realized gain of $.302 per share.

 D Total distributions of $.40 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.266 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 20% Class M

Years ended September 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.21	$12.90	$13.53	$13.40	$13.34
Income from Investment Operations
Net investment income (loss)A	.13	.16	.14	.12	.10
Net realized and unrealized gain (loss)	.37	.58	(.21)	.43	.33
Total from investment operations	.50	.74	(.07)	.55	.43
Distributions from net investment income	(.12)	(.17)	(.14)	(.12)	(.10)
Distributions from net realized gain	(.07)	(.27)	(.42)	(.30)	(.27)
Total distributions	(.19)	(.43)B	(.56)	(.42)	(.37)
Net asset value, end of period	$13.52	$13.21	$12.90	$13.53	$13.40
Total ReturnC,D	3.81%	5.93%	(.59)%	4.20%	3.28%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.10%	1.09%	1.10%	1.10%	1.10%
Expenses net of fee waivers, if any	1.10%	1.09%	1.10%	1.10%	1.10%
Expenses net of all reductions	1.10%	1.09%	1.10%	1.09%	1.09%
Net investment income (loss)	.95%	1.21%	1.06%	.89%	.75%
Supplemental Data
Net assets, end of period (000 omitted)	$22,474	$25,052	$19,162	$21,010	$19,844
Portfolio turnover rateG	22%	19%	20%	13%	27%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.43 per share is comprised of distributions from net investment income of $.165 and distributions from net realized gain of $.269 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 20% Class C

Years ended September 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.17	$12.85	$13.48	$13.35	$13.30
Income from Investment Operations
Net investment income (loss)A	.06	.09	.07	.05	.03
Net realized and unrealized gain (loss)	.36	.60	(.21)	.43	.33
Total from investment operations	.42	.69	(.14)	.48	.36
Distributions from net investment income	(.06)	(.10)	(.07)	(.05)	(.04)
Distributions from net realized gain	(.07)	(.27)	(.42)	(.30)	(.27)
Total distributions	(.12)B	(.37)	(.49)	(.35)	(.31)
Net asset value, end of period	$13.47	$13.17	$12.85	$13.48	$13.35
Total ReturnC,D	3.25%	5.49%	(1.09)%	3.70%	2.73%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.59%	1.59%	1.60%	1.60%	1.60%
Expenses net of fee waivers, if any	1.59%	1.59%	1.60%	1.60%	1.60%
Expenses net of all reductions	1.59%	1.59%	1.60%	1.60%	1.59%
Net investment income (loss)	.45%	.71%	.56%	.39%	.25%
Supplemental Data
Net assets, end of period (000 omitted)	$28,217	$29,337	$28,515	$26,225	$24,910
Portfolio turnover rateG	22%	19%	20%	13%	27%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.12 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $.065 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 20%

Years ended September 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.26	$12.94	$13.57	$13.44	$13.39
Income from Investment Operations
Net investment income (loss)A	.20	.23	.22	.20	.18
Net realized and unrealized gain (loss)	.37	.60	(.22)	.43	.31
Total from investment operations	.57	.83	–	.63	.49
Distributions from net investment income	(.20)	(.24)	(.21)	(.20)	(.18)
Distributions from net realized gain	(.07)	(.27)	(.42)	(.30)	(.27)
Total distributions	(.26)B	(.51)	(.63)	(.50)	(.44)C
Net asset value, end of period	$13.57	$13.26	$12.94	$13.57	$13.44
Total ReturnD	4.40%	6.58%	(.04)%	4.80%	3.79%
Ratios to Average Net AssetsE,F
Expenses before reductions	.52%	.52%	.53%	.53%	.53%
Expenses net of fee waivers, if any	.52%	.52%	.53%	.53%	.53%
Expenses net of all reductions	.52%	.52%	.52%	.52%	.52%
Net investment income (loss)	1.52%	1.78%	1.63%	1.46%	1.32%
Supplemental Data
Net assets, end of period (000 omitted)	$4,880,833	$4,802,797	$4,685,019	$4,923,702	$4,708,494
Portfolio turnover rateG	22%	19%	20%	13%	27%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.26 per share is comprised of distributions from net investment income of $.199 and distributions from net realized gain of $.065 per share.

 C Total distributions of $.44 per share is comprised of distributions from net investment income of $.178 and distributions from net realized gain of $.266 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 20% Class I

Years ended September 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.26	$12.94	$13.57	$13.44	$13.38
Income from Investment Operations
Net investment income (loss)A	.20	.22	.21	.19	.17
Net realized and unrealized gain (loss)	.37	.60	(.21)	.43	.33
Total from investment operations	.57	.82	–	.62	.50
Distributions from net investment income	(.19)	(.24)	(.21)	(.19)	(.17)
Distributions from net realized gain	(.07)	(.27)	(.42)	(.30)	(.27)
Total distributions	(.26)	(.50)B	(.63)	(.49)	(.44)
Net asset value, end of period	$13.57	$13.26	$12.94	$13.57	$13.44
Total ReturnC	4.35%	6.56%	(.08)%	4.74%	3.83%
Ratios to Average Net AssetsD,E
Expenses before reductions	.56%	.57%	.57%	.56%	.57%
Expenses net of fee waivers, if any	.56%	.57%	.57%	.56%	.57%
Expenses net of all reductions	.56%	.57%	.57%	.56%	.56%
Net investment income (loss)	1.48%	1.73%	1.59%	1.42%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$50,272	$27,315	$16,388	$14,204	$32,926
Portfolio turnover rateF	22%	19%	20%	13%	27%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.50 per share is comprised of distributions from net investment income of $.235 and distributions from net realized gain of $.269 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 30%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of September 30, 2017

(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	20.4	18.5
Fannie Mae	3.9	5.0
Freddie Mac	2.3	2.5
Ginnie Mae	2.0	1.9
Petroleos Mexicanos	1.1	0.9
	29.7

Quality Diversification (% of fund's net assets)

As of September 30, 2017
U.S. Government and U.S. Government Agency Obligations	29.4%
AAA,AA,A	2.4%
BBB	11.2%
BB and Below	6.4%
Not Rated	0.3%
Equities*	30.1%
Short-Term Investments and Net Other Assets	20.2%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.7%

As of March 31, 2017
U.S. Government and U.S. Government Agency Obligations	27.9%
AAA,AA,A	2.6%
BBB	11.3%
BB and Below	7.3%
Not Rated	0.2%
Equities*	30.5%
Short-Term Investments and Net Other Assets	20.2%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 2.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Top Five Stocks as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.4	0.5
Amazon.com, Inc.	0.3	0.3
Facebook, Inc. Class A	0.3	0.2
Amgen, Inc.	0.2	0.2
Tesla, Inc.	0.2	0.2
	1.4

Top Five Market Sectors as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	28.8	27.1
Consumer Discretionary	5.2	5.4
Energy	4.6	4.6
Information Technology	4.5	4.4
Health Care	3.8	3.9

Asset Allocation (% of fund's net assets)

As of September 30, 2017
Stock Class and Equity Futures*	30.3%
Bond Class	45.8%
Short-Term Class	23.9%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.7%

As of March 31, 2017
Stock Class and Equity Futures*	30.6%
Bond Class	48.0%
Short-Term Class	21.4%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 2.0%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 17% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 30%

Investments September 30, 2017

Showing Percentage of Net Assets

Equity Central Funds - 28.1%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	3,231,636	$20,908,686
Fidelity Consumer Discretionary Central Fund (a)	71,019	20,151,665
Fidelity Consumer Staples Central Fund (a)	60,545	14,110,572
Fidelity Emerging Markets Equity Central Fund (a)	99,655	24,542,923
Fidelity Energy Central Fund (a)	93,775	11,087,939
Fidelity Financials Central Fund (a)	371,149	39,386,356
Fidelity Health Care Central Fund (a)	70,587	28,245,564
Fidelity Industrials Central Fund (a)	70,160	20,183,019
Fidelity Information Technology Central Fund (a)	105,454	47,963,833
Fidelity International Equity Central Fund (a)	1,049,849	91,819,823
Fidelity Materials Central Fund (a)	25,386	6,610,823
Fidelity Real Estate Equity Central Fund (a)	52,635	5,938,804
Fidelity Telecom Services Central Fund (a)	23,445	4,665,749
Fidelity Utilities Central Fund (a)	34,523	6,394,663
TOTAL EQUITY CENTRAL FUNDS
(Cost $229,652,512)		342,010,419

Fixed-Income Central Funds - 50.2%
High Yield Fixed-Income Funds - 3.5%
Fidelity Emerging Markets Debt Central Fund (a)	636,198	6,559,204
Fidelity Floating Rate Central Fund (a)	117,089	12,078,914
Fidelity High Income Central Fund 1 (a)	240,957	24,266,790

TOTAL HIGH YIELD FIXED-INCOME FUNDS		42,904,908

Investment Grade Fixed-Income Funds - 46.7%
Fidelity Inflation-Protected Bond Index Central Fund (a)	469,200	47,952,216
Fidelity International Credit Central Fund (a)	71,417	7,192,369
Fidelity Investment Grade Bond Central Fund (a)	4,712,414	512,993,352

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		568,137,937

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $588,957,873)		611,042,845

Money Market Central Funds - 19.0%
Fidelity Cash Central Fund, 1.09% (b)	59,179,003	59,190,839
Fidelity Money Market Central Fund, 1.41% (b)	171,620,299	171,637,461
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $230,810,387)		230,828,300

Investment Companies - 2.7%
iShares 20+ Year Treasury Bond ETF	117,187	14,620,249
iShares Core MSCI Emerging Markets ETF	56,635	3,059,423
iShares MSCI EAFE Index ETF	52,062	3,565,206
iShares MSCI Japan ETF	199,218	11,098,435
TOTAL INVESTMENT COMPANIES
(Cost $29,931,349)		32,343,313
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,079,352,121)		1,216,224,877
NET OTHER ASSETS (LIABILITIES) - 0.0%		(68,394)
NET ASSETS - 100%		$1,216,156,483

Security Type Abbreviations

– ETF - Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	421,777
Fidelity Commodity Strategy Central Fund	94,387
Fidelity Consumer Discretionary Central Fund	215,290
Fidelity Consumer Staples Central Fund	354,867
Fidelity Emerging Markets Debt Central Fund	406,299
Fidelity Emerging Markets Equity Central Fund	432,575
Fidelity Energy Central Fund	226,200
Fidelity Financials Central Fund	572,885
Fidelity Floating Rate Central Fund	551,176
Fidelity Health Care Central Fund	211,259
Fidelity High Income Central Fund 1	1,650,544
Fidelity Industrials Central Fund	281,129
Fidelity Inflation-Protected Bond Index Central Fund	75,608
Fidelity Information Technology Central Fund	308,206
Fidelity International Credit Central Fund	4,956
Fidelity International Equity Central Fund	1,665,667
Fidelity Investment Grade Bond Central Fund	12,225,809
Fidelity Materials Central Fund	98,033
Fidelity Money Market Central Fund	1,650,959
Fidelity Real Estate Equity Central Fund	126,358
Fidelity Securities Lending Cash Central Fund	952
Fidelity Telecom Services Central Fund	110,431
Fidelity Utilities Central Fund	155,752
Total	$21,841,119

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$11,200,594	$14,428,324	$4,539,560	$(225,366)	$44,694	$20,908,686	3.0%
Fidelity Consumer Discretionary Central Fund	22,155,799	3,810,001	8,732,323	3,112,442	(194,254)	20,151,665	1.3%
Fidelity Consumer Staples Central Fund	16,624,110	3,172,499	6,074,346	1,492,459	(1,104,150)	14,110,572	1.2%
Fidelity Emerging Markets Debt Central Fund	5,399,172	1,380,754	294,190	(5,074)	78,542	6,559,204	5.1%
Fidelity Emerging Markets Equity Central Fund	28,584,388	8,541,625	16,745,188	1,410,368	2,751,730	24,542,923	3.2%
Fidelity Energy Central Fund	13,396,050	2,355,958	3,928,936	185,607	(920,740)	11,087,939	1.2%
Fidelity Financials Central Fund	36,737,665	7,198,578	13,268,090	3,210,517	5,507,686	39,386,356	1.3%
Fidelity Floating Rate Central Fund	10,112,638	2,504,828	588,377	9,769	40,056	12,078,914	0.7%
Fidelity Health Care Central Fund	26,406,580	6,442,590	8,190,597	2,194,459	1,392,532	28,245,564	1.2%
Fidelity High Income Central Fund 1	34,412,284	6,225,427	17,106,258	339,340	395,997	24,266,790	4.8%
Fidelity Industrials Central Fund	19,838,054	4,104,782	7,294,187	2,286,839	1,247,531	20,183,019	1.3%
Fidelity Inflation-Protected Bond Index Central Fund	44,523,012	10,751,935	6,922,293	(26,960)	(373,478)	47,952,216	4.9%
Fidelity Information Technology Central Fund	43,782,735	8,148,789	18,868,367	7,086,106	7,814,570	47,963,833	1.2%
Fidelity International Credit Central Fund	--	7,170,822	27,158	(32)	48,737	7,192,369	7.0%
Fidelity International Equity Central Fund	44,887,078	38,721,182	3,024,359	(12,426)	11,248,348	91,819,823	3.0%
Fidelity Investment Grade Bond Central Fund	447,839,272	113,137,551	42,831,261	(2,280)	(5,149,930)	512,993,352	6.9%
Fidelity Materials Central Fund	6,081,059	1,148,963	1,890,609	346,100	925,310	6,610,823	1.4%
Fidelity Real Estate Equity Central Fund	7,317,630	1,247,397	2,571,139	144,132	(199,216)	5,938,804	4.7%
Fidelity Telecom Services Central Fund	4,803,468	1,057,907	1,398,274	211,540	(8,892)	4,665,749	1.2%
Fidelity Utilities Central Fund	6,453,963	1,361,287	2,161,330	407,535	333,208	6,394,663	1.3%
Total	$830,555,551	$242,911,199	$166,456,842	$22,165,075	$23,878,281	$953,053,264

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	83.0%
United Kingdom	2.5%
Japan	1.6%
Mexico	1.2%
Netherlands	1.1%
Germany	1.1%
Cayman Islands	1.0%
Others (Individually Less Than 1%)	8.5%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 30%

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $29,931,349)	$32,343,313
Fidelity Central Funds (cost $1,049,420,772)	1,183,881,564
Total Investment in Securities (cost $1,079,352,121)		$1,216,224,877
Receivable for investments sold		312,828
Receivable for fund shares sold		1,318,936
Distributions receivable from Fidelity Central Funds		52,224
Prepaid expenses		2,797
Other receivables		2,278
Total assets		1,217,913,940
Liabilities
Payable for investments purchased	$664,418
Payable for fund shares redeemed	504,344
Accrued management fee	409,161
Distribution and service plan fees payable	27,444
Other affiliated payables	111,100
Other payables and accrued expenses	40,990
Total liabilities		1,757,457
Net Assets		$1,216,156,483
Net Assets consist of:
Paid in capital		$1,112,992,184
Undistributed net investment income		1,976,293
Accumulated undistributed net realized gain (loss) on investments		(35,684,750)
Net unrealized appreciation (depreciation) on investments		136,872,756
Net Assets		$1,216,156,483
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($22,457,278 ÷ 2,021,329 shares)		$11.11
Maximum offering price per share (100/94.25 of $11.11)		$11.79
Class M:
Net Asset Value and redemption price per share ($13,022,801 ÷ 1,173,505 shares)		$11.10
Maximum offering price per share (100/96.50 of $11.10)		$11.50
Class C:
Net Asset Value and offering price per share ($20,978,815 ÷ 1,899,697 shares)(a)		$11.04
Asset Manager 30%:
Net Asset Value, offering price and redemption price per share ($1,139,197,441 ÷ 102,527,145 shares)		$11.11
Class I:
Net Asset Value, offering price and redemption price per share ($20,500,148 ÷ 1,845,284 shares)		$11.11

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2017
Investment Income
Dividends		$672,949
Interest		927
Income from Fidelity Central Funds		21,841,119
Total income		22,514,995
Expenses
Management fee	$4,413,767
Transfer agent fees	848,011
Distribution and service plan fees	326,509
Accounting and security lending fees	382,146
Custodian fees and expenses	5,603
Independent trustees' fees and expenses	4,122
Registration fees	137,923
Audit	41,281
Legal	2,830
Miscellaneous	8,514
Total expenses before reductions	6,170,706
Expense reductions	(19,194)	6,151,512
Net investment income (loss)		16,363,483
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,723,404
Fidelity Central Funds	22,164,756
Futures contracts	99,908
Capital gain distributions from Fidelity Central Funds	1,573,949
Total net realized gain (loss)		25,562,017
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	2,354,743
Fidelity Central Funds	23,858,762
Futures contracts	(181,084)
Total change in net unrealized appreciation (depreciation)		26,032,421
Net gain (loss)		51,594,438
Net increase (decrease) in net assets resulting from operations		$67,957,921

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2017	Year ended September 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,363,483	$17,341,508
Net realized gain (loss)	25,562,017	(1,498,562)
Change in net unrealized appreciation (depreciation)	26,032,421	55,666,337
Net increase (decrease) in net assets resulting from operations	67,957,921	71,509,283
Distributions to shareholders from net investment income	(15,721,719)	(17,547,432)
Distributions to shareholders from net realized gain	(2,129,556)	(13,942,288)
Total distributions	(17,851,275)	(31,489,720)
Share transactions - net increase (decrease)	159,982,022	84,393,310
Total increase (decrease) in net assets	210,088,668	124,412,873
Net Assets
Beginning of period	1,006,067,815	881,654,942
End of period	$1,216,156,483	$1,006,067,815
Other Information
Undistributed net investment income end of period	$1,976,293	$1,334,530

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Asset Manager 30% Class A

Years ended September 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.62	$10.19	$10.71	$10.43	$10.15
Income from Investment Operations
Net investment income (loss)A	.13	.16	.15	.14	.12
Net realized and unrealized gain (loss)	.51	.60	(.23)	.46	.44
Total from investment operations	.64	.76	(.08)	.60	.56
Distributions from net investment income	(.13)	(.17)	(.15)	(.13)	(.11)
Distributions from net realized gain	(.02)	(.16)	(.30)	(.18)	(.17)
Total distributions	(.15)	(.33)	(.44)B	(.32)C	(.28)
Net asset value, end of period	$11.11	$10.62	$10.19	$10.71	$10.43
Total ReturnD,E	6.06%	7.61%	(.79)%	5.83%	5.64%
Ratios to Average Net AssetsF,G
Expenses before reductions	.85%	.85%	.86%	.85%	.87%
Expenses net of fee waivers, if any	.85%	.85%	.86%	.85%	.87%
Expenses net of all reductions	.85%	.85%	.86%	.85%	.87%
Net investment income (loss)	1.24%	1.58%	1.45%	1.29%	1.15%
Supplemental Data
Net assets, end of period (000 omitted)	$22,457	$23,868	$21,424	$22,071	$15,100
Portfolio turnover rateH	24%	24%	22%	13%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.44 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.298 per share.

 C Total distributions of $.32 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.183 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 30% Class M

Years ended September 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.61	$10.18	$10.70	$10.42	$10.14
Income from Investment Operations
Net investment income (loss)A	.11	.14	.13	.11	.09
Net realized and unrealized gain (loss)	.50	.59	(.23)	.46	.44
Total from investment operations	.61	.73	(.10)	.57	.53
Distributions from net investment income	(.10)	(.14)	(.12)	(.10)	(.08)
Distributions from net realized gain	(.02)	(.16)	(.30)	(.18)	(.17)
Total distributions	(.12)	(.30)	(.42)	(.29)B	(.25)
Net asset value, end of period	$11.10	$10.61	$10.18	$10.70	$10.42
Total ReturnC,D	5.81%	7.33%	(1.02)%	5.53%	5.37%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.11%	1.11%	1.12%	1.13%	1.13%
Expenses net of fee waivers, if any	1.11%	1.11%	1.12%	1.13%	1.13%
Expenses net of all reductions	1.11%	1.11%	1.12%	1.13%	1.13%
Net investment income (loss)	.98%	1.32%	1.18%	1.01%	.89%
Supplemental Data
Net assets, end of period (000 omitted)	$13,023	$11,834	$11,098	$9,932	$7,064
Portfolio turnover rateG	24%	24%	22%	13%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.29 per share is comprised of distributions from net investment income of $.103 and distributions from net realized gain of $.183 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 30% Class C

Years ended September 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.57	$10.14	$10.66	$10.38	$10.12
Income from Investment Operations
Net investment income (loss)A	.05	.08	.07	.06	.04
Net realized and unrealized gain (loss)	.49	.60	(.22)	.46	.43
Total from investment operations	.54	.68	(.15)	.52	.47
Distributions from net investment income	(.05)	(.09)	(.07)	(.06)	(.04)
Distributions from net realized gain	(.02)	(.16)	(.30)	(.18)	(.17)
Total distributions	(.07)	(.25)	(.37)	(.24)	(.21)
Net asset value, end of period	$11.04	$10.57	$10.14	$10.66	$10.38
Total ReturnB,C	5.16%	6.85%	(1.51)%	5.09%	4.75%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.61%	1.61%	1.62%	1.62%	1.64%
Expenses net of fee waivers, if any	1.61%	1.61%	1.62%	1.62%	1.64%
Expenses net of all reductions	1.61%	1.61%	1.61%	1.61%	1.63%
Net investment income (loss)	.47%	.82%	.69%	.52%	.39%
Supplemental Data
Net assets, end of period (000 omitted)	$20,979	$21,579	$19,621	$16,976	$12,001
Portfolio turnover rateF	24%	24%	22%	13%	20%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 30%

Years ended September 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.63	$10.20	$10.71	$10.43	$10.15
Income from Investment Operations
Net investment income (loss)A	.17	.20	.19	.17	.15
Net realized and unrealized gain (loss)	.49	.59	(.22)	.46	.44
Total from investment operations	.66	.79	(.03)	.63	.59
Distributions from net investment income	(.16)	(.20)	(.18)	(.17)	(.14)
Distributions from net realized gain	(.02)	(.16)	(.30)	(.18)	(.17)
Total distributions	(.18)	(.36)	(.48)	(.35)	(.31)
Net asset value, end of period	$11.11	$10.63	$10.20	$10.71	$10.43
Total ReturnB	6.32%	7.94%	(.38)%	6.19%	5.96%
Ratios to Average Net AssetsC,D
Expenses before reductions	.54%	.54%	.55%	.55%	.56%
Expenses net of fee waivers, if any	.54%	.54%	.55%	.55%	.56%
Expenses net of all reductions	.53%	.53%	.54%	.55%	.56%
Net investment income (loss)	1.55%	1.90%	1.76%	1.59%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$1,139,197	$937,285	$820,206	$757,908	$560,306
Portfolio turnover rateE	24%	24%	22%	13%	20%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 30% Class I

Years ended September 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.62	$10.20	$10.71	$10.43	$10.16
Income from Investment Operations
Net investment income (loss)A	.16	.19	.18	.16	.14
Net realized and unrealized gain (loss)	.50	.59	(.22)	.47	.44
Total from investment operations	.66	.78	(.04)	.63	.58
Distributions from net investment income	(.15)	(.20)	(.17)	(.16)	(.13)
Distributions from net realized gain	(.02)	(.16)	(.30)	(.18)	(.17)
Total distributions	(.17)	(.36)	(.47)	(.35)B	(.31)C
Net asset value, end of period	$11.11	$10.62	$10.20	$10.71	$10.43
Total ReturnD	6.32%	7.80%	(.46)%	6.12%	5.81%
Ratios to Average Net AssetsE,F
Expenses before reductions	.62%	.60%	.61%	.62%	.62%
Expenses net of fee waivers, if any	.62%	.60%	.61%	.62%	.62%
Expenses net of all reductions	.62%	.60%	.61%	.62%	.62%
Net investment income (loss)	1.46%	1.84%	1.69%	1.52%	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$20,500	$11,501	$8,759	$8,616	$4,663
Portfolio turnover rateG	24%	24%	22%	13%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.35 per share is comprised of distributions from net investment income of $.163 and distributions from net realized gain of $.183 per share.

 C Total distributions of $.31 per share is comprised of distributions from net investment income of $.133 and distributions from net realized gain of $.174 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 40%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of September 30, 2017

(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	18.4	16.5
Fannie Mae	3.6	4.4
Freddie Mac	2.1	2.2
Ginnie Mae	1.7	1.6
Petroleos Mexicanos	1.0	0.9
	26.8

Quality Diversification (% of fund's net assets)

As of September 30, 2017
U.S. Government and U.S. Government Agency Obligations	26.4%
AAA,AA,A	2.0%
BBB	10.1%
BB and Below	5.8%
Not Rated	0.3%
Equities*	40.2%
Short-Term Investments and Net Other Assets	15.2%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 2.0%

As of March 31, 2017
U.S. Government and U.S. Government Agency Obligations	24.7%
AAA,AA,A	2.3%
BBB	10.2%
BB and Below	6.5%
Not Rated	0.2%
Equities*	40.7%
Short-Term Investments and Net Other Assets	15.4%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 2.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Top Five Stocks as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.6	0.7
Amazon.com, Inc.	0.4	0.5
Facebook, Inc. Class A	0.4	0.3
Amgen, Inc.	0.3	0.3
Tesla, Inc.	0.3	0.2
	2.0

Top Five Market Sectors as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.3	23.4
Information Technology	6.3	6.0
Consumer Discretionary	6.1	6.7
Energy	4.9	4.9
Health Care	4.7	4.9

Asset Allocation (% of fund's net assets)

As of September 30, 2017
Stock Class and Equity Futures*	40.4%
Bond Class	40.9%
Short-Term Class	18.7%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 2.0%

As of March 31, 2017
Stock Class and Equity Futures*	40.5%
Bond Class	42.8%
Short-Term Class	16.7%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 2.1%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 19.7% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 40%

Investments September 30, 2017

Showing Percentage of Net Assets

Equity Central Funds - 37.8%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	4,481,806	$28,997,283
Fidelity Consumer Discretionary Central Fund (a)	118,744	33,693,523
Fidelity Consumer Staples Central Fund (a)	101,605	23,680,165
Fidelity Emerging Markets Equity Central Fund (a)	141,324	34,805,209
Fidelity Energy Central Fund (a)	156,938	18,556,317
Fidelity Financials Central Fund (a)	622,554	66,065,421
Fidelity Health Care Central Fund (a)	118,137	47,272,499
Fidelity Industrials Central Fund (a)	119,100	34,261,441
Fidelity Information Technology Central Fund (a)	177,734	80,838,876
Fidelity International Equity Central Fund (a)	1,581,286	138,299,292
Fidelity Materials Central Fund (a)	42,538	11,077,240
Fidelity Real Estate Equity Central Fund (a)	61,959	6,990,835
Fidelity Telecom Services Central Fund (a)	38,876	7,736,734
Fidelity Utilities Central Fund (a)	58,512	10,838,200
TOTAL EQUITY CENTRAL FUNDS
(Cost $374,386,664)		543,113,035

Fixed-Income Central Funds - 44.9%
High Yield Fixed-Income Funds - 3.5%
Fidelity Emerging Markets Debt Central Fund (a)	738,125	7,610,067
Fidelity Floating Rate Central Fund (a)	136,704	14,102,399
Fidelity High Income Central Fund 1 (a)	283,767	28,578,179

TOTAL HIGH YIELD FIXED-INCOME FUNDS		50,290,645

Investment Grade Fixed-Income Funds - 41.4%
Fidelity Inflation-Protected Bond Index Central Fund (a)	550,827	56,294,569
Fidelity International Credit Central Fund (a)	83,798	8,439,314
Fidelity Investment Grade Bond Central Fund (a)	4,856,446	528,672,680

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		593,406,563

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $624,041,253)		643,697,208

Money Market Central Funds - 14.1%
Fidelity Cash Central Fund, 1.09% (b)	63,720,044	63,732,788
Fidelity Money Market Central Fund, 1.41% (b)	139,082,082	139,095,990
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $202,810,338)		202,828,778

Investment Companies - 3.2%
iShares 20+ Year Treasury Bond ETF	142,018	17,718,165
iShares Core MSCI Emerging Markets ETF	136,723	7,385,776
iShares MSCI EAFE Index ETF	102,774	7,037,964
iShares MSCI Japan ETF	254,112	14,156,580
TOTAL INVESTMENT COMPANIES
(Cost $42,218,701)		46,298,485
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,243,456,956)		1,435,937,506
NET OTHER ASSETS (LIABILITIES) - 0.0%		(179,442)
NET ASSETS - 100%		$1,435,758,064

Security Type Abbreviations

– ETF - Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	499,615
Fidelity Commodity Strategy Central Fund	129,595
Fidelity Consumer Discretionary Central Fund	356,243
Fidelity Consumer Staples Central Fund	593,484
Fidelity Emerging Markets Debt Central Fund	480,454
Fidelity Emerging Markets Equity Central Fund	485,365
Fidelity Energy Central Fund	382,524
Fidelity Financials Central Fund	954,664
Fidelity Floating Rate Central Fund	657,961
Fidelity Health Care Central Fund	352,931
Fidelity High Income Central Fund 1	1,967,709
Fidelity Industrials Central Fund	467,713
Fidelity Inflation-Protected Bond Index Central Fund	86,021
Fidelity Information Technology Central Fund	515,823
Fidelity International Credit Central Fund	5,978
Fidelity International Equity Central Fund	2,705,166
Fidelity Investment Grade Bond Central Fund	12,800,415
Fidelity Materials Central Fund	163,604
Fidelity Money Market Central Fund	1,334,610
Fidelity Real Estate Equity Central Fund	151,094
Fidelity Securities Lending Cash Central Fund	5,539
Fidelity Telecom Services Central Fund	182,395
Fidelity Utilities Central Fund	259,217
Total	$25,538,120

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$14,203,746	$19,850,977	$4,946,174	$(292,023)	$180,757	$28,997,283	4.1%
Fidelity Consumer Discretionary Central Fund	34,973,621	5,810,118	11,860,514	2,941,556	1,828,742	33,693,523	2.1%
Fidelity Consumer Staples Central Fund	26,252,099	4,820,772	8,033,269	1,339,547	(698,984)	23,680,165	2.0%
Fidelity Emerging Markets Debt Central Fund	6,286,409	1,499,966	266,121	(4,400)	94,213	7,610,067	5.9%
Fidelity Emerging Markets Equity Central Fund	16,846,249	13,918,999	1,342,261	(22,663)	5,404,885	34,805,209	4.6%
Fidelity Energy Central Fund	21,136,161	3,519,009	4,719,569	85,999	(1,465,283)	18,556,317	2.0%
Fidelity Financials Central Fund	58,046,913	10,724,898	16,889,555	2,984,129	11,199,036	66,065,421	2.2%
Fidelity Floating Rate Central Fund	11,873,894	2,702,811	532,238	9,364	48,568	14,102,399	0.9%
Fidelity Health Care Central Fund	41,721,891	9,307,179	9,862,779	1,149,525	4,956,683	47,272,499	2.0%
Fidelity High Income Central Fund 1	40,084,318	6,778,849	19,155,089	265,246	604,855	28,578,179	5.7%
Fidelity Industrials Central Fund	31,319,965	6,275,136	9,073,810	1,980,238	3,759,912	34,261,441	2.1%
Fidelity Inflation-Protected Bond Index Central Fund	48,366,031	11,489,980	3,166,998	(14,577)	(379,867)	56,294,569	5.8%
Fidelity Information Technology Central Fund	69,046,230	12,415,917	25,523,728	7,401,159	17,499,298	80,838,876	2.0%
Fidelity International Credit Central Fund	--	8,451,392	70,940	(21)	58,883	8,439,314	8.2%
Fidelity International Equity Central Fund	78,773,956	45,851,714	4,295,641	(44,243)	18,013,506	138,299,292	4.5%
Fidelity Investment Grade Bond Central Fund	453,420,893	113,354,462	33,278,750	(155,941)	(4,667,984)	528,672,680	7.1%
Fidelity Materials Central Fund	9,597,095	1,669,908	2,269,423	288,949	1,790,711	11,077,240	2.3%
Fidelity Real Estate Equity Central Fund	8,580,493	1,373,444	2,901,341	208,517	(270,278)	6,990,835	5.5%
Fidelity Telecom Services Central Fund	7,611,629	1,582,252	1,773,795	149,571	167,077	7,736,734	2.0%
Fidelity Utilities Central Fund	10,206,237	1,774,235	2,421,386	350,373	928,741	10,838,200	2.2%
Total	$988,347,830	$283,172,018	$162,383,381	$18,620,305	$59,053,471	$1,186,810,243

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	80.3%
United Kingdom	2.5%
Japan	2.1%
Germany	1.4%
Cayman Islands	1.3%
Netherlands	1.1%
France	1.1%
Mexico	1.1%
Others (Individually Less Than 1%)	9.1%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 40%

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $42,218,701)	$46,298,485
Fidelity Central Funds (cost $1,201,238,255)	1,389,639,021
Total Investment in Securities (cost $1,243,456,956)		$1,435,937,506
Receivable for investments sold		393,623
Receivable for fund shares sold		1,183,912
Distributions receivable from Fidelity Central Funds		57,582
Prepaid expenses		3,383
Other receivables		3,232
Total assets		1,437,579,238
Liabilities
Payable for investments purchased	$481,598
Payable for fund shares redeemed	643,286
Accrued management fee	485,274
Transfer agent fee payable	94,249
Distribution and service plan fees payable	31,905
Other affiliated payables	40,577
Other payables and accrued expenses	44,285
Total liabilities		1,821,174
Net Assets		$1,435,758,064
Net Assets consist of:
Paid in capital		$1,279,092,321
Undistributed net investment income		5,647,941
Accumulated undistributed net realized gain (loss) on investments		(41,462,748)
Net unrealized appreciation (depreciation) on investments		192,480,550
Net Assets		$1,435,758,064
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($36,200,042 ÷ 3,101,747 shares)		$11.67
Maximum offering price per share (100/94.25 of $11.67)		$12.38
Class M:
Net Asset Value and redemption price per share ($11,664,702 ÷ 1,001,309 shares)		$11.65
Maximum offering price per share (100/96.50 of $11.65)		$12.07
Class C:
Net Asset Value and offering price per share ($23,354,415 ÷ 2,011,461 shares)(a)		$11.61
Asset Manager 40%:
Net Asset Value, offering price and redemption price per share ($1,344,513,758 ÷ 115,187,511 shares)		$11.67
Class I:
Net Asset Value, offering price and redemption price per share ($20,025,147 ÷ 1,715,432 shares)		$11.67

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2017
Investment Income
Dividends		$1,021,798
Interest		83
Income from Fidelity Central Funds		25,538,120
Total income		26,560,001
Expenses
Management fee	$5,281,070
Transfer agent fees	1,056,022
Distribution and service plan fees	371,724
Accounting and security lending fees	446,407
Custodian fees and expenses	5,716
Independent trustees' fees and expenses	4,919
Registration fees	143,943
Audit	41,281
Legal	3,323
Miscellaneous	9,908
Total expenses before reductions	7,364,313
Expense reductions	(26,594)	7,337,719
Net investment income (loss)		19,222,282
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,032,404
Fidelity Central Funds	18,620,845
Capital gain distributions from Fidelity Central Funds	1,966,698
Total net realized gain (loss)		23,619,947
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	3,555,639
Fidelity Central Funds	59,032,368
Total change in net unrealized appreciation (depreciation)		62,588,007
Net gain (loss)		86,207,954
Net increase (decrease) in net assets resulting from operations		$105,430,236

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2017	Year ended September 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$19,222,282	$19,274,896
Net realized gain (loss)	23,619,947	(478,823)
Change in net unrealized appreciation (depreciation)	62,588,007	71,682,189
Net increase (decrease) in net assets resulting from operations	105,430,236	90,478,262
Distributions to shareholders from net investment income	(17,947,374)	(19,559,955)
Distributions to shareholders from net realized gain	(2,200,401)	(12,743,655)
Total distributions	(20,147,775)	(32,303,610)
Share transactions - net increase (decrease)	178,133,653	116,130,128
Total increase (decrease) in net assets	263,416,114	174,304,780
Net Assets
Beginning of period	1,172,341,950	998,037,170
End of period	$1,435,758,064	$1,172,341,950
Other Information
Undistributed net investment income end of period	$5,647,941	$4,373,033

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Asset Manager 40% Class A

Years ended September 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.95	$10.39	$10.96	$10.66	$10.11
Income from Investment Operations
Net investment income (loss)A	.14	.16	.16	.14	.12
Net realized and unrealized gain (loss)	.73	.70	(.28)	.59	.66
Total from investment operations	.87	.86	(.12)	.73	.78
Distributions from net investment income	(.13)	(.17)	(.14)	(.15)	(.10)
Distributions from net realized gain	(.02)	(.13)	(.31)	(.28)	(.13)
Total distributions	(.15)	(.30)	(.45)	(.43)	(.23)
Net asset value, end of period	$11.67	$10.95	$10.39	$10.96	$10.66
Total ReturnB,C	8.01%	8.44%	(1.19)%	6.98%	7.88%
Ratios to Average Net AssetsD,E
Expenses before reductions	.84%	.84%	.85%	.85%	.87%
Expenses net of fee waivers, if any	.84%	.84%	.85%	.85%	.87%
Expenses net of all reductions	.84%	.84%	.84%	.85%	.86%
Net investment income (loss)	1.21%	1.53%	1.44%	1.31%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$36,200	$40,046	$30,959	$25,419	$16,042
Portfolio turnover rateF	20%	22%	22%	11%	22%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 40% Class M

Years ended September 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.93	$10.37	$10.94	$10.64	$10.09
Income from Investment Operations
Net investment income (loss)A	.11	.13	.13	.11	.10
Net realized and unrealized gain (loss)	.73	.70	(.28)	.59	.66
Total from investment operations	.84	.83	(.15)	.70	.76
Distributions from net investment income	(.10)	(.14)	(.11)	(.12)	(.08)
Distributions from net realized gain	(.02)	(.13)	(.31)	(.28)	(.13)
Total distributions	(.12)	(.27)	(.42)	(.40)	(.21)
Net asset value, end of period	$11.65	$10.93	$10.37	$10.94	$10.64
Total ReturnB,C	7.75%	8.12%	(1.45)%	6.72%	7.62%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.12%	1.12%	1.11%	1.12%	1.14%
Expenses net of fee waivers, if any	1.11%	1.12%	1.11%	1.12%	1.14%
Expenses net of all reductions	1.11%	1.12%	1.10%	1.12%	1.13%
Net investment income (loss)	.94%	1.25%	1.18%	1.04%	.94%
Supplemental Data
Net assets, end of period (000 omitted)	$11,665	$10,297	$9,309	$8,295	$6,969
Portfolio turnover rateF	20%	22%	22%	11%	22%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 40% Class C

Years ended September 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.90	$10.34	$10.91	$10.62	$10.08
Income from Investment Operations
Net investment income (loss)A	.05	.08	.07	.06	.04
Net realized and unrealized gain (loss)	.73	.70	(.27)	.58	.66
Total from investment operations	.78	.78	(.20)	.64	.70
Distributions from net investment income	(.05)	(.09)	(.06)	(.07)	(.03)
Distributions from net realized gain	(.02)	(.13)	(.31)	(.28)	(.13)
Total distributions	(.07)	(.22)	(.37)	(.35)	(.16)
Net asset value, end of period	$11.61	$10.90	$10.34	$10.91	$10.62
Total ReturnB,C	7.16%	7.62%	(1.94)%	6.17%	7.02%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.61%	1.61%	1.62%	1.62%	1.64%
Expenses net of fee waivers, if any	1.61%	1.61%	1.62%	1.62%	1.64%
Expenses net of all reductions	1.61%	1.61%	1.62%	1.62%	1.63%
Net investment income (loss)	.45%	.76%	.67%	.54%	.44%
Supplemental Data
Net assets, end of period (000 omitted)	$23,354	$22,064	$19,515	$15,769	$9,272
Portfolio turnover rateF	20%	22%	22%	11%	22%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 40%

Years ended September 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.95	$10.39	$10.96	$10.66	$10.11
Income from Investment Operations
Net investment income (loss)A	.17	.19	.19	.17	.16
Net realized and unrealized gain (loss)	.73	.70	(.28)	.59	.65
Total from investment operations	.90	.89	(.09)	.76	.81
Distributions from net investment income	(.16)	(.20)	(.17)	(.18)	(.13)
Distributions from net realized gain	(.02)	(.13)	(.31)	(.28)	(.13)
Total distributions	(.18)	(.33)	(.48)	(.46)	(.26)
Net asset value, end of period	$11.67	$10.95	$10.39	$10.96	$10.66
Total ReturnB	8.35%	8.76%	(.90)%	7.29%	8.21%
Ratios to Average Net AssetsC,D
Expenses before reductions	.54%	.54%	.55%	.56%	.57%
Expenses net of fee waivers, if any	.54%	.54%	.55%	.56%	.57%
Expenses net of all reductions	.53%	.54%	.54%	.56%	.56%
Net investment income (loss)	1.52%	1.83%	1.74%	1.60%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$1,344,514	$1,084,411	$917,607	$769,619	$495,019
Portfolio turnover rateE	20%	22%	22%	11%	22%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 40% Class I

Years ended September 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.95	$10.39	$10.96	$10.66	$10.11
Income from Investment Operations
Net investment income (loss)A	.17	.19	.18	.17	.15
Net realized and unrealized gain (loss)	.73	.69	(.27)	.58	.66
Total from investment operations	.90	.88	(.09)	.75	.81
Distributions from net investment income	(.16)	(.19)	(.17)	(.18)	(.13)
Distributions from net realized gain	(.02)	(.13)	(.31)	(.28)	(.13)
Total distributions	(.18)	(.32)	(.48)	(.45)B	(.26)
Net asset value, end of period	$11.67	$10.95	$10.39	$10.96	$10.66
Total ReturnC	8.32%	8.67%	(.90)%	7.25%	8.15%
Ratios to Average Net AssetsD,E
Expenses before reductions	.56%	.58%	.60%	.58%	.63%
Expenses net of fee waivers, if any	.56%	.58%	.60%	.58%	.63%
Expenses net of all reductions	.56%	.58%	.60%	.57%	.62%
Net investment income (loss)	1.49%	1.79%	1.69%	1.59%	1.45%
Supplemental Data
Net assets, end of period (000 omitted)	$20,025	$15,525	$20,038	$4,256	$1,196
Portfolio turnover rateF	20%	22%	22%	11%	22%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.45 per share is comprised of distributions from net investment income of $.176 and distributions from net realized gain of $.276 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 50%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.7	0.9
Amazon.com, Inc.	0.6	0.6
Facebook, Inc. Class A	0.5	0.4
Amgen, Inc.	0.4	0.4
Tesla, Inc.	0.4	0.3
British American Tobacco PLC sponsored ADR	0.4	0.4
Bank of America Corp.	0.4	0.4
Citigroup, Inc,.	0.3	0.3
Berkshire Hathaway, Inc. Class B	0.3	0.4
Alibaba Group Holding Ltd. sponsored ADR	0.3	0.0
	4.3

Top Five Market Sectors as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.7	19.6
Information Technology	7.7	7.7
Consumer Discretionary	7.4	7.7
Health Care	5.9	6.1
Industrials	5.4	5.4

Top Five Bond Issuers as of September 30, 2017

(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	16.1	14.7
Fannie Mae	3.1	3.8
Freddie Mac	1.7	1.9
Ginnie Mae	1.5	1.5
Petroleos Mexicanos	0.9	0.8
	23.3

Quality Diversification (% of fund's net assets)

As of September 30, 2017
U.S. Government and U.S. Government Agency Obligations	23.0%
AAA,AA,A	1.8%
BBB	8.6%
BB and Below	5.7%
Not Rated	0.2%
Equities*	49.9%
Short-Term Investments and Net Other Assets	10.8%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 2.0%

As of March 31, 2017
U.S. Government and U.S. Government Agency Obligations	21.9%
AAA,AA,A	2.0%
BBB	8.6%
BB and Below	6.4%
Not Rated	0.2%
Equities*	50.6%
Short-Term Investments and Net Other Assets	10.3%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 2.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of September 30, 2017
Stock Class and Equity Futures*	50.2%
Bond Class	36.1%
Short-Term Class	13.7%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 2.0%

As of March 31, 2017
Stock Class and Equity Futures*	50.5%
Bond Class	38.0%
Short-Term Class	11.5%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 2.1%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 22.2% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 50%

Investments September 30, 2017

Showing Percentage of Net Assets

Equity Central Funds - 47.2%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	26,442,308	$171,081,730
Fidelity Consumer Discretionary Central Fund (a)	916,086	259,939,506
Fidelity Consumer Staples Central Fund (a)	786,348	183,266,354
Fidelity Emerging Markets Equity Central Fund (a)	973,340	239,714,069
Fidelity Energy Central Fund (a)	1,207,518	142,776,899
Fidelity Financials Central Fund (a)	4,807,311	510,151,833
Fidelity Health Care Central Fund (a)	911,983	364,929,834
Fidelity Industrials Central Fund (a)	912,476	262,491,935
Fidelity Information Technology Central Fund (a)	1,378,108	626,805,040
Fidelity International Equity Central Fund (a)	11,356,875	993,272,283
Fidelity Materials Central Fund (a)	327,688	85,333,265
Fidelity Real Estate Equity Central Fund (a)	358,454	40,444,401
Fidelity Telecom Services Central Fund (a)	301,258	59,953,338
Fidelity Utilities Central Fund (a)	450,147	83,380,777
TOTAL EQUITY CENTRAL FUNDS
(Cost $2,281,648,477)		4,023,541,264

Fixed-Income Central Funds - 39.5%
High Yield Fixed-Income Funds - 3.5%
Fidelity Emerging Markets Debt Central Fund (a)	4,267,115	43,993,956
Fidelity Floating Rate Central Fund (a)	797,799	82,300,945
Fidelity High Income Central Fund 1 (a)	1,673,034	168,491,217

TOTAL HIGH YIELD FIXED-INCOME FUNDS		294,786,118

Investment Grade Fixed-Income Funds - 36.0%
Fidelity Inflation-Protected Bond Index Central Fund (a)	3,010,393	307,662,145
Fidelity International Credit Central Fund (a)	496,205	49,972,811
Fidelity Investment Grade Bond Central Fund (a)	24,916,324	2,712,390,982

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		3,070,025,938

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $3,135,658,569)		3,364,812,056

Money Market Central Funds - 9.5%
Fidelity Cash Central Fund, 1.09% (b)	368,167,654	368,241,288
Fidelity Money Market Central Fund, 1.41% (b)	439,115,180	439,159,092
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $807,311,575)		807,400,380

Investment Companies - 3.8%
iShares 20+ Year Treasury Bond ETF	850,778	106,143,064
iShares Core MSCI Emerging Markets ETF	1,307,187	70,614,242
iShares MSCI EAFE Index ETF	943,725	64,626,288
iShares MSCI Japan ETF	1,526,067	85,017,193
TOTAL INVESTMENT COMPANIES
(Cost $293,914,572)		326,400,787
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $6,518,533,193)		8,522,154,487
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,473,086)
NET ASSETS - 100%		$8,520,681,401

Security Type Abbreviations

– ETF - Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	2,845,944
Fidelity Commodity Strategy Central Fund	775,304
Fidelity Consumer Discretionary Central Fund	2,853,465
Fidelity Consumer Staples Central Fund	4,707,272
Fidelity Emerging Markets Debt Central Fund	2,931,463
Fidelity Emerging Markets Equity Central Fund	3,382,843
Fidelity Energy Central Fund	3,006,078
Fidelity Financials Central Fund	7,625,325
Fidelity Floating Rate Central Fund	4,049,926
Fidelity Health Care Central Fund	2,798,664
Fidelity High Income Central Fund 1	12,213,071
Fidelity Industrials Central Fund	3,739,399
Fidelity Inflation-Protected Bond Index Central Fund	497,117
Fidelity Information Technology Central Fund	4,109,547
Fidelity International Credit Central Fund	35,903
Fidelity International Equity Central Fund	20,715,096
Fidelity Investment Grade Bond Central Fund	69,102,905
Fidelity Materials Central Fund	1,304,725
Fidelity Money Market Central Fund	4,032,047
Fidelity Real Estate Equity Central Fund	920,737
Fidelity Securities Lending Cash Central Fund	47,193
Fidelity Telecom Services Central Fund	1,434,514
Fidelity Utilities Central Fund	2,067,703
Total	$155,196,241

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$93,258,426	$108,741,454	$30,084,811	$(1,908,520)	$1,075,181	$171,081,730	24.5%
Fidelity Consumer Discretionary Central Fund	296,469,005	11,591,310	86,364,372	48,776,653	(10,533,090)	259,939,506	16.4%
Fidelity Consumer Staples Central Fund	221,457,869	13,755,418	57,016,345	28,630,048	(23,560,636)	183,266,354	15.5%
Fidelity Emerging Markets Debt Central Fund	40,974,871	4,181,400	1,626,021	(3,007)	466,713	43,993,956	34.2%
Fidelity Emerging Markets Equity Central Fund	123,855,678	88,504,278	9,819,645	345,543	36,828,215	239,714,069	31.4%
Fidelity Energy Central Fund	178,072,990	8,766,605	33,245,880	5,421,284	(16,238,100)	142,776,899	15.2%
Fidelity Financials Central Fund	488,622,266	23,758,858	116,838,023	7,288,181	107,320,551	510,151,833	16.8%
Fidelity Floating Rate Central Fund	78,553,615	6,582,623	3,246,707	87,245	324,169	82,300,945	5.0%
Fidelity Health Care Central Fund	350,759,138	30,819,273	64,071,301	27,633,572	19,789,152	364,929,834	15.6%
Fidelity High Income Central Fund 1	265,166,398	18,461,555	120,507,990	3,654,229	1,717,025	168,491,217	33.5%
Fidelity Industrials Central Fund	264,500,993	16,789,362	64,870,169	34,027,717	12,044,032	262,491,935	16.3%
Fidelity Inflation-Protected Bond Index Central Fund	303,215,289	33,798,542	26,699,243	57,042	(2,709,485)	307,662,145	31.7%
Fidelity Information Technology Central Fund	584,872,734	25,903,609	181,088,483	131,762,311	65,354,869	626,805,040	15.7%
Fidelity International Credit Central Fund	--	49,932,320	309,259	(287)	350,037	49,972,811	48.8%
Fidelity International Equity Central Fund	722,603,960	193,749,260	57,601,068	3,054,213	131,465,918	993,272,283	32.1%
Fidelity Investment Grade Bond Central Fund	2,614,370,089	313,710,409	185,203,597	1,303,888	(31,789,807)	2,712,390,982	36.5%
Fidelity Materials Central Fund	81,336,374	3,734,449	16,408,864	7,588,350	9,082,956	85,333,265	18.0%
Fidelity Real Estate Equity Central Fund	55,385,111	2,466,594	16,902,547	1,405,758	(1,910,515)	40,444,401	31.8%
Fidelity Telecom Services Central Fund	62,722,849	5,157,469	10,482,456	3,475,492	(920,016)	59,953,338	15.8%
Fidelity Utilities Central Fund	85,707,338	5,728,235	18,162,288	5,535,537	4,571,955	83,380,777	16.6%
Total	$6,911,904,993	$966,133,023	$1,100,549,069	$308,135,249	$302,729,124	$7,388,353,320

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	77.8%
United Kingdom	2.7%
Japan	2.7%
Germany	1.6%
Cayman Islands	1.5%
France	1.3%
Netherlands	1.3%
Mexico	1.0%
Others (Individually Less Than 1%)	10.1%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 50%

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $293,914,572)	$326,400,787
Fidelity Central Funds (cost $6,224,618,621)	8,195,753,700
Total Investment in Securities (cost $6,518,533,193)		$8,522,154,487
Receivable for investments sold		2,985,645
Receivable for fund shares sold		4,023,960
Distributions receivable from Fidelity Central Funds		336,058
Prepaid expenses		20,235
Other receivables		270,323
Total assets		8,529,790,708
Liabilities
Payable for investments purchased	$734,706
Payable for fund shares redeemed	3,526,870
Accrued management fee	3,483,406
Transfer agent fee payable	884,345
Distribution and service plan fees payable	65,578
Other affiliated payables	136,081
Other payables and accrued expenses	278,321
Total liabilities		9,109,307
Net Assets		$8,520,681,401
Net Assets consist of:
Paid in capital		$7,137,362,257
Undistributed net investment income		30,395,996
Accumulated undistributed net realized gain (loss) on investments		(650,698,146)
Net unrealized appreciation (depreciation) on investments		2,003,621,294
Net Assets		$8,520,681,401
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($75,623,021 ÷ 4,134,308 shares)		$18.29
Maximum offering price per share (100/94.25 of $18.29)		$19.41
Class M:
Net Asset Value and redemption price per share ($36,209,130 ÷ 1,981,708 shares)		$18.27
Maximum offering price per share (100/96.50 of $18.27)		$18.93
Class C:
Net Asset Value and offering price per share ($41,899,646 ÷ 2,308,633 shares)(a)		$18.15
Asset Manager 50%:
Net Asset Value, offering price and redemption price per share ($8,324,452,144 ÷ 453,254,245 shares)		$18.37
Class I:
Net Asset Value, offering price and redemption price per share ($42,497,460 ÷ 2,318,015 shares)		$18.33

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2017
Investment Income
Dividends		$7,412,643
Interest		678
Income from Fidelity Central Funds		155,196,241
Total income		162,609,562
Expenses
Management fee	$39,686,099
Transfer agent fees	10,308,518
Distribution and service plan fees	770,517
Accounting and security lending fees	1,492,236
Custodian fees and expenses	7,714
Independent trustees' fees and expenses	30,887
Appreciation in deferred trustee compensation account	906
Registration fees	154,398
Audit	41,281
Legal	23,661
Miscellaneous	64,857
Total expenses before reductions	52,581,074
Expense reductions	(193,846)	52,387,228
Net investment income (loss)		110,222,334
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	17,436,948
Fidelity Central Funds	308,148,037
Capital gain distributions from Fidelity Central Funds	14,282,210
Total net realized gain (loss)		339,867,195
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	32,318,773
Fidelity Central Funds	302,628,329
Total change in net unrealized appreciation (depreciation)		334,947,102
Net gain (loss)		674,814,297
Net increase (decrease) in net assets resulting from operations		$785,036,631

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2017	Year ended September 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$110,222,334	$131,308,625
Net realized gain (loss)	339,867,195	76,227,495
Change in net unrealized appreciation (depreciation)	334,947,102	493,531,354
Net increase (decrease) in net assets resulting from operations	785,036,631	701,067,474
Distributions to shareholders from net investment income	(107,453,165)	(137,724,737)
Distributions to shareholders from net realized gain	(39,645,780)	(287,947,103)
Total distributions	(147,098,945)	(425,671,840)
Share transactions - net increase (decrease)	124,147,432	(200,114,641)
Total increase (decrease) in net assets	762,085,118	75,280,993
Net Assets
Beginning of period	7,758,596,283	7,683,315,290
End of period	$8,520,681,401	$7,758,596,283
Other Information
Undistributed net investment income end of period	$30,395,996	$27,626,827

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Asset Manager 50% Class A

Years ended September 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$16.91	$16.33	$17.99	$17.78	$16.36
Income from Investment Operations
Net investment income (loss)A	.19	.23	.23	.22	.19
Net realized and unrealized gain (loss)	1.46	1.21	(.50)	1.13	1.43
Total from investment operations	1.65	1.44	(.27)	1.35	1.62
Distributions from net investment income	(.18)	(.25)	(.22)	(.23)	(.19)
Distributions from net realized gain	(.09)	(.62)	(1.17)	(.91)	(.02)
Total distributions	(.27)	(.86)B	(1.39)	(1.14)	(.20)C
Net asset value, end of period	$18.29	$16.91	$16.33	$17.99	$17.78
Total ReturnD,E	9.90%	9.19%	(1.70)%	7.96%	10.01%
Ratios to Average Net AssetsF,G
Expenses before reductions	.96%	.96%	.96%	.95%	.99%
Expenses net of fee waivers, if any	.96%	.96%	.96%	.95%	.99%
Expenses net of all reductions	.95%	.96%	.95%	.95%	.98%
Net investment income (loss)	1.08%	1.42%	1.34%	1.24%	1.12%
Supplemental Data
Net assets, end of period (000 omitted)	$75,623	$77,724	$70,616	$72,246	$74,128
Portfolio turnover rateH	20%	19%	17%	10%	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.86 per share is comprised of distributions from net investment income of $.247 and distributions from net realized gain of $.616 per share.

 C Total distributions of $.20 per share is comprised of distributions from net investment income of $.187 and distributions from net realized gain of $.015 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 50% Class M

Years ended September 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$16.90	$16.31	$17.97	$17.76	$16.34
Income from Investment Operations
Net investment income (loss)A	.14	.19	.19	.17	.15
Net realized and unrealized gain (loss)	1.46	1.22	(.51)	1.14	1.43
Total from investment operations	1.60	1.41	(.32)	1.31	1.58
Distributions from net investment income	(.14)	(.20)	(.17)	(.19)	(.15)
Distributions from net realized gain	(.09)	(.62)	(1.17)	(.91)	(.02)
Total distributions	(.23)	(.82)	(1.34)	(1.10)	(.16)B
Net asset value, end of period	$18.27	$16.90	$16.31	$17.97	$17.76
Total ReturnC,D	9.57%	8.97%	(1.98)%	7.69%	9.76%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.21%	1.22%	1.22%	1.22%	1.24%
Expenses net of fee waivers, if any	1.21%	1.22%	1.22%	1.22%	1.24%
Expenses net of all reductions	1.21%	1.22%	1.22%	1.22%	1.22%
Net investment income (loss)	.83%	1.15%	1.07%	.97%	.87%
Supplemental Data
Net assets, end of period (000 omitted)	$36,209	$32,431	$30,381	$32,372	$28,826
Portfolio turnover rateG	20%	19%	17%	10%	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.16 per share is comprised of distributions from net investment income of $.148 and distributions from net realized gain of $.015 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 50% Class C

Years ended September 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$16.79	$16.21	$17.88	$17.68	$16.27
Income from Investment Operations
Net investment income (loss)A	.05	.11	.10	.08	.06
Net realized and unrealized gain (loss)	1.46	1.21	(.52)	1.13	1.43
Total from investment operations	1.51	1.32	(.42)	1.21	1.49
Distributions from net investment income	(.06)	(.12)	(.08)	(.10)	(.07)
Distributions from net realized gain	(.09)	(.62)	(1.17)	(.91)	(.02)
Total distributions	(.15)	(.74)	(1.25)	(1.01)	(.08)B
Net asset value, end of period	$18.15	$16.79	$16.21	$17.88	$17.68
Total ReturnC,D	9.07%	8.42%	(2.52)%	7.16%	9.21%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.72%	1.72%	1.72%	1.72%	1.74%
Expenses net of fee waivers, if any	1.72%	1.72%	1.72%	1.72%	1.74%
Expenses net of all reductions	1.71%	1.72%	1.72%	1.72%	1.73%
Net investment income (loss)	.32%	.66%	.57%	.47%	.37%
Supplemental Data
Net assets, end of period (000 omitted)	$41,900	$42,706	$42,095	$38,792	$31,204
Portfolio turnover rateG	20%	19%	17%	10%	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.08 per share is comprised of distributions from net investment income of $.068 and distributions from net realized gain of $.015 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 50%

Years ended September 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$16.98	$16.39	$18.06	$17.84	$16.41
Income from Investment Operations
Net investment income (loss)A	.24	.28	.29	.28	.24
Net realized and unrealized gain (loss)	1.47	1.22	(.52)	1.14	1.44
Total from investment operations	1.71	1.50	(.23)	1.42	1.68
Distributions from net investment income	(.24)	(.30)	(.27)	(.29)	(.24)
Distributions from net realized gain	(.09)	(.62)	(1.17)	(.91)	(.02)
Total distributions	(.32)B	(.91)C	(1.44)	(1.20)	(.25)D
Net asset value, end of period	$18.37	$16.98	$16.39	$18.06	$17.84
Total ReturnE	10.26%	9.56%	(1.45)%	8.33%	10.38%
Ratios to Average Net AssetsF,G
Expenses before reductions	.65%	.65%	.66%	.66%	.68%
Expenses net of fee waivers, if any	.64%	.65%	.66%	.66%	.67%
Expenses net of all reductions	.64%	.65%	.65%	.66%	.66%
Net investment income (loss)	1.39%	1.72%	1.63%	1.53%	1.43%
Supplemental Data
Net assets, end of period (000 omitted)	$8,324,452	$7,566,062	$7,504,374	$7,956,041	$7,384,756
Portfolio turnover rateH	20%	19%	17%	10%	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.32 per share is comprised of distributions from net investment income of $.237 and distributions from net realized gain of $.087 per share.

 C Total distributions of $.91 per share is comprised of distributions from net investment income of $.297 and distributions from net realized gain of $.616 per share.

 D Total distributions of $.25 per share is comprised of distributions from net investment income of $.239 and distributions from net realized gain of $.015 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 50% Class I

Years ended September 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$16.95	$16.36	$18.03	$17.81	$16.39
Income from Investment Operations
Net investment income (loss)A	.24	.27	.28	.27	.24
Net realized and unrealized gain (loss)	1.46	1.23	(.52)	1.14	1.43
Total from investment operations	1.70	1.50	(.24)	1.41	1.67
Distributions from net investment income	(.23)	(.29)	(.26)	(.28)	(.23)
Distributions from net realized gain	(.09)	(.62)	(1.17)	(.91)	(.02)
Total distributions	(.32)	(.91)	(1.43)	(1.19)	(.25)
Net asset value, end of period	$18.33	$16.95	$16.36	$18.03	$17.81
Total ReturnB	10.17%	9.53%	(1.50)%	8.29%	10.28%
Ratios to Average Net AssetsC,D
Expenses before reductions	.68%	.70%	.70%	.71%	.72%
Expenses net of fee waivers, if any	.68%	.70%	.70%	.71%	.72%
Expenses net of all reductions	.68%	.70%	.69%	.71%	.71%
Net investment income (loss)	1.35%	1.68%	1.59%	1.48%	1.39%
Supplemental Data
Net assets, end of period (000 omitted)	$42,497	$39,673	$33,434	$33,575	$21,429
Portfolio turnover rateE	20%	19%	17%	10%	21%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 60%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.9	1.1
Amazon.com, Inc.	0.7	0.7
Facebook, Inc. Class A	0.6	0.5
Amgen, Inc.	0.5	0.4
Tesla, Inc.	0.5	0.4
British American Tobacco PLC sponsored ADR	0.5	0.5
Bank of America Corp.	0.4	0.4
Citigroup, Inc.	0.4	0.4
Berkshire Hathaway, Inc. Class B	0.4	0.4
Microsoft Corp.	0.4	0.4
	5.3

Top Five Market Sectors as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.0	18.2
Information Technology	9.7	9.4
Consumer Discretionary	8.4	9.1
Health Care	6.9	7.1
Industrials	6.3	6.6

Quality Diversification (% of fund's net assets)

As of September 30, 2017
U.S. Government and U.S. Government Agency Obligations	20.0%
AAA,AA,A	1.4%
BBB	7.0%
BB and Below	5.2%
Not Rated	0.2%
Equities*	59.7%
Short-Term Investments and Net Other Assets	6.5%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 2.0%

As of March 31, 2017
U.S. Government and U.S. Government Agency Obligations	18.9%
AAA,AA,A	1.7%
BBB	7.0%
BB and Below	6.1%
Not Rated	0.2%
Equities*	60.0%
Short-Term Investments and Net Other Assets	6.1%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 2.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of September 30, 2017
Stock Class and Equity Futures*	60.0%
Bond Class	31.1%
Short-Term Class	8.9%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 2.0%

As of March 31, 2017
Stock Class and Equity Futures*	60.2%
Bond Class	32.8%
Short-Term Class	7.0%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 2.0%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 24.9% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 60%

Investments September 30, 2017

Showing Percentage of Net Assets

Equity Central Funds - 56.8%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	6,070,112	$39,273,627
Fidelity Consumer Discretionary Central Fund (a)	259,314	73,580,418
Fidelity Consumer Staples Central Fund (a)	222,135	51,770,881
Fidelity Emerging Markets Equity Central Fund (a)	262,512	64,651,508
Fidelity Energy Central Fund (a)	341,931	40,429,915
Fidelity Financials Central Fund (a)	1,359,960	144,318,936
Fidelity Health Care Central Fund (a)	258,147	103,297,465
Fidelity Industrials Central Fund (a)	258,529	74,371,046
Fidelity Information Technology Central Fund (a)	393,633	179,035,884
Fidelity International Equity Central Fund (a)	3,095,969	270,773,437
Fidelity Materials Central Fund (a)	92,562	24,104,062
Fidelity Real Estate Equity Central Fund (a)	82,629	9,323,063
Fidelity Telecom Services Central Fund (a)	85,317	16,978,997
Fidelity Utilities Central Fund (a)	127,732	23,659,850
TOTAL EQUITY CENTRAL FUNDS
(Cost $710,777,409)		1,115,569,089

Fixed-Income Central Funds - 34.0%
High Yield Fixed-Income Funds - 3.4%
Fidelity Emerging Markets Debt Central Fund (a)	962,756	9,926,013
Fidelity Floating Rate Central Fund (a)	183,977	18,979,055
Fidelity High Income Central Fund 1 (a)	383,195	38,591,543

TOTAL HIGH YIELD FIXED-INCOME FUNDS		67,496,611

Investment Grade Fixed-Income Funds - 30.6%
Fidelity Inflation-Protected Bond Index Central Fund (a)	691,211	70,641,718
Fidelity Investment Grade Bond Central Fund (a)	4,867,946	529,924,557

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		600,566,275

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $644,483,558)		668,062,886

Money Market Central Funds - 5.0%
Fidelity Cash Central Fund, 1.09% (b)	68,457,259	68,470,951
Fidelity Money Market Central Fund, 1.41% (b)	30,176,373	30,179,390
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $98,641,658)		98,650,341

Investment Companies - 4.2%
iShares 20+ Year Treasury Bond ETF	192,891	24,065,081
iShares Core MSCI Emerging Markets ETF	409,881	22,141,772
iShares MSCI EAFE Index ETF	255,628	17,505,405
iShares MSCI Japan ETF	344,504	19,192,318
TOTAL INVESTMENT COMPANIES
(Cost $74,034,791)		82,904,576
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,527,937,416)		1,965,186,892
NET OTHER ASSETS (LIABILITIES) - 0.0%		(445,755)
NET ASSETS - 100%		$1,964,741,137

Security Type Abbreviations

– ETF - Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$389,860
Fidelity Commodity Strategy Central Fund	174,755
Fidelity Consumer Discretionary Central Fund	752,577
Fidelity Consumer Staples Central Fund	1,260,072
Fidelity Emerging Markets Debt Central Fund	634,058
Fidelity Emerging Markets Equity Central Fund	914,309
Fidelity Energy Central Fund	821,489
Fidelity Financials Central Fund	2,027,139
Fidelity Floating Rate Central Fund	855,568
Fidelity Health Care Central Fund	754,846
Fidelity High Income Central Fund 1	2,652,118
Fidelity Industrials Central Fund	988,207
Fidelity Inflation-Protected Bond Index Central Fund	109,720
Fidelity Information Technology Central Fund	1,106,391
Fidelity International Equity Central Fund	5,579,539
Fidelity Investment Grade Bond Central Fund	12,666,102
Fidelity Materials Central Fund	348,045
Fidelity Money Market Central Fund	350,423
Fidelity Real Estate Equity Central Fund	200,830
Fidelity Securities Lending Cash Central Fund	2,993
Fidelity Telecom Services Central Fund	383,748
Fidelity Utilities Central Fund	549,291
Total	$33,522,080

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$18,610,775	$27,020,779	$6,204,423	$(372,440)	$218,936	$39,273,627	5.6%
Fidelity Consumer Discretionary Central Fund	70,882,185	11,906,119	19,186,657	4,748,023	5,230,748	73,580,418	4.7%
Fidelity Consumer Staples Central Fund	53,048,360	10,020,742	12,707,291	2,017,195	(608,125)	51,770,881	4.4%
Fidelity Emerging Markets Debt Central Fund	8,214,479	1,928,276	344,103	1,947	125,414	9,926,013	7.7%
Fidelity Emerging Markets Equity Central Fund	29,379,814	27,153,458	2,522,716	(9,157)	10,650,109	64,651,508	8.5%
Fidelity Energy Central Fund	42,666,865	7,637,022	6,733,280	(109,375)	(3,031,317)	40,429,915	4.3%
Fidelity Financials Central Fund	117,359,278	21,805,552	24,382,175	2,566,700	26,969,581	144,318,936	4.8%
Fidelity Floating Rate Central Fund	14,714,215	4,876,884	678,734	7,088	59,602	18,979,055	1.2%
Fidelity Health Care Central Fund	84,314,184	18,788,256	13,432,021	1,826,602	11,800,444	103,297,465	4.4%
Fidelity High Income Central Fund 1	53,050,901	8,964,085	24,605,568	324,046	858,079	38,591,543	7.7%
Fidelity Industrials Central Fund	63,322,120	12,636,624	13,521,884	2,085,452	9,848,734	74,371,046	4.6%
Fidelity Inflation-Protected Bond Index Central Fund	60,687,179	15,901,722	5,484,225	(16,845)	(446,113)	70,641,718	7.3%
Fidelity Information Technology Central Fund	139,649,129	24,958,955	39,276,607	10,553,106	43,151,301	179,035,884	4.5%
Fidelity International Equity Central Fund	180,699,204	67,190,368	14,136,744	(10,239)	37,030,848	270,773,437	8.8%
Fidelity Investment Grade Bond Central Fund	432,844,176	120,844,482	19,771,560	(31,756)	(3,960,785)	529,924,557	7.1%
Fidelity Materials Central Fund	19,433,946	3,717,688	3,437,866	314,822	4,075,472	24,104,062	5.1%
Fidelity Real Estate Equity Central Fund	11,191,603	1,813,936	3,624,613	238,395	(296,258)	9,323,063	7.3%
Fidelity Telecom Services Central Fund	15,237,712	3,631,033	2,524,656	25,877	609,031	16,978,997	4.5%
Fidelity Utilities Central Fund	20,564,537	3,818,502	3,512,557	337,503	2,451,865	23,659,850	4.7%
Total	$1,435,870,662	$394,614,483	$216,087,680	$24,496,944	$144,737,566	$1,783,631,975

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	75.1%
Japan	3.2%
United Kingdom	3.1%
Cayman Islands	1.9%
Germany	1.8%
France	1.4%
Netherlands	1.4%
Canada	1.1%
Ireland	1.0%
Switzerland	1.0%
Mexico	1.0%
Others (Individually Less Than 1%)	8.0%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 60%

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $74,034,791)	$82,904,576
Fidelity Central Funds (cost $1,453,902,625)	1,882,282,316
Total Investment in Securities (cost $1,527,937,416)		$1,965,186,892
Receivable for investments sold		1,892,489
Receivable for fund shares sold		1,295,911
Distributions receivable from Fidelity Central Funds		62,235
Prepaid expenses		4,619
Other receivables		4,475
Total assets		1,968,446,621
Liabilities
Payable for investments purchased	$7,826
Payable for fund shares redeemed	2,462,515
Accrued management fee	885,193
Distribution and service plan fees payable	51,911
Other affiliated payables	248,051
Other payables and accrued expenses	49,988
Total liabilities		3,705,484
Net Assets		$1,964,741,137
Net Assets consist of:
Paid in capital		$1,635,014,162
Undistributed net investment income		15,728,572
Accumulated undistributed net realized gain (loss) on investments		(123,251,073)
Net unrealized appreciation (depreciation) on investments		437,249,476
Net Assets		$1,964,741,137
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($59,048,809 ÷ 4,756,089 shares)		$12.42
Maximum offering price per share (100/94.25 of $12.42)		$13.18
Class M:
Net Asset Value and redemption price per share ($20,859,714 ÷ 1,689,804 shares)		$12.34
Maximum offering price per share (100/96.50 of $12.34)		$12.79
Class C:
Net Asset Value and offering price per share ($37,384,313 ÷ 3,068,469 shares)(a)		$12.18
Asset Manager 60%:
Net Asset Value, offering price and redemption price per share ($1,821,025,025 ÷ 145,994,226 shares)		$12.47
Class I:
Net Asset Value, offering price and redemption price per share ($26,423,276 ÷ 2,117,765 shares)		$12.48

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2017
Investment Income
Dividends		$1,766,039
Interest		136
Income from Fidelity Central Funds		33,522,080
Total income		35,288,255
Expenses
Management fee	$9,586,074
Transfer agent fees	2,048,785
Distribution and service plan fees	584,102
Accounting and security lending fees	690,021
Custodian fees and expenses	5,680
Independent trustees' fees and expenses	6,668
Registration fees	141,059
Audit	41,281
Legal	4,444
Miscellaneous	13,320
Total expenses before reductions	13,121,434
Expense reductions	(44,216)	13,077,218
Net investment income (loss)		22,211,037
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,375,416
Fidelity Central Funds	24,500,736
Capital gain distributions from Fidelity Central Funds	3,249,158
Total net realized gain (loss)		33,125,310
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	6,701,839
Fidelity Central Funds	144,724,402
Total change in net unrealized appreciation (depreciation)		151,426,241
Net gain (loss)		184,551,551
Net increase (decrease) in net assets resulting from operations		$206,762,588

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2017	Year ended September 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$22,211,037	$23,151,106
Net realized gain (loss)	33,125,310	(944,043)
Change in net unrealized appreciation (depreciation)	151,426,241	121,429,191
Net increase (decrease) in net assets resulting from operations	206,762,588	143,636,254
Distributions to shareholders from net investment income	(21,450,594)	(24,052,987)
Distributions to shareholders from net realized gain	(3,176,374)	(32,419,519)
Total distributions	(24,626,968)	(56,472,506)
Share transactions - net increase (decrease)	227,624,955	75,598,059
Total increase (decrease) in net assets	409,760,575	162,761,807
Net Assets
Beginning of period	1,554,980,562	1,392,218,755
End of period	$1,964,741,137	$1,554,980,562
Other Information
Undistributed net investment income end of period	$15,728,572	$16,009,546

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Asset Manager 60% Class A

Years ended September 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.24	$10.60	$11.53	$11.17	$10.16
Income from Investment Operations
Net investment income (loss)A	.11	.14	.14	.12	.11
Net realized and unrealized gain (loss)	1.21	.90	(.39)	.83	1.10
Total from investment operations	1.32	1.04	(.25)	.95	1.21
Distributions from net investment income	(.12)	(.15)	(.12)	(.09)	(.09)
Distributions from net realized gain	(.02)	(.25)	(.56)	(.50)	(.11)
Total distributions	(.14)	(.40)	(.68)	(.59)	(.20)
Net asset value, end of period	$12.42	$11.24	$10.60	$11.53	$11.17
Total ReturnB,C	11.86%	10.10%	(2.36)%	8.87%	12.15%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.03%	1.03%	1.04%	1.03%	1.06%
Expenses net of fee waivers, if any	1.03%	1.03%	1.03%	1.03%	1.06%
Expenses net of all reductions	1.02%	1.03%	1.03%	1.03%	1.05%
Net investment income (loss)	.98%	1.30%	1.20%	1.08%	1.02%
Supplemental Data
Net assets, end of period (000 omitted)	$59,049	$59,027	$53,879	$53,382	$41,926
Portfolio turnover rateF	18%	21%	22%	11%	22%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 60% Class M

Years ended September 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.17	$10.55	$11.48	$11.12	$10.12
Income from Investment Operations
Net investment income (loss)A	.09	.11	.11	.09	.08
Net realized and unrealized gain (loss)	1.19	.88	(.39)	.84	1.09
Total from investment operations	1.28	.99	(.28)	.93	1.17
Distributions from net investment income	(.09)	(.13)	(.09)	(.07)	(.06)
Distributions from net realized gain	(.02)	(.25)	(.56)	(.50)	(.11)
Total distributions	(.11)	(.37)B	(.65)	(.57)	(.17)
Net asset value, end of period	$12.34	$11.17	$10.55	$11.48	$11.12
Total ReturnC,D	11.58%	9.68%	(2.63)%	8.66%	11.78%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.28%	1.29%	1.29%	1.30%	1.32%
Expenses net of fee waivers, if any	1.28%	1.29%	1.29%	1.30%	1.32%
Expenses net of all reductions	1.27%	1.28%	1.28%	1.30%	1.31%
Net investment income (loss)	.73%	1.04%	.94%	.81%	.76%
Supplemental Data
Net assets, end of period (000 omitted)	$20,860	$16,763	$16,210	$14,759	$13,639
Portfolio turnover rateG	18%	21%	22%	11%	22%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.37 per share is comprised of distributions from net investment income of $.127 and distributions from net realized gain of $.247 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 60% Class C

Years ended September 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.04	$10.42	$11.35	$11.04	$10.06
Income from Investment Operations
Net investment income (loss)A	.03	.06	.05	.04	.02
Net realized and unrealized gain (loss)	1.17	.88	(.38)	.81	1.10
Total from investment operations	1.20	.94	(.33)	.85	1.12
Distributions from net investment income	(.04)	(.08)	(.04)	(.04)	(.02)
Distributions from net realized gain	(.02)	(.25)	(.56)	(.50)	(.11)
Total distributions	(.06)	(.32)B	(.60)	(.54)	(.14)C
Net asset value, end of period	$12.18	$11.04	$10.42	$11.35	$11.04
Total ReturnD,E	10.94%	9.27%	(3.08)%	7.98%	11.24%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.78%	1.78%	1.80%	1.80%	1.84%
Expenses net of fee waivers, if any	1.78%	1.78%	1.79%	1.80%	1.84%
Expenses net of all reductions	1.78%	1.78%	1.79%	1.80%	1.83%
Net investment income (loss)	.23%	.54%	.44%	.31%	.24%
Supplemental Data
Net assets, end of period (000 omitted)	$37,384	$34,037	$30,147	$25,867	$18,390
Portfolio turnover rateH	18%	21%	22%	11%	22%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.32 per share is comprised of distributions from net investment income of $.076 and distributions from net realized gain of $.247 per share.

 C Total distributions of $.14 per share is comprised of distributions from net investment income of $.024 and distributions from net realized gain of $.112 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 60%

Years ended September 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.29	$10.66	$11.59	$11.22	$10.21
Income from Investment Operations
Net investment income (loss)A	.15	.17	.17	.16	.14
Net realized and unrealized gain (loss)	1.21	.90	(.39)	.84	1.10
Total from investment operations	1.36	1.07	(.22)	1.00	1.24
Distributions from net investment income	(.15)	(.19)	(.16)	(.13)	(.12)
Distributions from net realized gain	(.02)	(.25)	(.56)	(.50)	(.11)
Total distributions	(.18)B	(.44)	(.71)C	(.63)	(.23)
Net asset value, end of period	$12.47	$11.29	$10.66	$11.59	$11.22
Total ReturnD	12.19%	10.31%	(2.03)%	9.26%	12.45%
Ratios to Average Net AssetsE,F
Expenses before reductions	.71%	.71%	.72%	.72%	.74%
Expenses net of fee waivers, if any	.71%	.71%	.72%	.72%	.74%
Expenses net of all reductions	.71%	.71%	.71%	.72%	.73%
Net investment income (loss)	1.30%	1.61%	1.51%	1.39%	1.34%
Supplemental Data
Net assets, end of period (000 omitted)	$1,821,025	$1,426,502	$1,275,181	$1,187,056	$850,361
Portfolio turnover rateG	18%	21%	22%	11%	22%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.18 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.022 per share.

 C Total distributions of $.71 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.555 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 60% Class I

Years ended September 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.30	$10.66	$11.59	$11.22	$10.21
Income from Investment Operations
Net investment income (loss)A	.15	.17	.17	.15	.13
Net realized and unrealized gain (loss)	1.20	.90	(.39)	.83	1.10
Total from investment operations	1.35	1.07	(.22)	.98	1.23
Distributions from net investment income	(.15)	(.18)	(.15)	(.11)	(.11)
Distributions from net realized gain	(.02)	(.25)	(.56)	(.50)	(.11)
Total distributions	(.17)	(.43)	(.71)	(.61)	(.22)
Net asset value, end of period	$12.48	$11.30	$10.66	$11.59	$11.22
Total ReturnB	12.16%	10.37%	(2.08)%	9.15%	12.35%
Ratios to Average Net AssetsC,D
Expenses before reductions	.75%	.75%	.76%	.78%	.82%
Expenses net of fee waivers, if any	.74%	.74%	.76%	.78%	.82%
Expenses net of all reductions	.74%	.74%	.75%	.78%	.81%
Net investment income (loss)	1.26%	1.58%	1.47%	1.33%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$26,423	$18,651	$15,574	$14,122	$8,540
Portfolio turnover rateE	18%	21%	22%	11%	22%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 70%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	1.1	1.3
Amazon.com, Inc.	0.8	0.8
Facebook, Inc. Class A	0.7	0.6
Tesla, Inc.	0.6	0.4
Amgen, Inc.	0.6	0.5
British American Tobacco PLC sponsored ADR	0.6	0.5
Bank of America Corp.	0.5	0.5
Citigroup, Inc.	0.5	0.5
Berkshire Hathaway, Inc. Class B	0.5	0.5
Microsoft Corp.	0.5	0.5
	6.4

Top Five Market Sectors as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.7	18.3
Information Technology	11.4	10.6
Consumer Discretionary	9.1	10.1
Health Care	7.8	8.1
Industrials	7.0	7.4

Quality Diversification (% of fund's net assets)

As of September 30, 2017
U.S. Government and U.S. Government Agency Obligations	14.1%
AAA,AA,A	0.9%
BBB	4.4%
BB and Below	4.4%
Not Rated	0.2%
Equities*	69.5%
Short-Term Investments and Net Other Assets	6.5%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 2.0%

As of March 31, 2017
U.S. Government and U.S. Government Agency Obligations	13.4%
AAA,AA,A	1.1%
BBB	4.3%
BB and Below	5.2%
Not Rated	0.2%
Equities*	69.8%
Short-Term Investments and Net Other Assets	6.0%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 2.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of September 30, 2017
Stock Class and Equity Futures*	69.8%
Bond Class	22.2%
Short-Term Class	8.0%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 2.0%

As of March 31, 2017
Stock Class and Equity Futures*	70.0%
Bond Class	23.4%
Short-Term Class	6.6%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 2.1%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 27% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 70%

Investments September 30, 2017

Showing Percentage of Net Assets

Equity Central Funds - 66.0%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	15,381,563	$99,518,711
Fidelity Consumer Discretionary Central Fund (a)	783,011	222,179,462
Fidelity Consumer Staples Central Fund (a)	671,381	156,472,126
Fidelity Emerging Markets Equity Central Fund (a)	744,346	183,317,554
Fidelity Energy Central Fund (a)	1,035,262	122,409,387
Fidelity Financials Central Fund (a)	4,108,065	435,947,851
Fidelity Health Care Central Fund (a)	780,440	312,293,194
Fidelity Industrials Central Fund (a)	783,277	225,325,355
Fidelity Information Technology Central Fund (a)	1,197,626	544,716,177
Fidelity International Equity Central Fund (a)	9,027,639	789,557,313
Fidelity Materials Central Fund (a)	279,689	72,833,814
Fidelity Real Estate Equity Central Fund (a)	206,129	23,257,590
Fidelity Telecom Services Central Fund (a)	258,687	51,481,307
Fidelity Utilities Central Fund (a)	385,624	71,429,106
TOTAL EQUITY CENTRAL FUNDS
(Cost $1,961,852,584)		3,310,738,947

Fixed-Income Central Funds - 24.1%
High Yield Fixed-Income Funds - 3.4%
Fidelity Emerging Markets Debt Central Fund (a)	2,411,449	24,862,036
Fidelity Floating Rate Central Fund (a)	463,599	47,824,846
Fidelity High Income Central Fund 1 (a)	975,611	98,253,829

TOTAL HIGH YIELD FIXED-INCOME FUNDS		170,940,711

Investment Grade Fixed-Income Funds - 20.7%
Fidelity Inflation-Protected Bond Index Central Fund (a)	1,753,412	179,198,716
Fidelity Investment Grade Bond Central Fund (a)	7,893,287	859,263,235

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,038,461,951

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $1,157,664,480)		1,209,402,662

Money Market Central Funds - 5.0%
Fidelity Cash Central Fund, 1.09% (b)	163,300,945	163,333,605
Fidelity Money Market Central Fund, 1.41% (b)	85,782,054	85,790,632
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $249,102,644)		249,124,237

Investment Companies - 4.9%
iShares 20+ Year Treasury Bond ETF	501,199	62,529,585
iShares Core MSCI Emerging Markets ETF	1,342,256	72,508,672
iShares MSCI EAFE Index ETF	858,801	58,810,692
iShares MSCI Japan ETF	895,891	49,910,088
TOTAL INVESTMENT COMPANIES
(Cost $216,692,556)		243,759,037
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $3,585,312,264)		5,013,024,883
NET OTHER ASSETS (LIABILITIES) - 0.0%		(912,979)
NET ASSETS - 100%		$5,012,111,904

Security Type Abbreviations

– ETF - Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$961,906
Fidelity Commodity Strategy Central Fund	447,605
Fidelity Consumer Discretionary Central Fund	2,331,030
Fidelity Consumer Staples Central Fund	3,897,297
Fidelity Emerging Markets Debt Central Fund	1,646,893
Fidelity Emerging Markets Equity Central Fund	2,768,047
Fidelity Energy Central Fund	2,530,730
Fidelity Financials Central Fund	6,274,475
Fidelity Floating Rate Central Fund	2,209,215
Fidelity Health Care Central Fund	2,323,374
Fidelity High Income Central Fund 1	6,954,955
Fidelity Industrials Central Fund	3,072,849
Fidelity Inflation-Protected Bond Index Central Fund	284,580
Fidelity Information Technology Central Fund	3,416,086
Fidelity International Equity Central Fund	17,021,649
Fidelity Investment Grade Bond Central Fund	21,123,118
Fidelity Materials Central Fund	1,078,843
Fidelity Money Market Central Fund	996,142
Fidelity Real Estate Equity Central Fund	524,366
Fidelity Securities Lending Cash Central Fund	26,595
Fidelity Telecom Services Central Fund	1,186,511
Fidelity Utilities Central Fund	1,704,317
Total	$82,780,583

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$51,334,481	$64,713,715	$16,069,075	$18,550	$(478,960)	$99,518,711	14.2%
Fidelity Consumer Discretionary Central Fund	228,752,701	16,950,133	54,257,412	22,989,876	7,744,164	222,179,462	14.0%
Fidelity Consumer Staples Central Fund	171,025,446	16,017,898	34,718,888	10,831,136	(6,683,466)	156,472,126	13.2%
Fidelity Emerging Markets Debt Central Fund	22,589,678	2,919,867	927,766	(13,958)	294,215	24,862,036	19.3%
Fidelity Emerging Markets Equity Central Fund	103,828,872	63,074,050	15,252,781	389,625	31,277,788	183,317,554	24.0%
Fidelity Energy Central Fund	137,557,692	11,335,757	16,806,035	553,098	(10,231,125)	122,409,387	13.0%
Fidelity Financials Central Fund	377,965,323	30,536,866	64,676,452	5,900,938	86,221,176	435,947,851	14.4%
Fidelity Floating Rate Central Fund	40,040,732	9,452,700	1,855,524	34,221	152,717	47,824,846	2.9%
Fidelity Health Care Central Fund	271,527,129	30,533,289	30,751,410	8,558,014	32,426,172	312,293,194	13.4%
Fidelity High Income Central Fund 1	146,610,179	13,545,710	64,949,495	(437,270)	3,484,705	98,253,829	19.6%
Fidelity Industrials Central Fund	204,238,006	19,994,915	36,022,005	12,167,993	24,946,446	225,325,355	14.0%
Fidelity Inflation-Protected Bond Index Central Fund	166,899,519	27,701,841	14,003,791	8,194	(1,407,047)	179,198,716	18.5%
Fidelity Information Technology Central Fund	450,424,827	35,042,106	104,652,929	49,884,778	114,017,395	544,716,177	13.6%
Fidelity International Equity Central Fund	590,297,357	138,009,010	50,583,864	847,615	110,987,195	789,557,313	25.5%
Fidelity Investment Grade Bond Central Fund	769,772,053	137,426,983	39,741,322	267,814	(8,462,293)	859,263,235	11.6%
Fidelity Materials Central Fund	62,745,788	4,699,516	8,149,682	1,633,585	11,904,607	72,833,814	15.4%
Fidelity Real Estate Equity Central Fund	30,963,572	2,133,410	9,578,988	738,142	(998,546)	23,257,590	18.3%
Fidelity Telecom Services Central Fund	48,841,512	4,962,355	4,288,634	103,131	1,862,943	51,481,307	13.6%
Fidelity Utilities Central Fund	66,207,420	5,279,984	8,696,143	1,644,652	6,993,193	71,429,106	14.2%
Total	$3,941,622,287	$634,330,105	$575,982,196	$116,120,134	$404,051,279	$4,520,141,609

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	73.0%
Japan	3.7%
United Kingdom	3.1%
Cayman Islands	2.4%
Germany	1.8%
France	1.6%
Canada	1.3%
Netherlands	1.2%
Switzerland	1.2%
Ireland	1.1%
Others (Individually Less Than 1%)	9.6%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 70%

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $216,692,556)	$243,759,037
Fidelity Central Funds (cost $3,368,619,708)	4,769,265,846
Total Investment in Securities (cost $3,585,312,264)		$5,013,024,883
Receivable for investments sold		2,030,738
Receivable for fund shares sold		2,967,611
Distributions receivable from Fidelity Central Funds		150,362
Prepaid expenses		11,920
Other receivables		71,545
Total assets		5,018,257,059
Liabilities
Payable for investments purchased	$914,517
Payable for fund shares redeemed	2,148,816
Accrued management fee	2,256,403
Transfer agent fee payable	522,575
Distribution and service plan fees payable	101,852
Other affiliated payables	115,895
Other payables and accrued expenses	85,097
Total liabilities		6,145,155
Net Assets		$5,012,111,904
Net Assets consist of:
Paid in capital		$3,946,648,838
Undistributed net investment income		38,267,602
Accumulated undistributed net realized gain (loss) on investments		(400,517,155)
Net unrealized appreciation (depreciation) on investments		1,427,712,619
Net Assets		$5,012,111,904
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($146,562,216 ÷ 6,582,863 shares)		$22.26
Maximum offering price per share (100/94.25 of $22.26)		$23.62
Class M:
Net Asset Value and redemption price per share ($53,244,901 ÷ 2,393,405 shares)		$22.25
Maximum offering price per share (100/96.50 of $22.25)		$23.06
Class C:
Net Asset Value and offering price per share ($59,046,345 ÷ 2,673,837 shares)(a)		$22.08
Asset Manager 70%:
Net Asset Value, offering price and redemption price per share ($4,673,797,769 ÷ 209,338,527 shares)		$22.33
Class I:
Net Asset Value, offering price and redemption price per share ($79,460,673 ÷ 3,559,036 shares)		$22.33

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2017
Investment Income
Dividends		$5,139,624
Interest		379
Income from Fidelity Central Funds		82,780,583
Total income		87,920,586
Expenses
Management fee	$25,131,900
Transfer agent fees	5,988,824
Distribution and service plan fees	1,181,392
Accounting and security lending fees	1,351,733
Custodian fees and expenses	6,825
Independent trustees' fees and expenses	17,636
Appreciation in deferred trustee compensation account	238
Registration fees	139,124
Audit	41,281
Legal	15,620
Miscellaneous	36,464
Total expenses before reductions	33,911,037
Expense reductions	(116,342)	33,794,695
Net investment income (loss)		54,125,891
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	16,793,917
Fidelity Central Funds	116,129,163
Capital gain distributions from Fidelity Central Funds	9,462,700
Total net realized gain (loss)		142,385,780
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	18,591,545
Fidelity Central Funds	404,012,812
Total change in net unrealized appreciation (depreciation)		422,604,357
Net gain (loss)		564,990,137
Net increase (decrease) in net assets resulting from operations		$619,116,028

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2017	Year ended September 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$54,125,891	$60,499,999
Net realized gain (loss)	142,385,780	15,617,199
Change in net unrealized appreciation (depreciation)	422,604,357	356,816,958
Net increase (decrease) in net assets resulting from operations	619,116,028	432,934,156
Distributions to shareholders from net investment income	(54,427,264)	(65,006,686)
Distributions to shareholders from net realized gain	(8,449,917)	(154,480,473)
Total distributions	(62,877,181)	(219,487,159)
Share transactions - net increase (decrease)	165,309,125	52,440,170
Total increase (decrease) in net assets	721,547,972	265,887,167
Net Assets
Beginning of period	4,290,563,932	4,024,676,765
End of period	$5,012,111,904	$4,290,563,932
Other Information
Undistributed net investment income end of period	$38,267,602	$41,027,782

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Asset Manager 70% Class A

Years ended September 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$19.78	$18.84	$21.24	$19.60	$17.33
Income from Investment Operations
Net investment income (loss)A	.19	.22	.22	.21	.18
Net realized and unrealized gain (loss)	2.53	1.70	(.80)	1.67	2.31
Total from investment operations	2.72	1.92	(.58)	1.88	2.49
Distributions from net investment income	(.20)	(.25)	(.22)	(.16)	(.19)
Distributions from net realized gain	(.04)	(.73)	(1.60)	(.07)	(.03)
Total distributions	(.24)	(.98)	(1.82)	(.24)B	(.22)
Net asset value, end of period	$22.26	$19.78	$18.84	$21.24	$19.60
Total ReturnC,D	13.89%	10.57%	(2.96)%	9.65%	14.56%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.02%	1.02%	1.03%	1.03%	1.06%
Expenses net of fee waivers, if any	1.01%	1.02%	1.03%	1.03%	1.06%
Expenses net of all reductions	1.01%	1.02%	1.02%	1.03%	1.04%
Net investment income (loss)	.90%	1.17%	1.07%	1.00%	.98%
Supplemental Data
Net assets, end of period (000 omitted)	$146,562	$146,585	$134,849	$143,310	$127,865
Portfolio turnover rateG	19%	21%	20%	13%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.24 per share is comprised of distributions from net investment income of $.161 and distributions from net realized gain of $.074 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 70% Class M

Years ended September 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$19.77	$18.82	$21.22	$19.58	$17.30
Income from Investment Operations
Net investment income (loss)A	.13	.17	.17	.15	.13
Net realized and unrealized gain (loss)	2.54	1.70	(.80)	1.67	2.32
Total from investment operations	2.67	1.87	(.63)	1.82	2.45
Distributions from net investment income	(.15)	(.20)	(.16)	(.11)	(.14)
Distributions from net realized gain	(.04)	(.73)	(1.60)	(.07)	(.03)
Total distributions	(.19)	(.92)B	(1.77)C	(.18)	(.17)
Net asset value, end of period	$22.25	$19.77	$18.82	$21.22	$19.58
Total ReturnD,E	13.63%	10.31%	(3.25)%	9.38%	14.31%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.27%	1.28%	1.29%	1.29%	1.32%
Expenses net of fee waivers, if any	1.27%	1.28%	1.28%	1.29%	1.32%
Expenses net of all reductions	1.27%	1.28%	1.28%	1.29%	1.30%
Net investment income (loss)	.64%	.91%	.81%	.74%	.72%
Supplemental Data
Net assets, end of period (000 omitted)	$53,245	$48,149	$46,685	$49,337	$44,421
Portfolio turnover rateH	19%	21%	20%	13%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.92 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.726 per share.

 C Total distributions of $1.77 per share is comprised of distributions from net investment income of $.161 and distributions from net realized gain of $1.604 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 70% Class C

Years ended September 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$19.63	$18.69	$21.08	$19.48	$17.23
Income from Investment Operations
Net investment income (loss)A	.03	.08	.06	.05	.04
Net realized and unrealized gain (loss)	2.51	1.69	(.78)	1.66	2.31
Total from investment operations	2.54	1.77	(.72)	1.71	2.35
Distributions from net investment income	(.05)	(.10)	(.07)	(.04)	(.07)
Distributions from net realized gain	(.04)	(.73)	(1.60)	(.07)	(.03)
Total distributions	(.09)	(.83)	(1.67)	(.11)	(.10)
Net asset value, end of period	$22.08	$19.63	$18.69	$21.08	$19.48
Total ReturnB,C	13.00%	9.78%	(3.69)%	8.82%	13.70%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.77%	1.78%	1.79%	1.79%	1.81%
Expenses net of fee waivers, if any	1.77%	1.78%	1.78%	1.79%	1.81%
Expenses net of all reductions	1.77%	1.78%	1.78%	1.78%	1.79%
Net investment income (loss)	.14%	.41%	.32%	.25%	.23%
Supplemental Data
Net assets, end of period (000 omitted)	$59,046	$56,605	$52,860	$55,104	$46,498
Portfolio turnover rateF	19%	21%	20%	13%	20%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 70%

Years ended September 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$19.84	$18.89	$21.30	$19.66	$17.38
Income from Investment Operations
Net investment income (loss)A	.25	.28	.28	.27	.24
Net realized and unrealized gain (loss)	2.54	1.71	(.80)	1.67	2.32
Total from investment operations	2.79	1.99	(.52)	1.94	2.56
Distributions from net investment income	(.26)	(.31)	(.28)	(.23)	(.25)
Distributions from net realized gain	(.04)	(.73)	(1.60)	(.07)	(.03)
Total distributions	(.30)	(1.04)	(1.89)B	(.30)	(.28)
Net asset value, end of period	$22.33	$19.84	$18.89	$21.30	$19.66
Total ReturnC	14.25%	10.97%	(2.69)%	9.98%	14.94%
Ratios to Average Net AssetsD,E
Expenses before reductions	.71%	.72%	.72%	.73%	.75%
Expenses net of fee waivers, if any	.71%	.71%	.72%	.73%	.75%
Expenses net of all reductions	.70%	.71%	.71%	.72%	.73%
Net investment income (loss)	1.20%	1.48%	1.38%	1.31%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$4,673,798	$3,996,905	$3,745,336	$3,729,256	$3,253,088
Portfolio turnover rateF	19%	21%	20%	13%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.89 per share is comprised of distributions from net investment income of $.282 and distributions from net realized gain of $1.604 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 70% Class I

Years ended September 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$19.85	$18.90	$21.31	$19.66	$17.38
Income from Investment Operations
Net investment income (loss)A	.24	.28	.27	.26	.23
Net realized and unrealized gain (loss)	2.54	1.70	(.80)	1.68	2.32
Total from investment operations	2.78	1.98	(.53)	1.94	2.55
Distributions from net investment income	(.26)	(.30)	(.27)	(.22)	(.24)
Distributions from net realized gain	(.04)	(.73)	(1.60)	(.07)	(.03)
Total distributions	(.30)	(1.03)	(1.88)B	(.29)	(.27)
Net asset value, end of period	$22.33	$19.85	$18.90	$21.31	$19.66
Total ReturnC	14.22%	10.92%	(2.73)%	9.98%	14.90%
Ratios to Average Net AssetsD,E
Expenses before reductions	.74%	.74%	.76%	.77%	.79%
Expenses net of fee waivers, if any	.74%	.74%	.76%	.77%	.79%
Expenses net of all reductions	.73%	.74%	.75%	.77%	.77%
Net investment income (loss)	1.17%	1.45%	1.34%	1.26%	1.25%
Supplemental Data
Net assets, end of period (000 omitted)	$79,461	$42,321	$42,581	$40,561	$31,955
Portfolio turnover rateF	19%	21%	20%	13%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.88 per share is comprised of distributions from net investment income of $.273 and distributions from net realized gain of $1.604 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 85%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	1.3	1.6
Amazon.com, Inc.	1.0	1.0
Facebook, Inc. Class A	0.9	0.7
Tesla, Inc.	0.8	0.5
Amgen, Inc.	0.7	0.6
British American Tobacco PLC sponsored ADR	0.7	0.7
Bank of America Corp.	0.6	0.6
Citigroup Inc.	0.6	0.6
Berkshire Hathaway, Inc. Class B	0.6	0.6
Microsoft Corp.	0.6	0.6
	7.8

Top Five Market Sectors as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	17.6	16.4
Information Technology	14.0	13.5
Consumer Discretionary	10.8	11.3
Health Care	9.5	9.6
Industrials	8.2	9.0

Quality Diversification (% of fund's net assets)

As of September 30, 2017
U.S. Government and U.S. Government Agency Obligations	7.5%
AAA,AA,A	0.5%
BBB	1.8%
BB and Below	3.0%
Not Rated	0.3%
Equities*	84.1%
Short-Term Investments and Net Other Assets	2.8%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 2.0%

As of March 31, 2017
U.S. Government and U.S. Government Agency Obligations	7.6%
AAA,AA,A	0.4%
BBB	1.6%
BB and Below	3.6%
Not Rated	0.2%
Equities*	84.2%
Short-Term Investments and Net Other Assets	2.4%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 2.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of September 30, 2017
Stock Class and Equity Futures*	84.3%
Bond Class	12.2%
Short-Term Class	3.5%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 2.0%

As of March 31, 2017
Stock Class and Equity Futures*	84.5%
Bond Class	13.0%
Short-Term Class	2.5%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 2.0%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 29.6% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 85%

Investments September 30, 2017

Showing Percentage of Net Assets

Equity Central Funds - 79.6%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	6,207,162	$40,160,339
Fidelity Consumer Discretionary Central Fund (a)	391,352	111,046,259
Fidelity Consumer Staples Central Fund (a)	335,376	78,162,790
Fidelity Emerging Markets Equity Central Fund (a)	353,131	86,969,045
Fidelity Energy Central Fund (a)	515,568	60,960,803
Fidelity Financials Central Fund (a)	2,050,249	217,572,388
Fidelity Health Care Central Fund (a)	389,287	155,773,158
Fidelity Industrials Central Fund (a)	389,687	112,101,336
Fidelity Information Technology Central Fund (a)	601,950	273,784,795
Fidelity International Equity Central Fund (a)	4,271,719	373,604,561
Fidelity Materials Central Fund (a)	139,524	36,333,544
Fidelity Real Estate Equity Central Fund (a)	83,387	9,408,516
Fidelity Telecom Services Central Fund(a)	129,342	25,740,254
Fidelity Utilities Central Fund (a)	192,851	35,721,801
TOTAL EQUITY CENTRAL FUNDS
(Cost $988,107,226)		1,617,339,589

Fixed-Income Central Funds - 13.1%
High Yield Fixed-Income Funds - 2.7%
Fidelity Emerging Markets Debt Central Fund (a)	3,285	33,865
Fidelity Floating Rate Central Fund (a)	378,445	39,040,367
Fidelity High Income Central Fund 1 (a)	158,347	15,947,127

TOTAL HIGH YIELD FIXED-INCOME FUNDS		55,021,359

Investment Grade Fixed-Income Funds - 10.4%
Fidelity Inflation-Protected Bond Index Central Fund (a)	572,172	58,476,009
Fidelity Investment Grade Bond Central Fund (a)	1,410,212	153,515,712

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		211,991,721

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $261,493,532)		267,013,080

Money Market Central Funds - 1.1%
Fidelity Cash Central Fund, 1.09% (b)
(Cost $23,277,882)	23,273,227	23,277,882

Investment Companies - 6.2%
iShares 20+ Year Treasury Bond ETF	261,021	32,564,980
iShares Core MSCI Emerging Markets ETF	687,511	37,139,344
iShares MSCI EAFE Index ETF	453,318	31,043,217
iShares MSCI Japan ETF	445,660	24,827,719
TOTAL INVESTMENT COMPANIES
(Cost $112,625,085)		125,575,260
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,385,503,725)		2,033,205,811
NET OTHER ASSETS (LIABILITIES) - 0.0%		(452,661)
NET ASSETS - 100%		$2,032,753,150

Security Type Abbreviations

– ETF - Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$104,567
Fidelity Commodity Strategy Central Fund	181,372
Fidelity Consumer Discretionary Central Fund	1,132,181
Fidelity Consumer Staples Central Fund	1,895,448
Fidelity Emerging Markets Debt Central Fund	2,258
Fidelity Emerging Markets Equity Central Fund	1,381,393
Fidelity Energy Central Fund	1,240,844
Fidelity Financials Central Fund	3,059,103
Fidelity Floating Rate Central Fund	1,619,359
Fidelity Health Care Central Fund	1,132,343
Fidelity High Income Central Fund 1	1,458,999
Fidelity Industrials Central Fund	1,489,658
Fidelity Inflation-Protected Bond Index Central Fund	104,905
Fidelity Information Technology Central Fund	1,675,531
Fidelity International Equity Central Fund	7,918,341
Fidelity Investment Grade Bond Central Fund	3,346,519
Fidelity Materials Central Fund	523,759
Fidelity Real Estate Equity Central Fund	223,776
Fidelity Securities Lending Cash Central Fund	21,888
Fidelity Telecom Services Central Fund	574,709
Fidelity Utilities Central Fund	827,834
Total	$29,914,787

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$21,165,035	$25,653,335	$6,563,390	$(364,348)	$269,707	$40,160,339	5.7%
Fidelity Consumer Discretionary Central Fund	109,506,168	13,867,459	27,171,316	7,215,898	7,628,050	111,046,259	7.0%
Fidelity Consumer Staples Central Fund	81,838,175	12,357,236	18,006,989	3,120,289	(1,145,921)	78,162,790	6.6%
Fidelity Emerging Markets Debt Central Fund	31,247	2,258	--	--	360	33,865	0.0%
Fidelity Emerging Markets Equity Central Fund	55,428,042	33,194,275	17,760,766	864,501	15,242,993	86,969,045	11.4%
Fidelity Energy Central Fund	65,847,954	9,170,194	9,336,012	(221,565)	(4,499,768)	60,960,803	6.5%
Fidelity Financials Central Fund	180,987,331	26,861,801	34,916,096	3,903,977	40,735,375	217,572,388	7.2%
Fidelity Floating Rate Central Fund	14,996,108	25,387,250	1,436,334	(1,421)	94,764	39,040,367	2.4%
Fidelity Health Care Central Fund	130,009,719	23,804,339	18,259,973	3,600,318	16,618,755	155,773,158	6.7%
Fidelity High Income Central Fund 1	39,327,648	4,270,380	28,314,387	631,126	32,360	15,947,127	3.2%
Fidelity Industrials Central Fund	97,786,521	16,244,991	19,861,914	3,959,522	13,972,216	112,101,336	7.0%
Fidelity Inflation-Protected Bond Index Central Fund	63,204,048	14,567,547	18,704,976	156,921	(747,531)	58,476,009	6.0%
Fidelity Information Technology Central Fund	215,684,381	29,566,676	51,884,818	15,292,964	65,125,592	273,784,795	6.8%
Fidelity International Equity Central Fund	262,987,486	87,902,629	29,670,956	497,975	51,887,427	373,604,561	12.1%
Fidelity Investment Grade Bond Central Fund	124,485,676	56,077,307	25,812,735	(109,816)	(1,124,720)	153,515,712	2.1%
Fidelity Materials Central Fund	30,031,628	4,935,686	5,236,802	656,988	5,946,044	36,333,544	7.7%
Fidelity Real Estate Equity Central Fund	14,381,304	1,693,182	6,519,106	429,268	(576,132)	9,408,516	7.4%
Fidelity Telecom Services Central Fund	23,394,293	4,848,154	3,445,466	114,109	829,164	25,740,254	6.8%
Fidelity Utilities Central Fund	31,672,540	5,221,858	5,355,920	696,644	3,486,679	35,721,801	7.1%
Total	$1,562,765,304	$395,626,557	$328,257,956	$40,443,350	$213,775,414	$1,884,352,669

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	70.4%
Japan	4.4%
United Kingdom	3.1%
Cayman Islands	2.8%
France	1.9%
Germany	1.8%
Canada	1.5%
Ireland	1.5%
Switzerland	1.3%
Netherlands	1.1%
Others (Individually Less Than 1%)	10.2%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 85%

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $112,625,085)	$125,575,260
Fidelity Central Funds (cost $1,272,878,640)	1,907,630,551
Total Investment in Securities (cost $1,385,503,725)		$2,033,205,811
Cash		32,969
Receivable for investments sold		858,493
Receivable for fund shares sold		1,234,832
Distributions receivable from Fidelity Central Funds		23,424
Prepaid expenses		4,767
Other receivables		2,676
Total assets		2,035,362,972
Liabilities
Payable for investments purchased	$178,446
Payable for fund shares redeemed	1,126,873
Accrued management fee	913,251
Transfer agent fee payable	236,424
Distribution and service plan fees payable	65,845
Other affiliated payables	50,933
Other payables and accrued expenses	38,050
Total liabilities		2,609,822
Net Assets		$2,032,753,150
Net Assets consist of:
Paid in capital		$1,552,608,177
Undistributed net investment income		12,993,441
Accumulated undistributed net realized gain (loss) on investments		(180,550,554)
Net unrealized appreciation (depreciation) on investments		647,702,086
Net Assets		$2,032,753,150
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($92,867,710 ÷ 4,882,236 shares)		$19.02
Maximum offering price per share (100/94.25 of $19.02)		$20.18
Class M:
Net Asset Value and redemption price per share ($24,206,868 ÷ 1,280,440 shares)		$18.91
Maximum offering price per share (100/96.50 of $18.91)		$19.60
Class C:
Net Asset Value and offering price per share ($44,312,789 ÷ 2,375,665 shares)(a)		$18.65
Asset Manager 85%:
Net Asset Value, offering price and redemption price per share ($1,832,601,068 ÷ 95,438,608 shares)		$19.20
Class I:
Net Asset Value, offering price and redemption price per share ($38,764,715 ÷ 2,024,566 shares)		$19.15

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2017
Investment Income
Dividends		$2,240,922
Interest		271
Income from Fidelity Central Funds		29,914,787
Total income		32,155,980
Expenses
Management fee	$9,878,788
Transfer agent fees	2,664,913
Distribution and service plan fees	726,286
Accounting and security lending fees	556,615
Custodian fees and expenses	5,599
Independent trustees' fees and expenses	6,882
Registration fees	121,280
Audit	41,281
Legal	6,626
Miscellaneous	14,056
Total expenses before reductions	14,022,326
Expense reductions	(44,130)	13,978,196
Net investment income (loss)		18,177,784
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,163,879
Fidelity Central Funds	40,439,469
Capital gain distributions from Fidelity Central Funds	4,160,845
Total net realized gain (loss)		47,764,193
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	10,733,731
Fidelity Central Funds	213,769,168
Total change in net unrealized appreciation (depreciation)		224,502,899
Net gain (loss)		272,267,092
Net increase (decrease) in net assets resulting from operations		$290,444,876

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2017	Year ended September 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$18,177,784	$18,336,025
Net realized gain (loss)	47,764,193	197,225
Change in net unrealized appreciation (depreciation)	224,502,899	158,354,674
Net increase (decrease) in net assets resulting from operations	290,444,876	176,887,924
Distributions to shareholders from net investment income	(16,457,489)	(20,421,168)
Distributions to shareholders from net realized gain	(4,681,267)	(51,494,211)
Total distributions	(21,138,756)	(71,915,379)
Share transactions - net increase (decrease)	132,023,041	16,624,821
Total increase (decrease) in net assets	401,329,161	121,597,366
Net Assets
Beginning of period	1,631,423,989	1,509,826,623
End of period	$2,032,753,150	$1,631,423,989
Other Information
Undistributed net investment income end of period	$12,993,441	$12,100,936

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Asset Manager 85% Class A

Years ended September 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$16.45	$15.42	$17.64	$16.38	$14.03
Income from Investment Operations
Net investment income (loss)A	.13	.14	.14	.16	.14
Net realized and unrealized gain (loss)	2.61	1.59	(.77)	1.64	2.38
Total from investment operations	2.74	1.73	(.63)	1.80	2.52
Distributions from net investment income	(.13)	(.17)	(.17)	(.11)	(.14)
Distributions from net realized gain	(.05)	(.53)	(1.43)	(.42)	(.02)
Total distributions	(.17)B	(.70)	(1.59)C	(.54)D	(.17)E
Net asset value, end of period	$19.02	$16.45	$15.42	$17.64	$16.38
Total ReturnF,G	16.83%	11.62%	(3.86)%	11.24%	18.14%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.04%	1.05%	1.05%	1.04%	1.05%
Expenses net of fee waivers, if any	1.04%	1.05%	1.05%	1.04%	1.05%
Expenses net of all reductions	1.03%	1.05%	1.04%	1.04%	1.03%
Net investment income (loss)	.74%	.90%	.85%	.92%	.91%
Supplemental Data
Net assets, end of period (000 omitted)	$92,868	$78,147	$66,006	$66,659	$82,805
Portfolio turnover rateJ	23%	22%	29%	14%	22%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.17 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.047 per share.

 C Total distributions of $1.59 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $1.427 per share.

 D Total distributions of $.54 per share is comprised of distributions from net investment income of $.114 and distributions from net realized gain of $.423 per share.

 E Total distributions of $.17 per share is comprised of distributions from net investment income of $.142 and distributions from net realized gain of $.024 per share.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 85% Class M

Years ended September 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$16.34	$15.32	$17.56	$16.32	$13.97
Income from Investment Operations
Net investment income (loss)A	.08	.10	.10	.11	.09
Net realized and unrealized gain (loss)	2.61	1.58	(.78)	1.63	2.38
Total from investment operations	2.69	1.68	(.68)	1.74	2.47
Distributions from net investment income	(.07)	(.13)	(.13)	(.08)	(.10)
Distributions from net realized gain	(.05)	(.53)	(1.43)	(.42)	(.02)
Total distributions	(.12)	(.66)	(1.56)	(.50)	(.12)
Net asset value, end of period	$18.91	$16.34	$15.32	$17.56	$16.32
Total ReturnB,C	16.54%	11.31%	(4.21)%	10.92%	17.85%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.31%	1.32%	1.33%	1.33%	1.35%
Expenses net of fee waivers, if any	1.31%	1.32%	1.33%	1.33%	1.35%
Expenses net of all reductions	1.31%	1.32%	1.32%	1.33%	1.33%
Net investment income (loss)	.46%	.63%	.57%	.63%	.61%
Supplemental Data
Net assets, end of period (000 omitted)	$24,207	$19,582	$18,991	$17,690	$13,606
Portfolio turnover rateF	23%	22%	29%	14%	22%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 85% Class C

Years ended September 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$16.14	$15.14	$17.37	$16.16	$13.85
Income from Investment Operations
Net investment income (loss)A	–B	.02	.02	.03	.02
Net realized and unrealized gain (loss)	2.56	1.57	(.76)	1.61	2.35
Total from investment operations	2.56	1.59	(.74)	1.64	2.37
Distributions from net investment income	(.01)	(.06)	(.06)	(.01)	(.04)
Distributions from net realized gain	(.05)	(.53)	(1.43)	(.42)	(.02)
Total distributions	(.05)C	(.59)	(1.49)	(.43)	(.06)
Net asset value, end of period	$18.65	$16.14	$15.14	$17.37	$16.16
Total ReturnD,E	15.94%	10.80%	(4.62)%	10.37%	17.22%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.79%	1.80%	1.81%	1.81%	1.84%
Expenses net of fee waivers, if any	1.79%	1.80%	1.81%	1.81%	1.83%
Expenses net of all reductions	1.78%	1.80%	1.80%	1.81%	1.81%
Net investment income (loss)	(.01)%	.15%	.10%	.15%	.13%
Supplemental Data
Net assets, end of period (000 omitted)	$44,313	$38,916	$34,590	$30,717	$21,781
Portfolio turnover rateH	23%	22%	29%	14%	22%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.05 per share is comprised of distributions from net investment income of $.007 and distributions from net realized gain of $.047 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 85%

Years ended September 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$16.60	$15.56	$17.79	$16.52	$14.14
Income from Investment Operations
Net investment income (loss)A	.19	.19	.20	.21	.18
Net realized and unrealized gain (loss)	2.63	1.60	(.78)	1.65	2.40
Total from investment operations	2.82	1.79	(.58)	1.86	2.58
Distributions from net investment income	(.17)	(.22)	(.23)	(.17)	(.18)
Distributions from net realized gain	(.05)	(.53)	(1.43)	(.42)	(.02)
Total distributions	(.22)	(.75)	(1.65)B	(.59)	(.20)
Net asset value, end of period	$19.20	$16.60	$15.56	$17.79	$16.52
Total ReturnC	17.20%	11.92%	(3.54)%	11.54%	18.52%
Ratios to Average Net AssetsD,E
Expenses before reductions	.73%	.74%	.75%	.74%	.77%
Expenses net of fee waivers, if any	.73%	.74%	.75%	.74%	.77%
Expenses net of all reductions	.73%	.74%	.74%	.74%	.75%
Net investment income (loss)	1.05%	1.21%	1.16%	1.21%	1.19%
Supplemental Data
Net assets, end of period (000 omitted)	$1,832,601	$1,454,033	$1,350,006	$1,433,196	$1,100,838
Portfolio turnover rateF	23%	22%	29%	14%	22%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.65 per share is comprised of distributions from net investment income of $.225 and distributions from net realized gain of $1.427 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 85% Class I

Years ended September 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$16.55	$15.51	$17.74	$16.48	$14.11
Income from Investment Operations
Net investment income (loss)A	.18	.19	.19	.21	.18
Net realized and unrealized gain (loss)	2.63	1.60	(.76)	1.64	2.39
Total from investment operations	2.81	1.79	(.57)	1.85	2.57
Distributions from net investment income	(.16)	(.21)	(.23)	(.16)	(.17)
Distributions from net realized gain	(.05)	(.53)	(1.43)	(.42)	(.02)
Total distributions	(.21)	(.75)B	(1.66)	(.59)C	(.20)D
Net asset value, end of period	$19.15	$16.55	$15.51	$17.74	$16.48
Total ReturnE	17.16%	11.93%	(3.52)%	11.49%	18.45%
Ratios to Average Net AssetsF,G
Expenses before reductions	.76%	.75%	.76%	.76%	.79%
Expenses net of fee waivers, if any	.76%	.75%	.76%	.76%	.79%
Expenses net of all reductions	.75%	.75%	.75%	.76%	.77%
Net investment income (loss)	1.02%	1.20%	1.15%	1.19%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$38,765	$40,747	$38,697	$41,775	$13,088
Portfolio turnover rateH	23%	22%	29%	14%	22%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.75 per share is comprised of distributions from net investment income of $.214 and distributions from net realized gain of $.533 per share.

 C Total distributions of $.59 per share is comprised of distributions from net investment income of $.162 and distributions from net realized gain of $.423 per share.

 D Total distributions of $.20 per share is comprised of distributions from net investment income of $.174 and distributions from net realized gain of $.024 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended September 30, 2017

1. Organization.

Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70% and Fidelity Asset Manager 85% (the Funds) are funds of Fidelity Charles Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Class A, Class M (formerly Class T), Class C, Asset Manager and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, each Fund's outstanding Class B shares were converted to Class A shares. Each Fund's prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period October 1, 2015 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of each Fund. These strategies are consistent with the investment objectives of each Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of each Fund. The following summarizes the Funds' investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands Futures	.04%
Fidelity Equity Central Funds	FMR Co., Inc. (FMRC)	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Foreign Securities Restricted Securities	Less than .005% to .01%
Fidelity Emerging Markets Debt Central Fund	FMRC	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Loans & Direct Debt Instruments Restricted Securities	.01%
Fidelity Emerging Markets Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Delayed Delivery & When Issued Securities Foreign Securities Futures	.07%
Fidelity International Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Foreign Securities Futures	.01%
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Restricted Securities	.06%
Fidelity High Income Central Fund 1	FMRC	Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Inflation-Protected Bond Index Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks to provide investment results that correspond to the performance of the inflation-protected United States Treasury market, and may invest in derivatives.		Less than .005%
Fidelity Investment Grade Bond Central Fund	FIMM	Seeks a high level of income by normally investing in investment–grade debt securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swaps	Less than .005%
Fidelity International Credit Central Fund	FMRC	Seeks a high level of current income by normally investing in debt securities of foreign issuers, including debt securities of issuers located in emerging markets. Foreign currency exposure is hedged utilizing foreign currency contracts.	Foreign Securities Futures Options Restricted Securities Swaps	.01%
Fidelity Money Market Central Funds	FIMM	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for each Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through each fund's investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE) normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses of the Fidelity Central Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's NAV.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Fidelity Asset Manager 50% and Fidelity Asset Manager 70%, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of September 30, 2017, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Asset Manager 20%	$4,765,906,455	$258,031,047	$(1,706,112)	$256,324,935
Fidelity Asset Manager 30%	1,128,272,730	88,711,239	(759,092)	87,952,147
Fidelity Asset Manager 40%	1,297,058,225	139,465,310	(586,029)	138,879,281
Fidelity Asset Manager 50%	7,343,854,599	1,181,550,680	(3,250,792)	1,178,299,888
Fidelity Asset Manager 60%	1,665,993,651	299,829,731	(636,490)	299,193,241
Fidelity Asset Manager 70%	4,063,054,101	951,948,044	(1,977,262)	949,970,782
Fidelity Asset Manager 85%	1,585,542,940	448,218,732	(555,861)	447,662,871

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Asset Manager 20%	$23,409,090	$64,148,287	$256,324,935
Fidelity Asset Manager 30%	2,280,233	13,545,004	87,339,064
Fidelity Asset Manager 40%	5,647,941	12,138,521	138,879,281
Fidelity Asset Manager 50%	62,361,506	142,922,148	1,178,299,888
Fidelity Asset Manager 60%	15,728,572	14,805,163	299,193,241
Fidelity Asset Manager 70%	38,330,896	77,224,683	949,970,782
Fidelity Asset Manager 85%	12,993,442	19,488,661	447,662,871

The tax character of distributions paid was as follows:

September 30, 2017
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Asset Manager 20%	$81,584,600	$15,536,605	$97,121,205
Fidelity Asset Manager 30%	17,851,275	–	17,851,275
Fidelity Asset Manager 40%	20,147,775	–	20,147,775
Fidelity Asset Manager 50%	122,491,219	24,607,726	147,098,945
Fidelity Asset Manager 60%	24,626,968	–	24,626,968
Fidelity Asset Manager 70%	62,877,181	–	62,877,181
Fidelity Asset Manager 85%	21,138,756	–	21,138,756

September 30, 2016
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Asset Manager 20%	$101,117,737	$84,198,284	$185,316,021
Fidelity Asset Manager 30%	18,418,824	13,070,896	31,489,720
Fidelity Asset Manager 40%	20,540,236	11,763,374	32,303,610
Fidelity Asset Manager 50%	154,552,812	271,119,028	425,671,840
Fidelity Asset Manager 60%	26,284,291	30,188,215	56,472,506
Fidelity Asset Manager 70%	72,666,561	146,820,598	219,487,159
Fidelity Asset Manager 85%	21,675,985	50,239,394	71,915,379

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Fidelity Asset Manager 30% used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

During the period Fidelity Asset Manager 30% recognized net realized gain (loss) of $99,908 and a change in net unrealized appreciation (depreciation) of $(181,084) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities including the Equity and Fixed-Income Central Funds, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Asset Manager 20%	783,599,308	886,726,399
Fidelity Asset Manager 30%	314,364,646	214,494,182
Fidelity Asset Manager 40%	369,609,969	222,782,851
Fidelity Asset Manager 50%	1,529,329,214	1,476,952,691
Fidelity Asset Manager 60%	521,226,104	302,168,328
Fidelity Asset Manager 70%	973,523,773	813,960,041
Fidelity Asset Manager 85%	557,314,560	421,994,747

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annual management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Asset Manager 20%	.30%	.11%	.41%
Fidelity Asset Manager 30%	.30%	.11%	.41%
Fidelity Asset Manager 40%	.30%	.11%	.41%
Fidelity Asset Manager 50%	.25%	.25%	.50%
Fidelity Asset Manager 60%	.30%	.25%	.55%
Fidelity Asset Manager 70%	.30%	.25%	.55%
Fidelity Asset Manager 85%	.30%	.25%	.55%

The investment adviser pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Fidelity Asset Manager 20%
Class A	-%	.25%	$98,132	$6,606
Class M	.25%	.25%	118,614	892
Class C	.75%	.25%	284,265	41,268
			$501,011	$48,766
Fidelity Asset Manager 30%
Class A	-%	.25%	$54,190	$11,613
Class M	.25%	.25%	61,954	841
Class C	.75%	.25%	210,365	27,269
			$326,509	$39,723
Fidelity Asset Manager 40%
Class A	-%	.25%	$91,198	$3,437
Class M	.25%	.25%	55,534	2,385
Class C	.75%	.25%	224,992	36,091
			$371,724	$41,913
Fidelity Asset Manager 50%
Class A	-%	.25%	$186,816	$4,508
Class M	.25%	.25%	168,614	2,479
Class C	.75%	.25%	415,087	39,154
			$770,517	$46,141
Fidelity Asset Manager 60%
Class A	-%	.25%	$142,201	$2,131
Class M	.25%	.25%	93,046	3,015
Class C	.75%	.25%	348,855	50,201
			$584,102	$55,347
Fidelity Asset Manager 70%
Class A	-%	.25%	$358,868	$3,793
Class M	.25%	.25%	247,688	4,839
Class C	.75%	.25%	574,836	59,221
			$1,181,392	$67,853
Fidelity Asset Manager 85%
Class A	-%	.25%	$209,487	$6,958
Class M	.25%	.25%	106,114	4,348
Class C	.75%	.25%	410,685	64,392
			$726,286	$75,698

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Asset Manager 20%
Class A	$14,007
Class M	5,189
Class C(a)	6,129
$25,325
Fidelity Asset Manager 30%
Class A	$30,527
Class M	4,894
Class C(a)	3,417
$38,838
Fidelity Asset Manager 40%
Class A	$13,222
Class M	5,513
Class C(a)	4,440
$23,175
Fidelity Asset Manager 50%
Class A	$27,779
Class M	9,207
Class C(a)	3,815
$40,801
Fidelity Asset Manager 60%
Class A	$21,924
Class M	9,908
Class C(a)	4,402
$36,234
Fidelity Asset Manager 70%
Class A	$42,840
Class M	13,498
Class C(a)	7,045
$63,383
Fidelity Asset Manager 85%
Class A	$45,671
Class M	5,085
Class C(a)	4,748
$55,504

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of each Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Fidelity Asset Manager 20%
Class A	$57,682.15
Class M	37,635.16
Class C	44,170.16
Asset Manager 20%	3,876,208.08
Class I	52,341.12
	$4,068,036
Fidelity Asset Manager 30%
Class A	$29,840.14
Class M	17,947.14
Class C	31,713.15
Asset Manager 30%	741,421.07
Class I	27,090.16
	$848,011
Fidelity Asset Manager 40%
Class A	$48,630.13
Class M	17,360.16
Class C	33,440.15
Asset Manager 40%	939,214.08
Class I	17,378.10
	$1,056,022
Fidelity Asset Manager 50%
Class A	$140,768.19
Class M	63,879.19
Class C	82,267.20
Asset Manager 50%	9,957,712.13
Class I	63,892.17
	$10,308,518
Fidelity Asset Manager 60%
Class A	$102,195.18
Class M	33,541.18
Class C	63,552.18
Asset Manager 60%	1,813,867.11
Class I	35,630.15
	$2,048,785
Fidelity Asset Manager 70%
Class A	$265,473.18
Class M	93,401.19
Class C	109,241.19
Asset Manager 70%	5,415,349.13
Class I	105,360.16
	$5,988,824
Fidelity Asset Manager 85%
Class A	$168,249.20
Class M	48,202.23
Class C	81,944.20
Asset Manager 85%	2,315,008.14
Class I	51,510.17
	$2,664,913

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Asset Manager 20%	$424
Fidelity Asset Manager 30%	186
Fidelity Asset Manager 40%	275
Fidelity Asset Manager 50%	1,657
Fidelity Asset Manager 60%	527
Fidelity Asset Manager 70%	1,401
Fidelity Asset Manager 85%	492

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Asset Manager 20%	$16,029
Fidelity Asset Manager 30%	3,378
Fidelity Asset Manager 40%	4,000
Fidelity Asset Manager 50%	25,671
Fidelity Asset Manager 60%	5,416
Fidelity Asset Manager 70%	14,522
Fidelity Asset Manager 85%	5,611

During the period, the Funds did not borrow on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Funds. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. Security lending activity was as follows:

	Total Security Lending Income	Security Lending Income From Securities Loaned to FCM
Fidelity Asset Manager 20%	$25,971	$–
Fidelity Asset Manager 30%	$952	$–
Fidelity Asset Manager 40%	$5,539	$–
Fidelity Asset Manager 50%	$47,193	$–
Fidelity Asset Manager 60%	$2,993	$–
Fidelity Asset Manager 70%	$26,595	$–
Fidelity Asset Manager 85%	$21,888	$731

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of Certain Funds and certain Central Funds include an amount in addition to trade execution, which may be rebated back to the Funds to offset certain expenses In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction
Fidelity Asset Manager 20%	$59,425	$268
Fidelity Asset Manager 30%	12,994	128
Fidelity Asset Manager 40%	19,290	182
Fidelity Asset Manager 50%	124,892	20
Fidelity Asset Manager 60%	29,561	252
Fidelity Asset Manager 70%	77,669	64
Fidelity Asset Manager 85%	29,212	85

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses as follows:

Fund-Level Amount
Fidelity Asset Manager 20%	$29,052
Fidelity Asset Manager 30%	6,072
Fidelity Asset Manager 40%	7,122
Fidelity Asset Manager 50%	68,934
Fidelity Asset Manager 60%	14,403
Fidelity Asset Manager 70%	38,609
Fidelity Asset Manager 85%	14,833

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended September 30, 2017	Year ended September 30, 2016
Fidelity Asset Manager 20%
From net investment income
Class A	$465,326	$586,057
Class M	218,268	258,468
Class B	–	7,665
Class C	125,140	222,595
Asset Manager 20%	71,663,660	85,388,721
Class I	604,065	377,130
Total	$73,076,459	$86,840,636
From net realized gain
Class A	$201,955	$768,558
Class M	122,470	397,712
Class B	–	28,963
Class C	143,376	580,212
Asset Manager 20%	23,396,559	96,332,955
Class I	180,386	366,985
Total	$24,044,746	$98,475,385
Fidelity Asset Manager 30%
From net investment income
Class A	$249,688	$374,214
Class M	114,184	156,500
Class B	–	3,431
Class C	98,796	186,439
Asset Manager 30%	15,027,037	16,652,556
Class I	232,014	174,292
Total	$15,721,719	$17,547,432
From net realized gain
Class A	$44,144	$367,407
Class M	25,407	174,844
Class B	–	8,338
Class C	44,596	315,141
Asset Manager 30%	1,985,082	12,937,540
Class I	30,327	139,018
Total	$2,129,556	$13,942,288
Fidelity Asset Manager 40%
From net investment income
Class A	$423,343	$566,653
Class M	97,630	129,110
Class B	–	2,953
Class C	92,822	167,869
Asset Manager 40%	17,100,221	18,366,959
Class I	233,358	326,411
Total	$17,947,374	$19,559,955
From net realized gain
Class A	$68,489	$422,782
Class M	18,911	119,403
Class B	–	6,236
Class C	39,642	255,795
Asset Manager 40%	2,046,819	11,702,088
Class I	26,540	237,351
Total	$2,200,401	$12,743,655
Fidelity Asset Manager 50%
From net investment income
Class A	$800,388	$1,078,569
Class M	270,254	389,022
Class B	–	12,031
Class C	152,743	314,334
Asset Manager 50%	105,721,259	135,309,959
Class I	508,521	620,822
Total	$107,453,165	$137,724,737
From net realized gain
Class A	$392,639	$2,670,933
Class M	168,876	1,173,976
Class B	–	90,179
Class C	215,018	1,563,215
Asset Manager 50%	38,686,111	281,226,959
Class I	183,136	1,221,841
Total	$39,645,780	$287,947,103
Fidelity Asset Manager 60%
From net investment income
Class A	$574,614	$778,039
Class M	136,576	200,853
Class B	–	4,743
Class C	118,898	221,700
Asset Manager 60%	20,317,579	22,576,101
Class I	302,927	271,551
Total	$21,450,594	$24,052,987
From net realized gain
Class A	$109,926	$1,256,050
Class M	33,760	390,635
Class B	–	26,625
Class C	67,071	720,526
Asset Manager 60%	2,921,482	29,661,155
Class I	44,135	364,528
Total	$3,176,374	$32,419,519
Fidelity Asset Manager 70%
From net investment income
Class A	$1,422,489	$1,770,999
Class M	361,006	473,868
Class C	148,268	294,415
Asset Manager 70%	51,630,613	61,801,113
Class I	864,888	666,291
Total	$54,427,264	$65,006,686
From net realized gain
Class A	$281,609	$5,163,635
Class M	93,861	1,764,247
Class B	–	79,783
Class C	111,201	2,075,200
Asset Manager 70%	7,834,993	143,806,402
Class I	128,253	1,591,206
Total	$8,449,917	$154,480,473
Fidelity Asset Manager 85%
From net investment income
Class A	$599,758	$762,308
Class M	79,695	166,023
Class C	16,877	134,918
Asset Manager 85%	15,515,608	18,879,814
Class I	245,551	478,105
Total	$16,457,489	$20,421,168
From net realized gain
Class A	$225,509	$2,376,081
Class M	55,083	691,330
Class B	–	46,652
Class C	113,321	1,239,853
Asset Manager 85%	4,215,223	45,949,502
Class I	72,131	1,190,793
Total	$4,681,267	$51,494,211

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended September 30, 2017	Year ended September 30, 2016	Year ended September 30, 2017	Year ended September 30, 2016
Fidelity Asset Manager 20%
Class A
Shares sold	929,632	1,061,724	$12,344,270	$13,730,782
Reinvestment of distributions	49,500	101,740	650,956	1,297,846
Shares redeemed	(1,231,578)	(980,175)	(16,255,705)	(12,695,149)
Net increase (decrease)	(252,446)	183,289	$(3,260,479)	$2,333,479
Class M
Shares sold	226,350	769,032	$2,993,573	$9,944,778
Reinvestment of distributions	23,005	46,050	301,848	585,951
Shares redeemed	(483,398)	(404,707)	(6,392,472)	(5,207,424)
Net increase (decrease)	(234,043)	410,375	$(3,097,051)	$5,323,305
Class B
Shares sold	–	3,420	$–	$44,326
Reinvestment of distributions	–	2,794	–	35,365
Shares redeemed	–	(122,552)	–	(1,576,306)
Net increase (decrease)	–	(116,338)	$–	$(1,496,615)
Class C
Shares sold	435,126	522,480	$5,728,582	$6,696,646
Reinvestment of distributions	19,453	58,840	253,251	744,539
Shares redeemed	(588,259)	(571,568)	(7,735,444)	(7,366,178)
Net increase (decrease)	(133,680)	9,752	$(1,753,611)	$75,007
Asset Manager 20%
Shares sold	55,544,412	53,904,713	$736,787,752	$698,704,684
Reinvestment of distributions	6,977,747	13,769,905	92,013,033	176,023,505
Shares redeemed	(65,049,932)	(67,514,502)	(862,709,991)	(872,979,053)
Net increase (decrease)	(2,527,773)	160,116	$(33,909,206)	$1,749,136
Class I
Shares sold	2,731,056	1,237,625	$36,210,143	$16,000,768
Reinvestment of distributions	49,714	51,472	656,105	658,423
Shares redeemed	(1,135,799)	(494,699)	(15,103,846)	(6,395,711)
Net increase (decrease)	1,644,971	794,398	$21,762,402	$10,263,480
Fidelity Asset Manager 30%
Class A
Shares sold	397,021	758,314	$4,297,032	$7,842,738
Reinvestment of distributions	27,356	72,251	292,122	734,724
Shares redeemed	(650,225)	(684,982)	(6,921,443)	(7,018,711)
Net increase (decrease)	(225,848)	145,583	$(2,332,289)	$1,558,751
Class M
Shares sold	401,154	227,180	$4,319,195	$2,318,193
Reinvestment of distributions	13,088	32,605	139,462	331,069
Shares redeemed	(355,937)	(234,324)	(3,827,147)	(2,407,141)
Net increase (decrease)	58,305	25,461	$631,510	$242,121
Class B
Shares sold	–	752	$–	$7,417
Reinvestment of distributions	–	1,068	–	10,788
Shares redeemed	–	(55,507)	–	(570,956)
Net increase (decrease)	–	(53,687)	$–	$(552,751)
Class C
Shares sold	352,268	646,522	$3,759,300	$6,544,515
Reinvestment of distributions	13,415	48,769	141,610	492,300
Shares redeemed	(508,448)	(587,350)	(5,424,359)	(6,019,841)
Net increase (decrease)	(142,765)	107,941	$(1,523,449)	$1,016,974
Asset Manager 30%
Shares sold	34,021,799	23,662,071	$366,499,941	$243,254,618
Reinvestment of distributions	1,555,960	2,847,635	16,641,732	28,983,547
Shares redeemed	(21,263,550)	(18,732,344)	(228,091,063)	(192,459,532)
Net increase (decrease)	14,314,209	7,777,362	$155,050,610	$79,778,633
Class I
Shares sold	1,054,544	656,402	$11,284,732	$6,817,634
Reinvestment of distributions	21,717	30,069	232,556	306,241
Shares redeemed	(313,644)	(462,690)	(3,361,648)	(4,774,293)
Net increase (decrease)	762,617	223,781	$8,155,640	$2,349,582
Fidelity Asset Manager 40%
Class A
Shares sold	877,906	1,316,443	$9,730,115	$13,858,038
Reinvestment of distributions	44,241	93,270	485,863	973,060
Shares redeemed	(1,477,333)	(733,359)	(16,287,544)	(7,743,497)
Net increase (decrease)	(555,186)	676,354	$(6,071,566)	$7,087,601
Class M
Shares sold	222,984	390,009	$2,487,189	$4,020,982
Reinvestment of distributions	9,795	20,717	107,749	215,683
Shares redeemed	(173,250)	(366,782)	(1,953,193)	(3,842,286)
Net increase (decrease)	59,529	43,944	$641,745	$394,379
Class B
Reinvestment of distributions	–	884	–	9,189
Shares redeemed	–	(59,490)	–	(630,460)
Net increase (decrease)	–	(58,606)	$–	$(621,271)
Class C
Shares sold	473,934	558,469	$5,253,055	$5,876,704
Reinvestment of distributions	11,592	38,879	126,609	402,887
Shares redeemed	(498,583)	(460,845)	(5,535,845)	(4,802,443)
Net increase (decrease)	(13,057)	136,503	$(156,181)	$1,477,148
Asset Manager 40%
Shares sold	36,535,552	27,901,656	$406,930,421	$294,523,460
Reinvestment of distributions	1,704,627	2,831,070	18,767,872	29,535,248
Shares redeemed	(22,052,939)	(20,058,435)	(245,424,174)	(210,941,630)
Net increase (decrease)	16,187,240	10,674,291	$180,274,119	$113,117,078
Class I
Shares sold	1,078,872	949,776	$12,118,958	$9,774,597
Reinvestment of distributions	21,026	30,925	231,854	322,941
Shares redeemed	(801,679)	(1,492,768)	(8,905,276)	(15,422,345)
Net increase (decrease)	298,219	(512,067)	$3,445,536	$(5,324,807)
Fidelity Asset Manager 50%
Class A
Shares sold	696,145	1,285,350	$12,078,631	$20,974,734
Reinvestment of distributions	67,977	228,274	1,152,010	3,648,471
Shares redeemed	(1,224,844)	(1,243,808)	(21,134,081)	(20,035,152)
Net increase (decrease)	(460,722)	269,816	$(7,903,440)	$4,588,053
Class M
Shares sold	423,161	415,139	$7,392,749	$6,788,826
Reinvestment of distributions	25,807	97,186	436,835	1,551,607
Shares redeemed	(386,620)	(455,938)	(6,736,087)	(7,437,228)
Net increase (decrease)	62,348	56,387	$1,093,497	$903,205
Class B
Shares sold	–	12,960	$–	$208,531
Reinvestment of distributions	–	5,178	–	82,342
Shares redeemed	–	(166,468)	–	(2,689,336)
Net increase (decrease)	–	(148,330)	$–	$(2,398,463)
Class C
Shares sold	340,870	526,140	$5,887,786	$8,431,685
Reinvestment of distributions	20,203	108,770	338,683	1,724,314
Shares redeemed	(595,504)	(688,225)	(10,229,085)	(11,162,645)
Net increase (decrease)	(234,431)	(53,315)	$(4,002,616)	$(1,006,646)
Asset Manager 50%
Shares sold	56,236,907	41,011,505	$981,018,081	$670,923,177
Reinvestment of distributions	8,212,171	25,198,579	139,975,913	404,423,850
Shares redeemed	(56,721,036)	(78,601,130)	(985,831,385)	(1,282,252,050)
Net increase (decrease)	7,728,042	(12,391,046)	$135,162,609	$(206,905,023)
Class I
Shares sold	854,961	912,142	$14,920,560	$14,796,900
Reinvestment of distributions	39,923	112,601	679,207	1,804,785
Shares redeemed	(917,108)	(727,915)	(15,802,385)	(11,897,452)
Net increase (decrease)	(22,224)	296,828	$(202,618)	$4,704,233
Fidelity Asset Manager 60%
Class A
Shares sold	931,362	1,119,098	$10,883,929	$11,965,702
Reinvestment of distributions	61,079	192,249	677,363	2,007,080
Shares redeemed	(1,489,441)	(1,138,854)	(17,195,209)	(12,159,554)
Net increase (decrease)	(497,000)	172,493	$(5,633,917)	$1,813,228
Class M
Shares sold	394,411	230,470	$4,575,221	$2,481,092
Reinvestment of distributions	15,294	55,076	169,000	572,790
Shares redeemed	(220,006)	(321,919)	(2,555,023)	(3,454,754)
Net increase (decrease)	189,699	(36,373)	$2,189,198	$(400,872)
Class B
Reinvestment of distributions	–	2,647	$–	$27,789
Shares redeemed	–	(118,704)	–	(1,267,174)
Net increase (decrease)	–	(116,057)	$–	$(1,239,385)
Class C
Shares sold	599,190	662,228	$6,905,093	$6,939,607
Reinvestment of distributions	16,627	89,391	182,067	921,624
Shares redeemed	(631,642)	(559,512)	(7,219,433)	(5,849,062)
Net increase (decrease)	(15,825)	192,107	$(132,273)	$2,012,169
Asset Manager 60%
Shares sold	41,538,724	26,084,588	$482,471,523	$280,962,806
Reinvestment of distributions	2,066,190	4,947,085	22,976,032	51,746,504
Shares redeemed	(23,949,927)	(24,358,406)	(279,473,801)	(261,232,789)
Net increase (decrease)	19,654,987	6,673,267	$225,973,754	$71,476,521
Class I
Shares sold	944,129	445,534	$10,858,113	$4,722,458
Reinvestment of distributions	30,159	57,560	335,370	602,654
Shares redeemed	(507,530)	(312,984)	(5,965,290)	(3,388,714)
Net increase (decrease)	466,758	190,110	$5,228,193	$1,936,398
Fidelity Asset Manager 70%
Class A
Shares sold	887,378	1,242,255	$18,402,274	$23,355,609
Reinvestment of distributions	83,042	360,252	1,630,123	6,607,015
Shares redeemed	(1,796,443)	(1,351,803)	(37,011,764)	(25,443,048)
Net increase (decrease)	(826,023)	250,704	$(16,979,367)	$4,519,576
Class M
Shares sold	363,861	332,456	$7,535,388	$6,282,649
Reinvestment of distributions	22,716	117,377	446,368	2,156,218
Shares redeemed	(428,292)	(495,128)	(8,810,629)	(9,231,214)
Net increase (decrease)	(41,715)	(45,295)	$(828,873)	$(792,347)
Class B
Shares sold	–	2,173	$–	$39,145
Reinvestment of distributions	–	3,944	–	73,710
Shares redeemed	–	(130,852)	–	(2,475,477)
Net increase (decrease)	–	(124,735)	$–	$(2,362,622)
Class C
Shares sold	314,728	434,716	$6,468,087	$8,170,264
Reinvestment of distributions	12,475	121,833	244,259	2,230,769
Shares redeemed	(537,179)	(500,903)	(11,090,417)	(9,377,032)
Net increase (decrease)	(209,976)	55,646	$(4,378,071)	$1,024,001
Asset Manager 70%
Shares sold	31,723,829	21,741,155	$655,201,216	$410,816,180
Reinvestment of distributions	2,973,304	11,023,418	58,395,683	202,279,723
Shares redeemed	(26,825,357)	(29,537,539)	(554,783,377)	(560,681,708)
Net increase (decrease)	7,871,776	3,227,034	$158,813,522	$52,414,195
Class I
Shares sold	1,931,604	461,077	$39,174,674	$8,611,520
Reinvestment of distributions	49,865	119,411	979,352	2,192,381
Shares redeemed	(554,336)	(701,469)	(11,472,112)	(13,166,534)
Net increase (decrease)	1,427,133	(120,981)	$28,681,914	$(2,362,633)
Fidelity Asset Manager 85%
Class A
Shares sold	977,292	1,277,982	$17,109,303	$19,986,726
Reinvestment of distributions	49,655	203,532	815,826	3,095,723
Shares redeemed	(894,317)	(1,011,362)	(15,584,471)	(15,702,710)
Net increase (decrease)	132,630	470,152	$2,340,658	$7,379,739
Class M
Shares sold	318,362	291,311	$5,496,511	$4,494,461
Reinvestment of distributions	8,195	56,275	134,067	852,009
Shares redeemed	(244,360)	(388,740)	(4,115,837)	(6,110,365)
Net increase (decrease)	82,197	(41,154)	$1,514,741	$(763,895)
Class B
Shares sold	–	2,734	$–	$40,866
Reinvestment of distributions	–	2,868	–	43,908
Shares redeemed	–	(105,601)	–	(1,635,914)
Net increase (decrease)	–	(99,999)	$–	$(1,551,140)
Class C
Shares sold	451,692	482,935	$7,751,603	$7,409,041
Reinvestment of distributions	7,948	90,560	128,834	1,359,303
Shares redeemed	(495,020)	(446,523)	(8,479,538)	(6,885,905)
Net increase (decrease)	(35,380)	126,972	$(599,101)	$1,882,439
Asset Manager 85%
Shares sold	20,893,892	12,327,620	$364,575,027	$193,726,869
Reinvestment of distributions	1,176,883	4,184,448	19,477,413	64,063,900
Shares redeemed	(14,201,443)	(15,709,607)	(249,249,768)	(247,400,124)
Net increase (decrease)	7,869,332	802,461	$134,802,672	$10,390,645
Class I
Shares sold	955,142	669,454	$17,194,185	$10,615,247
Reinvestment of distributions	18,960	107,226	312,833	1,637,339
Shares redeemed	(1,411,651)	(810,020)	(23,542,947)	(12,965,553)
Net increase (decrease)	(437,549)	(33,340)	$(6,035,929)	$(712,967)

12. Proposed Reorganization.

The Board of Trustees of Fidelity Asset Manager 60% (the Fund) approved an Agreement and Plan of Reorganization (the Agreements) between the Fund and Fidelity Global Balanced Fund and Fidelity Global Strategies Fund ("Target Funds"). The Agreements provide for the transfer of all the assets and the assumption of all the liabilities of the Target Funds in exchange for corresponding shares of the Fund equal in value to the net assets of the Fund on the day the reorganization is effective. Each reorganization provides shareholders of the Target Funds access to a larger portfolio with similar investment objectives.

A meeting of shareholders of the Target Funds is expected to be held during the first quarter of 2018 to vote on the reorganization. If approved by shareholders, the reorganization is expected to become effective in April 2018. The reorganization is expected to qualify as a tax-free transaction with no gain or loss recognized by the funds or their shareholders.

13. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, a shareholder of record owned more than 25% of the total outstanding shares of the following Fund:

Fund	% of shares held
Fidelity Asset Manager 60%	32%

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Charles Street Trust and the Shareholders of Fidelity Asset Manager® 20%, Fidelity Asset Manager® 30%, Fidelity Asset Manager® 40%, Fidelity Asset Manager® 50%, Fidelity Asset Manager® 60%, Fidelity Asset Manager® 70% and Fidelity Asset Manager® 85%:

We have audited the accompanying statements of assets and liabilities of Fidelity Asset Manager® 20%, Fidelity Asset Manager® 30%, Fidelity Asset Manager® 40%, Fidelity Asset Manager® 50%, Fidelity Asset Manager® 60%, Fidelity Asset Manager® 70% and Fidelity Asset Manager® 85% (the Funds), each a fund of the Fidelity Charles Street Trust, including the schedules of investments, as of September 30, 2017, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2017, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Asset Manager® 20%, Fidelity Asset Manager® 30%, Fidelity Asset Manager® 40%, Fidelity Asset Manager® 50%, Fidelity Asset Manager® 60%, Fidelity Asset Manager® 70% and Fidelity Asset Manager® 85% as of September 30, 2017, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
November 17, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  Each of the Trustees oversees 249 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello is an employee of Fidelity Investments (1995-present).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2017

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as Chief Investment Officer of FMR's Bond Group (2017-present) and is an employee of Fidelity Investments (2001-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Christine J. Thompson (1958)

Year of Election or Appointment: 2015

Vice President of Fidelity's Bond Funds

Ms. Thompson also serves as Vice President of other funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments (1985-present). Previously, Ms. Thompson served as Vice President of Fidelity's Bond Funds (2010-2012).

Shareholder Expense Example

The Funds invest in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Funds, available only to other mutual funds and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. In addition to the direct expenses incurred by the Funds presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Funds also indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Funds' annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table but are summarized in a footnote to the table.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2017 to September 30, 2017).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value April 1, 2017	Ending Account Value September 30, 2017	Expenses Paid During Period-B April 1, 2017 to September 30, 2017
Fidelity Asset Manager 20%
Class A	.83%
Actual		$1,000.00	$1,030.00	$4.22
Hypothetical-C		$1,000.00	$1,020.91	$4.20
Class M	1.10%
Actual		$1,000.00	$1,028.50	$5.59
Hypothetical-C		$1,000.00	$1,019.55	$5.57
Class C	1.59%
Actual		$1,000.00	$1,026.10	$8.08
Hypothetical-C		$1,000.00	$1,017.10	$8.04
Asset Manager 20%	.52%
Actual		$1,000.00	$1,031.60	$2.65
Hypothetical-C		$1,000.00	$1,022.46	$2.64
Class I	.56%
Actual		$1,000.00	$1,032.10	$2.85
Hypothetical-C		$1,000.00	$1,022.26	$2.84
Fidelity Asset Manager 30%
Class A	.85%
Actual		$1,000.00	$1,039.90	$4.35
Hypothetical-C		$1,000.00	$1,020.81	$4.31
Class M	1.10%
Actual		$1,000.00	$1,038.70	$5.62
Hypothetical-C		$1,000.00	$1,019.55	$5.57
Class C	1.61%
Actual		$1,000.00	$1,036.30	$8.22
Hypothetical-C		$1,000.00	$1,017.00	$8.14
Asset Manager 30%	.53%
Actual		$1,000.00	$1,041.70	$2.71
Hypothetical-C		$1,000.00	$1,022.41	$2.69
Class I	.62%
Actual		$1,000.00	$1,041.20	$3.17
Hypothetical-C		$1,000.00	$1,021.96	$3.14
Fidelity Asset Manager 40%
Class A	.84%
Actual		$1,000.00	$1,049.20	$4.32
Hypothetical-C		$1,000.00	$1,020.86	$4.26
Class M	1.11%
Actual		$1,000.00	$1,048.10	$5.70
Hypothetical-C		$1,000.00	$1,019.50	$5.62
Class C	1.60%
Actual		$1,000.00	$1,045.70	$8.21
Hypothetical-C		$1,000.00	$1,017.05	$8.09
Asset Manager 40%	.53%
Actual		$1,000.00	$1,050.90	$2.72
Hypothetical-C		$1,000.00	$1,022.41	$2.69
Class I	.56%
Actual		$1,000.00	$1,050.80	$2.88
Hypothetical-C		$1,000.00	$1,022.26	$2.84
Fidelity Asset Manager 50%
Class A	.95%
Actual		$1,000.00	$1,058.10	$4.90
Hypothetical-C		$1,000.00	$1,020.31	$4.81
Class M	1.20%
Actual		$1,000.00	$1,056.90	$6.19
Hypothetical-C		$1,000.00	$1,019.05	$6.07
Class C	1.71%
Actual		$1,000.00	$1,053.90	$8.80
Hypothetical-C		$1,000.00	$1,016.50	$8.64
Asset Manager 50%	.64%
Actual		$1,000.00	$1,060.10	$3.31
Hypothetical-C		$1,000.00	$1,021.86	$3.24
Class I	.68%
Actual		$1,000.00	$1,059.40	$3.51
Hypothetical-C		$1,000.00	$1,021.66	$3.45
Fidelity Asset Manager 60%
Class A	1.02%
Actual		$1,000.00	$1,067.00	$5.29
Hypothetical-C		$1,000.00	$1,019.95	$5.16
Class M	1.27%
Actual		$1,000.00	$1,065.60	$6.58
Hypothetical-C		$1,000.00	$1,018.70	$6.43
Class C	1.78%
Actual		$1,000.00	$1,062.80	$9.20
Hypothetical-C		$1,000.00	$1,016.14	$9.00
Asset Manager 60%	.71%
Actual		$1,000.00	$1,068.60	$3.68
Hypothetical-C		$1,000.00	$1,021.51	$3.60
Class I	.74%
Actual		$1,000.00	$1,068.50	$3.84
Hypothetical-C		$1,000.00	$1,021.36	$3.75
Fidelity Asset Manager 70%
Class A	1.01%
Actual		$1,000.00	$1,075.40	$5.25
Hypothetical-C		$1,000.00	$1,020.00	$5.11
Class M	1.26%
Actual		$1,000.00	$1,074.40	$6.55
Hypothetical-C		$1,000.00	$1,018.75	$6.38
Class C	1.76%
Actual		$1,000.00	$1,071.30	$9.14
Hypothetical-C		$1,000.00	$1,016.24	$8.90
Asset Manager 70%	.70%
Actual		$1,000.00	$1,077.20	$3.65
Hypothetical-C		$1,000.00	$1,021.56	$3.55
Class I	.73%
Actual		$1,000.00	$1,077.20	$3.80
Hypothetical-C		$1,000.00	$1,021.41	$3.70
Fidelity Asset Manager 85%
Class A	1.03%
Actual		$1,000.00	$1,088.10	$5.39
Hypothetical-C		$1,000.00	$1,019.90	$5.22
Class M	1.31%
Actual		$1,000.00	$1,087.40	$6.85
Hypothetical-C		$1,000.00	$1,018.50	$6.63
Class C	1.78%
Actual		$1,000.00	$1,084.30	$9.30
Hypothetical-C		$1,000.00	$1,016.14	$9.00
Asset Manager 85%	.72%
Actual		$1,000.00	$1,089.70	$3.77
Hypothetical-C		$1,000.00	$1,021.46	$3.65
Class I	.75%
Actual		$1,000.00	$1,089.90	$3.93
Hypothetical-C		$1,000.00	$1,021.31	$3.80

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying Fidelity Central Funds as of their most recent fiscal half year ranged from less than .005% to .07%.

 C 5% return per year before expenses

Distributions (Unaudited)

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended September 30, 2017, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Asset Manager 20%	$64,327,668
Fidelity Asset Manager 30%	$13,545,004
Fidelity Asset Manager 40%	$12,792,911
Fidelity Asset Manager 50%	$146,174,443
Fidelity Asset Manager 60%	$15,566,130
Fidelity Asset Manager 70%	$81,231,161
Fidelity Asset Manager 85%	$20,407,269

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax

Fidelity Asset Manager 20%	8.79%
Fidelity Asset Manager 30%	8.48%
Fidelity Asset Manager 40%	7.61%
Fidelity Asset Manager 50%	6.72%
Fidelity Asset Manager 60%	5.77%
Fidelity Asset Manager 70%	4.24%
Fidelity Asset Manager 85%	2.38%

The funds hereby designate the amounts noted below as distributions paid during the period January 1, 2017 to September 30, 2017 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders:

Fidelity Asset Manager 20%	$47,698,087
Fidelity Asset Manager 30%	$10,267,415
Fidelity Asset Manager 40%	$8,797,886
Fidelity Asset Manager 50%	$51,336,290

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends–received deduction for corporate shareholders:

	Class A	Class M	Class C	Retail	Class I
Fidelity Asset Manager 20%
December 2016	10%	11%	15%	9%	9%
February 2017	12%	17%	0%	8%	9%
March 2017	11%	15%	54%	8%	8%
April 2017	11%	14%	25%	8%	8%
May 2017	10%	14%	30%	8%	8%
June 2017	11%	17%	58%	8%	9%
July 2017	10%	12%	18%	8%	9%
August 2017	11%	15%	33%	8%	9%
September 2017	10%	13%	25%	8%	9%
Fidelity Asset Manager 30%
December 2016	13%	14%	17%	12%	12%
February 2017	22%	44%	0%	15%	17%
March 2017	20%	32%	0%	15%	16%
April 2017	18%	22%	43%	14%	16%
May 2017	20%	24%	54%	14%	15%
June 2017	18%	24%	48%	14%	14%
July 2017	17%	20%	29%	15%	15%
August 2017	18%	24%	54%	14%	15%
September 2017	19%	27%	94%	14%	16%
Fidelity Asset Manager 40%
December 2016	17%	19%	26%	14%	14%
April 2017	43%	62%	0%	29%	29%
July 2017	35%	43%	77%	29%	29%
Fidelity Asset Manager 50%
December 2016	22%	25%	35%	19%	19%
April 2017	60%	100%	0%	39%	40%
July 2017	48%	59%	100%	39%	40%
Fidelity Asset Manager 60%
December 2016	37%	46%	84%	29%	30%
Fidelity Asset Manager 70%
December 2016	47%	58%	100%	37%	36%
Fidelity Asset Manager 85%
December 2016	65%	97%	100%	51%	54%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Class A	Class M	Class C	Retail	Class I
Fidelity Asset Manager 20%
December 2016	16%	17%	22%	14%	14%
February 2017	28%	40%	0%	20%	22%
March 2017	26%	37%	100%	20%	20%
April 2017	26%	32%	59%	20%	20%
May 2017	24%	32%	71%	20%	20%
June 2017	25%	39%	100%	20%	21%
July 2017	23%	28%	44%	20%	21%
August 2017	26%	35%	78%	20%	21%
September 2017	25%	32%	59%	20%	21%
Fidelity Asset Manager 30%
December 2016	21%	22%	27%	19%	19%
February 2017	48%	95%	0%	32%	38%
March 2017	44%	70%	0%	32%	35%
April 2017	40%	47%	94%	32%	34%
May 2017	43%	53%	100%	32%	34%
June 2017	40%	53%	100%	32%	32%
July 2017	38%	44%	63%	32%	34%
August 2017	40%	53%	100%	32%	34%
September 2017	41%	59%	100%	32%	35%
Fidelity Asset Manager 40%
December 2016	26%	30%	41%	22%	23%
April 2017	90%	100%	0%	61%	61%
July 2017	75%	91%	100%	61%	62%
Fidelity Asset Manager 50%
December 2016	34%	39%	55%	30%	30%
April 2017	100%	100%	0%	81%	83%
July 2017	99%	100%	100%	81%	83%
Fidelity Asset Manager 60%
December 2016	64%	79%	100%	50%	51%
Fidelity Asset Manager 70%
December 2016	78%	97%	100%	62%	61%
Fidelity Asset Manager 85%
December 2016	100%	100%	100%	88%	93%

The funds will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Asset Manager 20%
Fidelity Asset Manager 30%
Fidelity Asset Manager 40%
Fidelity Asset Manager 50%
Fidelity Asset Manager 60%
Fidelity Asset Manager 70%
Fidelity Asset Manager 85%

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2017 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Amendment to Group Fee Rate. The Board also approved an amendment to the management contract for each fund to add an additional breakpoint to the group fee schedule, effective October 1, 2017. The Board noted that the additional breakpoint would result in lower management fee rates as Fidelity's assets under management increase above the new breakpoint.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain lower-priced share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for certain funds; (ix) introducing a new pricing structure for certain funds of funds that is expected to reduce overall expenses paid by shareholders; (x) rationalizing product lines and gaining increased efficiencies through proposals for fund mergers and share class consolidations; (xi) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xii) implementing enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against one or more securities market indices, including a customized blended index representative of the fund's asset classes (each a "benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board.

Fidelity Asset Manager 20%

Fidelity Asset Manager 30%

Fidelity Asset Manager 40%

Fidelity Asset Manager 50%

Fidelity Asset Manager 60%

Fidelity Asset Manager 70%

Fidelity Asset Manager 85%

The Board noted that each fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2016.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of each class of each fund, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for each fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class of Fidelity Asset Manager 20% ranked below the competitive median for 2016. The Board noted that the total expense ratio of each of Class A, Class C, Class I, and the retail class of each other fund ranked below the competitive median for 2016 and the total expense ratio of Class M (formerly Class T) of each other fund ranked above the competitive median for 2016.

The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class M of certain funds was above the competitive median primarily because of higher 12b-1 fees on Class M as compared to most competitor funds. Class M has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class M is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that, when compared with competitor funds that charge a 0.50% 12b-1 fee, the total expense ratio of Class M of these funds is below median. The Board noted that each fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes of each fund vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although some classes were above the median of the universe presented for comparison, the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) the terms of Fidelity's contractual and voluntary expense cap and waiver arrangements with the funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the approach to considering "fall-out" benefits; (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability; (xii) the funds' share class structures and distribution channels, including the impact of the Department of Labor's new fiduciary rule on the funds' distribution arrangements; and (xiii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

AR-ANN-1117
1.878277.109

Item 2.

Code of Ethics

As of the end of the period, September 30, 2017, Fidelity Charles Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70%, and Fidelity Asset Manager 85% for services rendered to (the “Funds”):

Services Billed by Deloitte Entities

September 30, 2017 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Asset Manager 20%	$24,000	$-	$5,400	$700
Fidelity Asset Manager 30%	$24,000	$-	$5,400	$700
Fidelity Asset Manager 40%	$24,000	$-	$5,400	$700
Fidelity Asset Manager 50%	$24,000	$-	$5,400	$700
Fidelity Asset Manager 60%	$24,000	$-	$5,400	$700
Fidelity Asset Manager 70%	$24,000	$-	$5,400	$700
Fidelity Asset Manager 85%	$24,000	$-	$5,400	$700

September 30, 2016 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Asset Manager 20%	$24,000	$100	$5,400	$1,000
Fidelity Asset Manager 30%	$24,000	$-	$5,400	$800
Fidelity Asset Manager 40%	$24,000	$-	$5,400	$800
Fidelity Asset Manager 50%	$24,000	$100	$5,500	$1,100
Fidelity Asset Manager 60%	$24,000	$-	$5,400	$800
Fidelity Asset Manager 70%	$24,000	$-	$5,500	$900
Fidelity Asset Manager 85%	$24,000	$-	$5,400	$800

A Amounts may reflect rounding.

B Certain amounts have been reclassified to align with current period presentation

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds (“Fund Service Providers”):

Services Billed by Deloitte Entities

	September 30, 2017A	September 30, 2016A
Audit-Related Fees	$-	$35,000
Tax Fees	$25,000	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	September 30, 2017A	September 30, 2016A
Deloitte Entities	$410,000	$110,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in their audits of the Funds, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding their independence from the Funds and their related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds’ last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Charles Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 27, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	November 27, 2017